As filed with the Securities and Exchange Commission on June 8, 2006

                                                     1933 Act File No. 033-46924
                                                     1940 Act File No. 811-06618


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]
                      Pre-Effective Amendment No.             [ ]
                                                   ----
                      Post-Effective Amendment No.  45        [X]
                                                   ----

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]
                      Amendment No.                 47        [X]
                                                   ----
                        (Check appropriate box or boxes.)

                          FIRST INVESTORS EQUITY FUNDS
               (Exact Name of Registrant as Specified in Charter)

                                 95 Wall Street
                            New York, New York 10005
               (Address of Principal Executive Offices) (Zip Code)
       Registrant's Telephone Number, including Area Code: (212) 858-8000

                               Larry Lavoie, Esq.
                          First Investors Equity Funds
                                 95 Wall Street
                            New York, New York 10005
                     (Name and Address of Agent for Service)

                                    Copy to:
                              Robert J. Zutz, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                               1601 K Street, N.W.
                             Washington, D.C. 20006

Title of Securities Being Registered: Class A and Class B Shares of First Investors International Fund

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b)
     [X] on June 9, 2006 pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [ ] on (date) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                          FIRST INVESTORS EQUITY FUNDS

                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

      Cover Sheet

      Contents of Registration Statement

      Prospectus for First Investors International Fund

      Statement of Additional Information for First Investors International Fund

      Part C - Other Information

      Signature Page

      Exhibits








The sole purpose of this filing is to register with the Securities and Exchange Commission the Class A and Class B shares of First Investors International Fund, a new series of First Investors Equity Funds (the "Registrant"). This filing does not affect any other series of the Registrant.

[First Investors Logo]











INTERNATIONAL FUND
















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The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.
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The Date of This


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                               P R O S P E C T U S
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                                                                IS JUNE 12, 2006


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CONTENTS
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OVERVIEW OF THE FUND

What is the International Fund?............................... 3
    Objective................................................. 3
    Principal Investment Strategies........................... 3
    Principal Risks........................................... 3
Who should consider buying the International Fund?............ 5
How has the International Fund performed?..................... 5
What are the fees and expenses of the International Fund?..... 6
What is the historical performance of accounts similar
  to the International Fund?.................................. 8

THE FUND IN DETAIL

What are the International Fund's objective, principal
  investment strategies and principal risks?................. 10
Who manages the International Fund?.......................... 13

BUYING AND SELLING SHARES

How and when does the Fund price its shares?................. 14
What is the initial offering period?......................... 15
How do I buy shares after the initial offering period?....... 15
What are the sales charges?.................................. 16
Are sales charge discounts available?........................ 18
How do I sell shares?........................................ 19
What if my account falls below the minimum account
  requirement?............................................... 20
Can I exchange my shares for the shares of other First
  Investors Funds?........................................... 20
What are the Fund's policies on frequent trading in the
  shares of the Fund? ....................................... 20
What are the risks of frequent trading in the shares of
  the Fund? ................................................. 21

ACCOUNT POLICIES

What about dividends and capital gain distributions?......... 22
What about taxes?............................................ 22
Other account privileges and policies........................ 23

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OVERVIEW OF THE FUND
--------------------------------------------------------------------------------

WHAT IS THE INTERNATIONAL FUND?

Objective:

The Fund primarily seeks long-term capital growth.


Principal Investment Strategies:

The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. The Fund generally intends to diversify its portfolio holdings among a number of developed and emerging markets. Normally, the Fund intends to hold 40-60 securities in various business sectors of a number of different countries. To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies. The Fund seeks to invest in those companies that the subadviser believes are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects.

The Fund primarily invests in common stocks and securities that are convertible into common stocks of companies in countries that are generally considered to have developed markets, which are listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or American Depositary Receipts ("ADRs"). The Fund may also invest in derivatives, such as futures on foreign securities or indices, for hedging purposes and to establish exposure to foreign markets. Additionally, the Fund may invest in foreign forward currency exchange contracts or engage in foreign currency exchange transactions.

Principal Risks:

Any investment carries with it some level of risk. The following are the principal risks of the International Fund:

o All stocks fluctuate in price in response to movements in the overall securities markets, general economic conditions, and changes in interest rates or investor sentiment as well as company-specific developments.

o The risks of investing in securities issued by foreign companies, particularly those that are traded in foreign securities markets, are accentuated. Foreign securities can decline in value because of declines in the values of local currencies, irrespective of how well the companies issuing the securities are doing; foreign securities markets are generally less regulated and less liquid than comparable U.S. markets; there may be less financial information available on foreign companies than on comparable U.S. companies; and there may be political or economic instability in some countries in which the Fund may invest.

o Foreign securities risks may be heightened when investing in emerging market countries, which may be more unstable than developed markets. Fluctuations in the prices of foreign stocks can be especially sudden and substantial, particularly in the case of stocks that are traded in less-developed or emerging markets.

o The securities of small- and mid-size companies carry more market risk than securities of larger companies, because small-to-mid-size companies generally rely on a smaller number of products or services and have less predictable earnings than larger companies. The securities of small- and mid-size companies also tend to be less liquid and tend to experience sharper price fluctuations than securities of larger companies. These price fluctuations can be substantial.





o Because the Fund generally concentrates its investments in the stocks of a small number of issuers, the Fund's performance may be substantially impacted by the change in value of a single holding.

o Securities selected by the portfolio manager may perform differently than the overall market or may not meet the manager's expectations.

o Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses.

o Foreign forward currency exchange contracts and foreign currency exchange transactions involve a number of risks, including the possibility of default by the counterparty to the transaction.

AN INVESTMENT IN THE FUND IS NOT A BANK DEPOSIT AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

WHO SHOULD CONSIDER BUYING THE INTERNATIONAL FUND?

The International Fund is most appropriately used to add diversification to an investment portfolio. It may be appropriate for you if you:

o    Are seeking capital growth,

o    Want exposure to investments in foreign companies,

o    Are willing to accept a high degree of investment risk, and

o    Have a long-term investment horizon and are able to ride out market cycles.

You should keep in mind that the Fund is not a complete investment program. For most investors, a complete program should include not only stock funds but also bond and money market funds. While stocks have historically outperformed other categories of investments over long periods of time, they generally carry higher risks. There have also been extended periods during which bonds and money market instruments have outperformed stocks. By allocating your assets among different types of funds, you can reduce the overall risk of your portfolio. Of course, even a diversified investment program can result in a loss.

The investment objective of the Fund is non-fundamental, which means that the Board of Trustees may change the investment objective of the Fund without shareholder approval. The Board may take such action when it believes that a change in the objective is necessary or appropriate in light of market circumstances or other events.

HOW HAS THE INTERNATIONAL FUND PERFORMED?

Since the Fund has not offered its shares prior to the date of this prospectus, it does not have any performance history. To view the historical performance of similar accounts managed by Vontobel Asset Management, Inc., the Fund's subadviser, please see page 8 and 9.

WHAT ARE THE FEES AND EXPENSES OF THE INTERNATIONAL FUND?

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.


--------------------------------------------------------------------------------
Shareholder fees
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)      Class A Shares     Class B Shares

--------------------------------------------------------------------------------
Maximum sales charge (load) imposed on
purchases (as a percentage of offering
price)                                              5.75%              None
--------------------------------------------------------------------------------
Maximum deferred sales charge (load)
(as a percentage of the lower of
purchase price or redemption price)                 None*              4.00%**
--------------------------------------------------------------------------------

* A CDSC OF 1.00% WILL BE ASSESSED ON CERTAIN REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED WITHOUT A SALES CHARGE.

** 4.00% IN THE FIRST YEAR; DECLINING TO 0% AFTER THE SIXTH YEAR. CLASS B SHARES CONVERT TO CLASS A SHARES AFTER EIGHT YEARS.

Annual Fund Operating Expenses
(EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

--------------------------------------------------------------------------------

                                                             Total Annual Fund
                   Management   Distribution      Other          Operating
                      Fees      and Service      Expenses        Expenses
                                (12b-1) Fees       (1)             (1)
--------------------------------------------------------------------------------
Class A Shares       0.98%          0.30%         1.22%           2.50%
--------------------------------------------------------------------------------
Class B Shares       0.98%          1.00%         1.22%           3.20%
--------------------------------------------------------------------------------

(1) THE FUND'S OTHER EXPENSES HAVE BEEN ESTIMATED FOR THE 2006 FISCAL YEAR. THE ADVISER HAS CONTRACTUALLY AGREED WITH THE FUND TO ASSUME OTHER EXPENSES IN EXCESS OF 1.22% DURING THE FUND'S FIRST FISCAL YEAR (ENDING SEPTEMBER 30, 2006), PROVIDED THAT THE ADVISER MAY RECOVER SUCH ASSUMED EXPENSES WITHIN THE FOLLOWING THREE YEARS AS LONG AS THE TOTAL ANNUAL FUND OPERATING EXPENSES OF THE FUND DO NOT EXCEED 2.50% OF THE AVERAGE DAILY NET ASSETS ON CLASS A SHARES AND 3.20% OF THE AVERAGE DAILY NET ASSETS ON CLASS B SHARES OR ANY LOWER EXPENSE LIMITATION TO WHICH THE ADVISER AGREES. OTHER EXPENSES INCLUDE ORGANIZATIONAL EXPENSES.

Example

This example helps you to compare the costs of investing in the Fund with the cost of investing in other mutual funds. It assumes that (1) you invest $10,000 in the Fund for the time periods indicated; (2) your investment has a 5% return each year; and (3) the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, under these assumptions your costs would be:

--------------------------------------------------------------------------------
                                      ONE YEAR                THREE YEARS
--------------------------------------------------------------------------------
If you redeem your shares:
--------------------------------------------------------------------------------
Class A shares                          $814                     $1,309
--------------------------------------------------------------------------------
Class B shares                          $723                     $1,286
--------------------------------------------------------------------------------
If you do not redeem your shares:
--------------------------------------------------------------------------------
Class A shares                          $814                     $1,309
--------------------------------------------------------------------------------
Class B shares                          $323                       $986
--------------------------------------------------------------------------------

WHAT IS THE HISTORICAL PERFORMANCE OF ACCOUNTS SIMILAR TO THE INTERNATIONAL
FUND?

The performance shown below consists of the Vontobel International Equity Composite ("Composite"), which is a composite of accounts managed by Vontobel that have investment objectives, policies and strategies substantially similar to those of the Fund. The performance of the Composite has been calculated using a time-weighted rate of return and is shown net of all fees and expenses. The Fund's expenses are higher than the expenses used to calculate the performance of the Composite. Therefore, if the Composite had included the Fund's expenses, then the performance of the Composite would be lower. Certain restrictions imposed by law on registered investment companies, such as the Fund, are not applicable to private accounts included in the Composite and may have adversely affected the performance of the Composite had they been applicable.

The performance shown below is not the performance of the Fund and is based on calculations that are different than the standardized method of calculations required by the SEC. Neither the bar chart nor the table that follow indicate how the Fund will perform in the future.

--------------------------------------------------------------------------------
                         VONTOBEL INTERNATIONAL EQUITY

                                   COMPOSITE

                          [Bar Chart Graphic Omitted]

The bar chart contains the following plot points:

16.98%  8.85%   18.07%  45.39%  -18.28% -27.44% -7.95%  31.98%  29.34%  16.09%

1996    1997    1998    1999    2000    2001    2002    2003    2004    2005


During the periods shown, the highest quarterly return was 32.40% (for the quarter ended December 31, 1999), and the lowest quarterly return was -18.62% (for the quarter ended March 31, 2001).

--------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIODS ENDED DECEMBER 31, 2005)

--------------------------------------------------------------------------------
                                             1 Year     5 Years     10 Years
--------------------------------------------------------------------------------
Vontobel International Equity Composite      16.09%       5.83%       9.02%

--------------------------------------------------------------------------------
Morgan Stanley Capital International
EAFE Index (Net)(reflects no deduction
for fees, expenses or taxes)*                13.54%       4.55%       5.83%
--------------------------------------------------------------------------------

* MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX (NET) IS A FREE FLOAT-ADJUSTED MARKET CAPITALIZATION INDEX THAT MEASURES DEVELOPED FOREIGN MARKET EQUITY PERFORMANCE, EXCLUDING THE U.S. AND CANADA. THE INDEX IS CALCULATED ON A TOTAL-RETURN BASIS WITH NET DIVIDENDS REINVESTED. THE INDEX IS UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT.

--------------------------------------------------------------------------------
THE FUND IN DETAIL
--------------------------------------------------------------------------------

WHAT ARE THE INTERNATIONAL FUND'S OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

Objective:

The Fund primarily seeks long-term capital growth.


Principal Investment Strategies:


The Fund invests in a portfolio of common stocks and other equity securities of companies that are located outside of the United States. The Fund generally intends to diversify its portfolio holdings among a number of developed and emerging markets. Normally, the Fund intends to hold 40-60 securities in various business sectors of a number of different countries. To a limited degree, the Fund may also invest in companies based in the United States.

The Fund typically invests in the securities of medium to large size companies, but will also invest in smaller companies. The Fund primarily invests in common stocks and securities that are convertible into common stocks of companies in countries that are generally considered to have developed markets, which are listed on a foreign securities exchange or quoted on an established foreign over-the-counter market, or ADRs. The Fund also may invest in emerging markets such as Taiwan, Malaysia, Indonesia and Brazil. The Fund also may invest in shares of closed-end investment companies that invest in securities that are consistent with the Fund's investment objective and investment policies.

The Fund may invest in derivatives, such as futures on foreign securities or indices, for hedging purposes or to establish exposure to a foreign market. The Fund may also invest in foreign forward currency exchange contracts or foreign currency exchange transactions in order to hedge against changes in the value of foreign currencies and to effect securities transactions.

The subadviser selects investments for the Fund generally by screening a universe of stocks that meet its "quality growth" criteria, which include high return on equity and low to moderate leverage, among others. The subadviser then further narrows that universe by using a bottom-up stock and business analysis approach. The subadviser makes its assessments by examining companies one at a time, regardless of size, country of organization, place of principal business activity or other similar selection criteria.


The subadviser seeks to invest in companies whose businesses are highly profitable, have consistent operating histories and financial performance and enjoy possible long-term economic prospects. The subadviser's investment process also considers a company's intrinsic value relative to its earnings power and market price. The subadviser believes that investing in these securities at a price that is below their intrinsic worth may generate greater returns for the Fund than those obtained by paying premium prices for companies currently in market favor.

In determining which portfolio securities to sell, the subadviser focuses on the operating results of the companies, and not price quotations, to measure the potential success of an investment. In making sell decisions, the subadviser considers, among other things, whether a security's price target has been met, whether there has been an overvaluation of the issuer by the market, whether there has been a clear deterioration of future earnings power and whether, in the subadviser's opinion, there has been a loss of long-term competitive advantage.

The Fund may take temporary defensive positions that are inconsistent with its principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. If it does so, it may not achieve its investment objective. The Fund may also choose not to take defensive positions.

Information concerning the Fund's policies and procedures with respect to disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional Information (see back cover).

Principal Risks:

Any investment carries with it some level of risk. Here are the principal risks of investing in the International Fund:

Market Risk:

Because the Fund primarily invests in common stocks, it is subject to market risk. Stock prices may decline over short or even extended periods not only because of company-specific developments but also due to an economic downturn, a change in interest rates or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets.

Foreign Securities Risk:

There are special risk factors associated with investing in foreign securities. Some of these factors are also present when investing in the United States but are heightened when investing in non-U.S. markets, especially in smaller, less-developed or emerging markets. For example, fluctuations in the exchange rates between the U.S. dollar and foreign currencies may have a negative impact on investments denominated in foreign currencies by eroding or reversing gains or widening losses from those investments. The risks of investing in foreign securities also include potential political and economic instability, differing accounting and financial reporting standards or inability to obtain reliable financial information regarding a company's balance sheet and operations and less stringent regulation and supervision of foreign securities markets, custodians and securities depositories. Funds that invest in foreign securities are also subject to higher commission rates on portfolio transactions, potentially adverse changes in tax and exchange control regulations, and potential restrictions on the flow of international capital. Many foreign countries impose withholding taxes on income from investments in such countries, which the Fund may not recover.

Emerging Markets Risk:

The risks of foreign investing are heightened when investing in emerging markets. Additionally, the economies and political environments of emerging market countries tend to be more unstable than those of developed countries, resulting in more volatile rates of returns than the developed markets and substantially greater risk to investors.

Liquidity Risk:

The Fund is also susceptible to the risk that certain securities may be difficult or impossible to sell at the time and the price that the Fund would like. As a result, the Fund may have to lower the price on certain securities that it is trying to sell, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Small-Size and Mid-Size Company Risk:

The market risk associated with the securities of small- and mid-size companies is generally greater than that associated with securities of larger companies. The additional volatility associated with small-to-mid-size companies is attributable to a number of factors, including the fact that the earnings of small-to-mid-size companies tend to be less predictable than those of larger, more established companies. Stocks of small-to-mid-size companies are also not as broadly traded as stocks of larger companies. At times, it may be difficult for the Fund to sell securities of small-to-mid-size companies at reasonable prices.

Limited Holdings Risk:

The Fund's assets may be invested in a limited number of issuers. This means that the Fund's performance may be substantially impacted by the change in value of even a single holding. The price of a share of the Fund can therefore be expected to fluctuate more than a fund that invests in substantially more companies. Moreover, the Fund's share price may decline even when the overall market is increasing. Accordingly, an investment in the Fund therefore may entail greater risks.

Security Selection Risk:

Securities selected by the portfolio manager may perform differently than the overall market or may not meet the manager's expectations. This may be a result of specific factors such as changes in corporate profitability due to the success or failure of specific products or management strategies, or it may be due to changes in investor perceptions regarding a company.

Derivatives Securities Risk:

Investments in derivative securities can increase the volatility of the Fund's share price and expose the Fund to significant additional costs and potential investment losses. At times, it may be difficult to sell derivative securities due to the lack of an available trading market.

Foreign Currency Exchange Transactions and Foreign Forward Currency Contracts
Risk:

These transactions involve a number of risks, including the possibility of default by the counterparty to the transaction and, to the extent the portfolio manager's judgment as to certain market movements is incorrect, the risk of losses that are greater than if the investment technique had not been used. For example, there may be an imperfect correlation between the Fund's portfolio holdings of securities denominated in a particular currency and the forward contracts entered into by the Fund. An imperfect correlation of this type may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss. These investment techniques also tend to limit any potential gain that might result from an increase in the value of the hedged position.

WHO MANAGES THE INTERNATIONAL FUND?

First Investors Management Company, Inc. ("FIMCO" or "Adviser") is the investment adviser to the Fund. FIMCO has been the investment adviser to the First Investors Family of Funds since 1965. Its address is 95 Wall Street, New York, NY 10005. As of April 30, 2006, FIMCO served as investment adviser to 49 mutual funds or series of funds with total net assets of approximately $7.10 billion. FIMCO supervises all aspects of the International Fund's operations. For the current fiscal year, FIMCO will receive an advisory fee of 0.98% of the Fund's average daily net assets.

Vontobel Asset Management, Inc. (formerly named Vontobel USA Inc.) ("Vontobel"), serves as the investment subadviser to the International Fund. Vontobel has discretionary trading authority over all of the Fund's assets, subject to continuing oversight and supervision by FIMCO and the Fund's Board of Trustees. Vontobel is located at 450 Park Avenue, New York, NY 10022.

Vontobel is a wholly-owned and controlled subsidiary of Vontobel Holding AG, a Swiss bank holding company, having its registered offices in Zurich, Switzerland. Vontobel acts as the adviser to five series of a Luxembourg investment fund that accepts investments from non-U.S. investors only and that was organized by an affiliate of Vontobel. Vontobel has provided investment advisory services to mutual fund clients since 1990. As of April 30, 2006, Vontobel managed approximately $4.5 billion. Of that amount, Vontobel acted as investment adviser or subadviser to 4 registered investment companies or series of such companies with net assets of approximately $520 million.

Rajiv Jain, Senior Vice President and Managing Director of Vontobel, serves as Portfolio Manager of the Fund. Mr. Jain joined Vontobel in 1994 as an equity analyst and associate manager of its international equity portfolios.

The Statement of Additional Information provides additional information about the portfolio manager's compensation, other accounts managed by the portfolio manager, and the portfolio manager's ownership of securities in a Fund.

FIMCO may retain another or additional investment subadvisers to the Fund subject to approval by the Board of Trustees and, if required by the Investment Company Act of 1940, Fund shareholders. The Fund intends to apply for an exemptive order from the Securities and Exchange Commission. If granted, the order would permit FIMCO to enter into new or modified subadvisory agreements with existing or new subadvisers without shareholder approval subject to certain conditions. The Prospectus will be supplemented if another or additional subadvisers are retained.

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BUYING AND SELLING SHARES
--------------------------------------------------------------------------------

HOW AND WHEN DOES THE FUND PRICE ITS SHARES?

The share price (which is called "net asset value" or "NAV" per share) for the Fund is calculated as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally 4:00 p.m. Eastern Time) each day that the NYSE is open ("Business Day"). The NYSE is closed on most national holidays and Good Friday. In the event that the NYSE closes early, the share price will be determined as of the time of the closing.

To calculate the NAV, the Fund first values its assets, subtracts its liabilities and divides the balance, called net assets, by the number of shares outstanding. The prices or NAVs of Class A shares and Class B shares will generally differ because they have different expenses.

The investments of the Fund are generally valued based upon their last reported sale prices, market quotations, or estimates of value provided by a pricing service as of the close of trading on the NYSE (collectively, "current market values"). If current market values for investments are not readily available, are deemed to be unreliable, or do not appear to reflect significant events that have occurred prior to the close of trading on the NYSE, the investments may be valued at fair value prices as determined by the investment adviser of the Fund under procedures that have been approved by the Board of Trustees of the Fund.

The Fund may fair value a security due to, among other things, the fact that:
(a) a pricing service does not offer a current market value for the security;
(b) a current market value furnished by a pricing service is believed to be stale; (c) the security does not open for trading or stops trading and does not resume trading before the close of trading on the NYSE, pending some corporate announcement or development; or (d) the security is illiquid or trades infrequently and its market value is therefore slow to react to information. In such cases, the Fund's investment adviser will price the security based upon its estimate of the security's market value using some or all of the following factors: the information that is available as of the close of trading on the NYSE, including issuer-specific news; overall market movements; sector movements; or movements of similar securities.

Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. The Fund also relies on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund's portfolio. The pricing service, its methodology or the threshold may change from time to time.

In the event that a security, domestic or foreign, is priced using fair value pricing, a Fund's value for that security is likely to be different than the security's last reported market sale price or quotation. Moreover, fair value pricing is based upon opinions or predictions on how events or information may affect market prices. Thus, different investment advisers may, in good faith and using reasonable procedures, conclude that the same security has a different fair value. Finally, the use of fair value pricing for one or more securities held by the Fund could cause the Fund's net asset value to be materially different than if the Fund had employed market values in pricing its securities.

Debt obligations with maturities of 60 days or less are valued at amortized cost.

WHAT IS THE INITIAL OFFERING PERIOD?

The Fund initially will offer its shares for sale during a period from June 13, 2006 to the close of business on June 26, 2006 ("Offering Period"). During the Offering Period, Class A shares will be offered at a price of $10.00 per share, plus the applicable front-end sales load, and Class B shares will be offered at $10.00 per share, without a front-end sales charge but subject to a contingent deferred sales charge. The sales loads and contingent deferred sales charges are discussed later. The minimum initial investment during the Offering Period is $1,000.

During the Offering Period, investors can place orders for the Fund through any financial representative of First Investors Corporation ("FIC"). Any payments that accompany such orders will be held in an escrow account until the end of the Offering Period. After the completion of the Offering Period, the net amount to be invested will be transferred to the Fund, Fund shares will be issued and the Fund will commence operations. For five business days following the completion of the Offering Period (the "Quiet Period"), the Fund will not accept purchase orders or exchange orders and all redemption requests must be made in writing.

You may rescind your order anytime prior to the end of the Offering Period and your full payment will be returned to you. Although the Fund does not have any current intention to do so, the Fund may withdraw, cancel, extend or modify the Offering Period without notice. The Fund does not have any minimum amount that it must receive before it will complete the offering. The Fund reserves the right to refuse any particular order, without prior notice, if the Fund determines that it is in its best interests to do so.

HOW DO I BUY SHARES AFTER THE INITIAL OFFERING PERIOD?

After the Quiet Period has ended, you may buy shares of the Fund through a registered representative of FIC or through another authorized broker-dealer ("Representative"). Your Representative will help you complete and submit an application. Your initial investment must be at least $1,000. Subsequent investments can be made in any amount. We have lower initial investment requirements for retirement accounts and offer automatic investment plans that allow you to open a Fund account with small monthly payments. For further information on the procedures for buying shares, please contact your Representative or call Shareholder Services at 1-800-423-4026.

If we receive your order in our Edison, N.J. offices in good order, as described in the Shareholder Manual, by the close of regular trading on the NYSE, your transaction will be priced at that day's NAV plus any applicable sales charge ("offering price"). If you place your order with your Representative by the close of regular trading on the NYSE, your transaction will also be priced at that day's offering price provided that your order is received by our Edison, N.J. offices by our processing deadline. Orders placed after the close of regular trading on the NYSE, or received in our Edison, N.J. offices after our processing deadline, will be priced at the next Business Day's offering price. The procedures for processing transactions are explained in more detail in our Shareholder Manual, which is available upon request.

The Fund reserves the right to refuse any order to buy shares, without prior notice, if the Fund determines that doing so would be in the best interests of the Fund and its shareholders.

WHAT ARE THE SALES CHARGES?

The Fund has two classes of shares, Class A and Class B. While each class invests in the same portfolio of securities, the classes have separate sales charge and expense structures. Because of the different expense structures, each class of shares generally will have different NAVs and dividends.

The principal advantages of Class A shares are the lower overall expenses, the availability of quantity discounts on volume purchases and certain account privileges that are available only on Class A shares. The principal advantage of Class B shares is that all of your money is invested from the outset.

Because of the lower overall expenses on Class A shares, we recommend Class A shares (rather than Class B shares) for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single Fund account unless we are contacted before the order is placed and we agree to accept it. For investments less than $100,000, the class that is best for you generally depends upon the amount you invest, your time horizon and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase Class A shares for you.

Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

The following tables describe the sales charge for Class A shares and contingent deferred sales charge ("CDSC") for Class B shares.

--------------------------------------------------------------------------------
                                 CLASS A SHARES

Class A shares of the Fund are sold at the public offering price, which includes a front-end sales load. The sales charge declines with the size of your purchase, as illustrated below.
                            SALES CHARGE AS A          SALES CHARGE AS A
                               PERCENTAGE              PERCENTAGE OF NET
YOUR INVESTMENT            OF OFFERING PRICE*           AMOUNT INVESTED*
--------------------------------------------------------------------------------
Less than $100,000                 5.75%                       6.10%
--------------------------------------------------------------------------------
$100,000-$249,999                  4.50                        4.71
--------------------------------------------------------------------------------
$250,000-$499,999                  3.50                        3.63
--------------------------------------------------------------------------------
$500,000-$999,999                  2.50                        2.56
--------------------------------------------------------------------------------
$1,000,000 or more                 0**                         0**
--------------------------------------------------------------------------------

* DUE TO ROUNDING OF NUMBERS IN CALCULATING A SALES CHARGE, YOU MAY PAY MORE OR LESS THAN WHAT IS SHOWN ABOVE.

** IF YOU INVEST $1,000,000 OR MORE, YOU WILL NOT PAY A FRONT-END SALES CHARGE. HOWEVER, IF YOU MAKE SUCH AN INVESTMENT AND THEN SELL YOUR SHARES WITHIN 24 MONTHS OF PURCHASE, YOU WILL PAY A CDSC OF 1.00%. AS DESCRIBED IN OUR SHAREHOLDER MANUAL, A CDSC OF 1.00% MAY ALSO BE IMPOSED ON REDEMPTIONS OF CLASS A SHARES THAT ARE PURCHASED BY GROUP RETIREMENT PLANS WITHOUT A FRONT-END SALES CHARGE PURSUANT TO A SALES CHARGE WAIVER PRIVILEGE. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

--------------------------------------------------------------------------------
                                 CLASS B SHARES*



Class B shares are sold at net asset value without any initial sales charge. However, you may pay a CDSC when you sell your shares. The CDSC declines the longer you hold your shares, as illustrated below. Class B shares convert to Class A shares after eight years.

                                       CDSC AS A PERCENTAGE OF PURCHASE PRICE
YEAR OF REDEMPTION                              OR NAV AT REDEMPTION
--------------------------------------------------------------------------------
Within the 1st or 2nd year                               4%
--------------------------------------------------------------------------------
Within the 3rd or 4th year                               3
--------------------------------------------------------------------------------
In the 5th year                                          2
--------------------------------------------------------------------------------
In the 6th year                                          1
--------------------------------------------------------------------------------
Within the 7th year and 8th year                         0
--------------------------------------------------------------------------------

* THERE IS NO CDSC ON CLASS B SHARES THAT ARE ACQUIRED THROUGH REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS. THE CDSC IS IMPOSED ON THE LOWER OF THE ORIGINAL PURCHASE PRICE OR THE NET ASSET VALUE OF THE SHARES BEING SOLD. FOR PURPOSES OF DETERMINING THE CDSC, ALL PURCHASES MADE DURING A CALENDAR MONTH ARE COUNTED AS HAVING BEEN MADE ON THE FIRST DAY OF THAT MONTH AT THE AVERAGE COST OF ALL PURCHASES MADE DURING THAT MONTH. TO KEEP YOUR CDSC AS LOW AS POSSIBLE, EACH TIME YOU PLACE A REQUEST TO SELL SHARES, WE WILL FIRST SELL ANY SHARES IN YOUR ACCOUNT THAT CARRY NO CDSC. IF THERE IS AN INSUFFICIENT NUMBER OF THESE SHARES TO MEET YOUR REQUEST IN FULL, WE WILL THEN SELL THOSE SHARES THAT HAVE THE LOWEST CDSC. AS FURTHER DESCRIBED IN THE SHAREHOLDER MANUAL, ANY APPLICABLE CDSCS MAY ALSO BE WAIVED UNDER CERTAIN CIRCUMSTANCES.

The Fund has adopted plans pursuant to Rule 12b-1 for its Class A and Class B shares that allow the Fund to pay fees for the marketing of Fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average daily net assets) of up to 0.30% on Class A shares and 1.00% on Class B shares. No more than 0.25% of these payments may be for service fees. Because these fees are paid out of the Fund's assets on an ongoing basis, the higher fees for Class B shares will increase the cost of your investment. Rule 12b-1 fees may cost you more over time than paying other types of sales charges.

ARE SALES CHARGE DISCOUNTS AVAILABLE?

You may qualify for Class A share sales charge discount under our Rights of Accumulation ("ROA") policy. If you already own shares of First Investors Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge. (Class A shares of our money market Funds are not counted for ROA purposes if they were purchased directly without a sales charge.) Thus, for example, if you already own shares of First Investors Funds on which you have paid sales charges and those shares are worth $100,000 based on the current offering price, your current purchase of $10,000 is entitled to the $100,000 sales charge discount.

In computing your sales charge discount level, you are also entitled to credit for the current values of First Investors Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e., your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.

You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the $100,000 sales charge discount level if you sign an LOI for $100,000. You are not legally required to complete the LOI. However, if you fail to do so, your share balance will be reduced to reflect the appropriate sales charge without the LOI.

To ensure that you receive the proper sales charge discount, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, the Fund or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account with another broker-dealer. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.

We will also reduce or waive sales charges and CDSCs in the following circumstances. Discounts on Class A share sales charges are available for group retirement plans and certain unit investment trust holders. Sales charges on Class A shares are waived on reinvestments of dividends and distributions, investments by certain qualified retirement plans, investments that are made to repay loans from retirement accounts, certain reinvestments of redemptions that have been made within six months, and investments by current and former associates of FIMCO or its affiliates and certain of their family members. CDSCs on Class A and Class B shares are waived for certain redemptions on the death or disability of all account owners, distributions from retirement plans due to plan termination, redemptions to remove excess contributions to IRAs and other retirement plan accounts, redemptions that are made because an account has fallen below our minimum account size or to pay account fees, certain redemptions that are made to satisfy required minimum distribution requirements from retirement accounts, and redemptions of up to 8 percent of the value of an account pursuant to a Systematic Withdrawal Plan. Finally, CDSCs on Class A and Class B share redemptions will be refunded in certain circumstances if the proceeds are reinvested in the shares of our Funds within six months.

You should consult with your Representative or read our Shareholder Manual to determine whether you qualify for these discounts or waivers and for additional information on how they operate. The Shareholder Manual, which is part of the Statement of Additional Information, is available free of charge, upon request, from the Fund's transfer agent (see back cover). It is also available on our website, www.firstinvestors.com, under the heading "Information Center", and by clicking on "Shareholder Manual". Our website also provides a direct link to the pages of the Shareholder Manual that discuss sales charges, discounts and waivers under the heading "Information Center", and by clicking on "Sales Charges, Discounts and Waivers - Choosing Between Share Classes".

HOW DO I SELL SHARES?

You may redeem your Fund shares on any day the Fund is open for business by contacting your Representative who will place a redemption order for you or by sending a written redemption request to Administrative Data Management Corp. ("ADM"), at Raritan Plaza 1, Edison, N.J. 08837.

You may also make a redemption by telephoning the Special Services Department of ADM at 1-800-342-6221 or instructing us to make an electronic transfer to a predesignated bank account. Shares that you have owned for less than 15 days and shares in certificate form may only be redeemed by written request.

For your protection, we will not process a written redemption request for an account without a signature guarantee if (1) the amount of the redemption is over $100,000, (2) the redemption is to be made payable to any person other than the registered owner(s) or any entity other than a major financial institution for the benefit of the registered owner(s), (3) the redemption proceeds are to be sent to an address other than the address of record, a pre-authorized bank account, or a major financial institution on the registered owner(s) behalf, (4) the redemption is to the address of record and the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed), or (5) we conclude that other circumstances warrant obtaining a signature guarantee. We may also require documentary proof of authority for redemptions from certain types of accounts, such as partnership accounts, corporate accounts, and retirement accounts.

Similarly, for your protection, we will not accept a telephone redemption request if (1) you do not have telephone privileges for such account, (2) the amount of the redemption is over $100,000, (3) the amount of the redemption, combined with all other telephone redemptions within the previous 30 days, exceeds $200,000 for any one Fund account, (4) the redemption is to be made payable to any person other than the registered owners of the account, (5) the redemption is to be electronically transferred to any bank account other than a pre-authorized bank account, (6) the redemption proceeds are to be mailed to any address other than the address of record, or (7) the redemption is to the address of record and the address of record has been changed within the prior sixty (60) days and we have not received a signature guaranteed request signed by all of the owners of the account. In such circumstances, you will have to provide us with a written redemption request.

Your redemption request will be processed at the price next computed after we receive the request in good order (less any applicable CDSC), as described in the Shareholder Manual. For all requests, please provide your account number.

Payment of redemption proceeds generally will be made within 7 days. If you are redeeming shares which you recently purchased by check, payment may be delayed to verify that your check has cleared (which may take up to 15 days from the date of purchase).

For additional information on our redemption and signature guarantee policies, see our Shareholder Manual, call your Representative, or call ADM at 1-800-423-4026.

The Fund reserves the right to make in-kind redemptions. This means that it could respond to a redemption request by distributing shares of the Fund's underlying investments rather than distributing cash.

WHAT IF MY ACCOUNT FALLS BELOW THE MINIMUM ACCOUNT REQUIREMENT?

If your account falls below the minimum account balance for any reason other than market fluctuation, the Fund reserves the right to redeem your account without your consent or to impose a low balance account fee of $25 annually on 60 days prior notice. The Fund may also redeem your account or impose a low balance account fee if you have established your account under a systematic investment program and discontinue the program before you meet the minimum account balance. You may avoid redemption or imposition of a fee by purchasing additional Fund shares during this 60-day period to bring your account balance to the required minimum. If you own Class B shares, you will not be charged a CDSC on a low balance redemption.

CAN I EXCHANGE MY SHARES FOR THE SHARES OF OTHER FIRST INVESTORS FUNDS?

Subject to the restrictions on frequent trading discussed below, you may exchange shares of the Fund for shares of other First Investors Funds without paying any additional sales charge. You can only exchange within the same class of shares (e.g. Class A to Class A). For further information about exchange privileges, see the Shareholder Manual or call your Representative or ADM at 1-800-423-4026.

WHAT ARE THE FUND'S POLICIES ON FREQUENT TRADING IN THE SHARES OF THE FUND?

The Fund is designed for long-term investment purposes and it is not intended to provide a vehicle for frequent trading. The Board of Trustees of the Fund has adopted policies and procedures to detect and prevent frequent trading in the shares of the Fund. These policies and procedures apply uniformly to all accounts. However, the ability of the Fund to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.

It is the policy of the Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, the Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.

It is the policy of the Fund to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Fund to reject, without any prior notice, any purchase or exchange transaction if the Fund believes that the transaction is part of a market timing strategy. The Fund also reserves the right to reject exchanges that in the Fund's view are excessive, even if the activity does not constitute market timing.

If the Fund rejects an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Fund may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone, or any other electronic means.

WHAT ARE THE RISKS OF FREQUENT TRADING IN THE SHARES OF THE FUND?

To the extent that the policies of the Fund are not successful in detecting and preventing frequent trading in the shares of the Fund, frequent trading may: (a) interfere with the efficient management of the Fund by, among other things, causing the Fund to hold extra cash or to sell securities to meet redemptions;
(b) increase portfolio turnover, brokerage expenses, and administrative costs; and (c) harm the performance of the Fund, particularly for long-term shareholders who do not engage in frequent trading.

The risks of frequent trading include the risk of time zone arbitrage. Time zone arbitrage occurs when shareholders attempt to take advantage of the fact that the valuation of foreign securities held by a Fund may not reflect information or events that have occurred after the close of the foreign markets on which such securities principally trade but before the close of the NYSE. To the extent that these policies are not successful in preventing a shareholder from engaging in time zone arbitrage, it may cause dilution in the value of the shares held by other shareholders.

The risk of frequent trading includes the risk that investors may attempt to take advantage of the fact that small cap stocks may trade infrequently and thus their prices may be slow to react to information. To the extent that these policies are not successful in preventing a shareholder from engaging in market timing, it may cause dilution in the value of the shares held by other shareholders.

--------------------------------------------------------------------------------
ACCOUNT POLICIES
--------------------------------------------------------------------------------

WHAT ABOUT DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS?

To the extent that it has net investment income, the Fund will declare and pay a dividend from net investment income on an annual basis. Any net realized capital gains will be distributed on an annual basis, usually at the end of the Fund's fiscal year. The Fund may make an additional distribution in any year, if necessary, to avoid a Federal excise tax on certain undistributed income and capital gains.

Dividends and other distributions declared on both classes of the Fund's shares are calculated at the same time and in the same manner. Dividends on Class B shares of the Fund are expected to be lower than those for its Class A shares because of the higher distribution fees borne by the Class B shares. Dividends on each class also might be affected differently by the allocation of other class-specific expenses.

You may choose to reinvest all dividends and other distributions at NAV in additional shares of the same class of the Fund or certain other First Investors Funds or receive all dividends and other distributions in cash. If you do not select an option when you open your account, all dividends and other distributions will be reinvested in additional Fund shares. If you do not cash a dividend or distribution check, you will not receive interest on the amount of the check while it remains outstanding. If the Fund is unable to obtain a current address for you, it will reinvest your dividends and other distributions in additional Fund shares in accordance with our "Returned Mail" policy, as described in our Shareholder Manual.

A dividend or other distributions declared on a class of shares will be paid in additional shares of the distributing class if it is under $10 or if the Fund has received notice of your death (until written alternate payment instructions and other necessary documents are provided by your legal representative).

WHAT ABOUT TAXES?

Any dividends or capital gain distributions paid by the Fund are taxable to you unless you hold your shares in an IRA, 403(b) account, 401(k) account or other tax-deferred account. Dividends and distributions of net short-term capital gains (if any) are taxable to you as ordinary income. If you are an individual and meet certain holding period requirements with respect to your Fund shares, you may be eligible for reduced federal tax rates on "qualified dividend income" distributed by the Fund. Distributions of long-term capital gains (if any) are taxed to you as long-term capital gains, regardless of how long you owned your Fund shares. You are taxed in the same manner whether you receive your dividends and capital gain distributions in cash or reinvest them in additional Fund shares.

Your sale or exchange of Fund shares will be considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.

OTHER ACCOUNT PRIVILEGES AND POLICIES

The Fund offers a full range of special privileges, including systematic investment programs, automatic payroll investment programs and telephone privileges. There is an annual custodial fee of $15 for each First Investors Fund IRA, SIMPLE-IRA, SEP-IRA, SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account that you maintain, irrespective of the number of Funds that are held in the account. The Fund currently pays this fee. If the retirement account holds more than one Fund the fee is allocated equally among each of the Funds. The Fund reserves the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice.

The full range of privileges and related policies are described in our Shareholder Manual, which you may obtain upon request free of charge. For more information on the full range of services available, please contact us directly at 1-800-423-4026.

                This page intentionally left blank

[First Investors Logo]


INTERNATIONAL FUND

For more information about the Fund, the following documents are available for free upon request:

Annual/Semi-Annual Reports:
Since the Fund is new, it does not have a current report to shareholders. However, when available, these Reports will include the portfolio holdings of the Fund as well as a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

Statement of Additional Information (SAI):
The SAI provides more detailed information about the Fund and is incorporated by reference into this prospectus.

Shareholder Manual:
The Shareholder Manual provides more detailed information about the purchase, redemption and sale of the Fund's shares.

To obtain free copies of the Reports (when available), the SAI and the Shareholder Manual, or to obtain other information, you may visit our website at: www.firstinvestors.com or contact the Fund at:

Administrative Data Management Corp.
Raritan Plaza 1
Edison, NJ 08837
Telephone: 1-800-423-4026

To obtain information about the Fund, including your account balance and transaction history, you may also visit our website at: www.firstinvestors.com. To access your account information, you will need a password, which you may request over the web or by telephone.

You can review and copy Fund documents (including the Reports (when available), the SAI, and the Shareholder Manual) at the Public Reference Room of the SEC in Washington, D.C. You can also obtain copies of Fund documents after paying a duplicating fee (i) by writing to the Public Reference Section of the SEC, Washington, D.C. 20549 or (ii) by electronic request at publicinfo@sec.gov. To find out more, call the SEC at 1-202-551-8090. Text-only versions of Fund documents can be viewed online or downloaded from the EDGAR data-base on the SEC's Internet website at http://www.sec.gov.


(Investment Company Act File No.: 811-6618)

                                FIRST INVESTORS
                                  EQUITY FUNDS


                               INTERNATIONAL FUND


95 Wall Street
New York, New York  10005
1-800-423-4026


                      STATEMENT OF ADDITIONAL INFORMATION
                              DATED JUNE 12, 2006


    This is a Statement of Additional Information ("SAI") for the International Fund (the "Fund"), a series of First Investors Equity Funds (the "Trust").

    This SAI is not a prospectus and it should be read in conjunction with the Fund's Prospectus dated June 12, 2006. Information regarding the purchase, redemption, sale and exchange of your Fund shares is contained in the Shareholder Manual, which is attached hereto as a separate document and is incorporated into this SAI. Because the International Fund has not commenced operations, this SAI does not contain financial statements for the Fund. The financial statements and reports of an independent registered public accounting firm will be contained in the annual reports to shareholders when available. These Fund documents may be obtained free of charge by contacting the Fund at the address or telephone number noted above or by visiting our website at www.firstinvestors.com.

                      STATEMENT OF ADDITIONAL INFORMATION

                              DATED JUNE 12, 2006

                               TABLE OF CONTENTS
                               -----------------
                                                                            Page
                                                                            ----
HISTORY AND CLASSIFICATION OF THE FUND.........................................3
INVESTMENT STRATEGIES, POLICIES AND RISKS......................................3
MANAGEMENT OF THE FUND.........................................................3
INVESTMENT ADVISORY SERVICES AND FEES..........................................7
PORTFOLIO MANAGER.............................................................10
PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES........................11
PORTFOLIO TURNOVER............................................................12
UNDERWRITER AND DEALERS.......................................................12
DISTRIBUTION PLANS............................................................13
ALLOCATION OF PORTFOLIO BROKERAGE.............................................13
PURCHASES, REDEMPTIONS, SALES LOADS, AND PRICING OF FUND SHARES...............14
DETERMINATION OF NET ASSET VALUE..............................................14
BENEFICIAL OWNERSHIP INFORMATION..............................................15
GENERAL INFORMATION...........................................................15
TAXES.........................................................................16
FINANCIAL STATEMENTS..........................................................16
Appendix A -Investment Strategies Used by the Fund...........................A-1
Appendix B - Investment Policies of the Fund.................................B-1
Appendix C - Descriptions of Investment Strategies and Risks.................C-1
Appendix D - Taxes...........................................................D-1
Appendix E - Credit Ratings Information......................................E-1
Appendix F - Shareholder Manual..............................................F-1

                     HISTORY AND CLASSIFICATION OF THE FUND

    The Trust is an open-end management investment company commonly referred to as a mutual fund. It was organized as a Delaware statutory trust on August 17, 2005. The Trust is authorized to issue an unlimited number of shares of beneficial interest without par value. The International Fund is a series of the Trust. There are nine other separate and distinct series of the Trust, which are described in separate documents. The Fund is diversified and has designated two classes of shares, Class A shares and Class B shares (each, a "Class"). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions, except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees, and a Class may have exclusive voting rights with respect to matters affecting only that Class.

    The Trust is not required to hold annual shareholder meetings unless required by law. If requested in writing to do so by the holders of at least 10% of the Fund's or Class' outstanding shares entitled to vote, as specified in the By-Laws, or when ordered by the Trustees or the President, the Secretary will call a special meeting of shareholders for the purpose of taking action upon any matter requiring the vote of the shareholders or upon any other matter as to which vote is deemed by the Trustees or the President to be necessary or desirable.

                   INVESTMENT STRATEGIES, POLICIES AND RISKS

    The Fund's objective, principal investment strategies, and principal risks are described in the prospectus of the Fund. A summary of each of the investment strategies that are used by the Fund is set forth in Appendix A to this SAI. The Fund also has investment policies that limit or restrict its ability to engage in certain investment strategies. These policies are set forth in Appendix B to this SAI. Appendix C to this SAI provides more detailed descriptions of the investment strategies that may be used by the Fund and the related risks.

                             MANAGEMENT OF THE FUND

    The First Investors Family of Funds share one common investment adviser, First Investors Management Company, Inc. ("FIMCO" or "Adviser") and one common Board. The Board plays an important supervisory role with respect to oversight of the management of the Fund. Among other things, the Board is responsible for the annual approval of investment advisory contracts, evaluation of portfolio performance, and the oversight of decisions that have been made by the Adviser and Subadviser pursuant to delegated authority. There are two standing committees of the Board, the "Nominating and Compensation Committee" and the "Audit Committee", both of which are comprised solely of the Independent Trustees. (Independent Trustees are also referred to as Disinterested Trustees.) The Nominating and Compensation Committee elects from its members a chairperson who serves for a three-year term and until a successor is elected. The Audit Committee may designate one member to serve as the Chairperson of the Committee.

    The Nominating and Compensation Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Trustees, and reviewing trustee compensation. The Nominating and Compensation Committee was established in November 2004. During the last fiscal year, the Nominating and Compensation Committee met 4 times to discuss nominating and compensation related matters.

    The Audit Committee is responsible for among other things, overseeing the Fund's accounting, financial reporting, and internal controls, approving the selection, retention, or termination of auditors, evaluating the independence of auditors, pre-approving any audit and non-audit services provided to the Fund and certain non-audit services provided to the Fund's investment adviser or any of its affiliates, meeting with the auditors to discuss the audit plan, audit results, and any matters of concern that may be raised by the auditors, receiving reports from Fund management regarding the design or operation of the Fund's internal controls, investigating improprieties or suspected improprieties in the Fund's accounting or financial reporting, and reporting its activities to the full Board on a regular basis. The Audit Committee met 3 times during the last fiscal year.

    Set forth below is information about the Trustees, including information about their principal occupations (if any) during the past five years, their investments in the First Investors Funds, and their compensation as Trustees. Information is also set forth concerning Fund officers who are not Trustees.

    The address of each Trustee and Officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, N.Y. 10005.

                                                         TRUSTEES AND OFFICERS

-----------------------------------------------------------------------------------------------------------------------------
                                                          INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                                                                               NUMBER OF
                                     POSITION(S) HELD WITH                                   PORTFOLIOS IN        OTHER
                                     FUND COVERED BY THIS                                       FUND           TRUSTEESHIPS
   NAME AND DATE OF BIRTH             SAI AND LENGTH OF        PRINCIPAL OCCUPATION(S)         COMPLEX         DIRECTORSHIPS
                                         SERVICE*                DURING PAST 5 YEARS           OVERSEEN            HELD
-----------------------------------------------------------------------------------------------------------------------------
Charles R. Barton, III  3/1/1965          Trustee               President, Noe Pierson           50                None
                                                               Corporation (management
                                                                service provider); Board
                                                                 member of the Barton
                                                                  Group, LLC (garnet
                                                                 mining and industrial
                                                                      abrasives).
-----------------------------------------------------------------------------------------------------------------------------
Stefan L. Geiringer  11/13/1934           Trustee              Founder/Partner of Real           50                None
                                                                Time Energy Solutions,
                                                                   Inc. since 2005;
                                                                Founder/Owner of SLG,
                                                                Inc. (energy consulting)
                                                                since 2005; Senior Vice
                                                                  President of Pepco
                                                                 Energy Services from
                                                                      2003-2005;
                                                                 Founder/Owner and
                                                                 President of North
                                                               Atlantic Utilities, Inc.
                                                                 from 1987-2003.
-----------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol      1/16/1932           Trustee                 None/Retired.                  50                None
-----------------------------------------------------------------------------------------------------------------------------
Arthur M. Scutro, Jr.  11/9/1941          Trustee              Retired; formerly Senior          50                None
                                                                Vice President of UBS
                                                               PaineWebber from
                                                                   1985-2001.
-----------------------------------------------------------------------------------------------------------------------------
James M. Srygley    10/17/1932            Trustee                 Retired; Owner of              50                None
                                                               Hampton Properties, Inc.
                                                                  (real  property
                                                                   management and
                                                                    investments).
-----------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth   7/5/1929            Trustee                   None/Retired.                50                None
-----------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------

                                                   INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                       POSITION(S)
                       HELD WITH                                                            NUMBER OF          OTHER
                       THE FUND                                                           PORTFOLIOS IN     TRUSTEESHIPS
NAME AND               AND LENGTH       PRINCIPAL OCCUPATION(S) DURING PAST 5              FUND COMPLEX     DIRECTORSHIPS
DATE OF BIRTH          OF SERVICE*                     YEARS                                 OVERSEEN          HELD
-----------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head**      Trustee and      Chairman, Chief Executive Officer and                  50              None
12/31/1955              President       Director of First Investors Corporation;
                                        Chairman, President and Director of First
                                        Investors Consolidated Corporation, First
                                        Investors Management Company, Inc.,
                                        Administrative Data Management Corp., First
                                        Investors Resources, Inc., First Investors
                                        Leverage Corporation, N.A.K. Realty
                                        Corporation, Real Property Development
                                        Corporation, Route 33 Realty Corporation and
                                        First Investors Credit Funding Corporation;
                                        and Chairman and Director of First Investors
                                        Federal Savings Bank, School Financial
                                        Management Services, Inc., First Investors
                                        Life Insurance Company, First Investors
                                        Credit Corporation and First Investors Realty
                                        Company, Inc.
-----------------------------------------------------------------------------------------------------------------------------
John T. Sullivan**      Trustee         Director of First Investors Corporation,               50              None
1/18/1932                               First Investors Consolidated Corporation,
                                        First Investors Management Company, Inc.,
                                        Administrative Data Management Corp., First
                                        Investors Life Insurance Company, First
                                        Investors Resources, Inc., First Investors
                                        Leverage Corporation, First Investors Realty
                                        Company, Inc., N.A.K. Realty Corporation,
                                        Real Property Development Corporation, Route
                                        33 Realty Corporation, First Investors Credit
                                        Corporation and First Investors Credit
                                        Funding Corporation; formerly, of Counsel of
                                        Hawkins, Delafield & Wood.
-----------------------------------------------------------------------------------------------------------------------------

* Each Trustee serves for an indefinite  term until his or her successor is elected and duly  qualified,  or until his or her death,  resignation or removal as provided in the Trust's  organizational  documents or by statute.  Each Trustee has served since the Fund's inception.
** Ms. Head is an  interested  Trustee  because (a) she is an indirect  owner of more than 5% of the voting  stock of the
Adviser and  principal  underwriter  of the Fund,  and (b) she is an officer,  director  and  employee of the Adviser and principal  underwriter  of the Fund.  Mr.  Sullivan is an interested  Trustee  because he is a director and he indirectly owns securities issued by the Adviser and principal underwriter of the Fund.


-----------------------------------------------------------------------------------------------------------------------------
                                              OFFICERS WHO ARE NOT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                    POSITION(S) HELD WITH THE
                                    FUND AND LENGTH OF
NAME AND DATE OF BIRTH                   SERVICE*                 PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------------
Joseph I. Benedek    8/2/1957           Treasurer                 Treasurer and Principal Accounting Officer of
                                                                  First Investors Management Company, Inc.
-----------------------------------------------------------------------------------------------------------------------------
Larry R. Lavoie      9/12/1947      Chief Compliance Officer      General Counsel of First Investors Corporation
                                                                  and various affiliates.
                                                                  Director of First Investors Corporation and
                                                                  various affiliates.
-----------------------------------------------------------------------------------------------------------------------------
* Officers are generally elected and appointed by the Board for one-year terms and has served in that capacity since the
Fund's inception.




                                              TRUSTEE OWNERSHIP OF FIRST INVESTORS FUNDS
                                              ------------------------------------------
                                                        AS OF DECEMBER 31, 2005
                                                        -----------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                  INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                               DOLLAR RANGE OF          AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES - ALL
                               OWNERSHIP OF THE      REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
TRUSTEE                            FUND                           FIRST INVESTORS FAMILY OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Charles R. Barton, III             None                                       None
-----------------------------------------------------------------------------------------------------------------------------
Stefan L. Geiringer                None                                       None
-----------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol                   None                                   Over $100,000
-----------------------------------------------------------------------------------------------------------------------------
Arthur M. Scutro, Jr.              None                                       None
-----------------------------------------------------------------------------------------------------------------------------
James M. Srygley                   None                                   Over $100,000
-----------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth                None                                 $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------
                                                  INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------------------------
                                DOLLAR RANGE OF         AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES - ALL
                                OWNERSHIP OF THE     REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
TRUSTEE                            FUND                           FIRST INVESTORS FAMILY OF FUNDS
-----------------------------------------------------------------------------------------------------------------------------
Kathryn S. Head                    None                                   Over $100,000
-----------------------------------------------------------------------------------------------------------------------------
John T. Sullivan                   None                                  $50,001-$100,000
-----------------------------------------------------------------------------------------------------------------------------

As of the date of this SAI, the Trustees and Officers as a group did not own any shares of this Fund.


                          COMPENSATION OF TRUSTEES(1)
                          ---------------------------

    The following table lists compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2005.

-----------------------------------------------------------------------------------------------------------------------------
                             AGGREGATE COMPENSATION FROM THE       TOTAL COMPENSATION FROM FIRST INVESTORS
TRUSTEE                               FUND                            FAMILY OF FUNDS PAID TO TRUSTEES+
-----------------------------------------------------------------------------------------------------------------------------

Kathryn S. Head(2)                      $0                                           $0
-----------------------------------------------------------------------------------------------------------------------------
John T. Sullivan(2)                     $0                                           $0
-----------------------------------------------------------------------------------------------------------------------------
Robert M. Grohol                        $0                                      $49,000
-----------------------------------------------------------------------------------------------------------------------------
Rex R. Reed(3)                          $0                                      $49,000
-----------------------------------------------------------------------------------------------------------------------------
Herbert Rubinstein(3)                   $0                                      $49,000
-----------------------------------------------------------------------------------------------------------------------------
James M. Srygley                        $0                                      $49,000
-----------------------------------------------------------------------------------------------------------------------------
Robert F. Wentworth                     $0                                      $49,000
-----------------------------------------------------------------------------------------------------------------------------


1. Messrs. Barton, Geiringer and Scutro are not shown because they did not assume office until January 1, 2006. Accordingly, no compensation was paid to them during the last fiscal year.
2. Compensation to Officers and Interested Trustees of the Fund is paid by the Adviser.
3. Messrs. Reed and Rubinstein retired from their positions as Independent Directors/Trustees of the Funds effective November 17, 2005.

+ As of September 30, 2005, the First Investors Family of Funds consisted of 10 registered investment companies with 49 Series Funds.


No pension or retirement benefits are proposed to be paid under any existing plan to any Trustee by any Fund, any of its subsidiaries or any other investment companies in the First Investors Family of Funds.

                     INVESTMENT ADVISORY SERVICES AND FEES

    Investment advisory services to the Fund are provided by FIMCO pursuant to an Investment Advisory Agreement ("Advisory Agreement"). FIMCO is a wholly owned subsidiary of First Investors Consolidated Corporation ("FICC"), and its address is 95 Wall Street, New York, NY 10005. FICC and its consolidated subsidiaries engage in a variety of businesses, ranging from investment management to brokerage services, insurance and banking.

    Pursuant to the Advisory Agreement, FIMCO is responsible for supervising and managing the Fund's investments, determining the Fund's portfolio transactions and supervising all aspects of the Fund's operations, subject to review by the Trustees. The Advisory Agreement also provides that FIMCO shall provide the Fund with certain executive, administrative and clerical personnel, office facilities and supplies, conduct the business and details of the operation of the Fund and assume certain expenses thereof, other than obligations or liabilities of the Fund.

    The Advisory Agreement may be terminated at any time, with respect to the Fund, without penalty by the Trustees or by a majority of the outstanding voting securities of the Fund, or by FIMCO, in each instance on not less than 60 days' written notice, and shall automatically terminate in the event of its assignment, as defined in the Investment Company Act of 1940 (the "1940 Act"). The Advisory Agreement also provides that it will continue in effect, with respect to the Fund, for a period of over two years only if such continuance is approved annually either by the Trustees or by a majority of the outstanding voting securities of the Fund, and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval.

    Under the Advisory Agreement, the Fund is obligated to pay the Adviser an annual fee, paid monthly. The Fund bears all expenses of its operations other than those assumed by the Adviser or its Underwriter under the terms of its Advisory or Underwriting Agreements. Fund expenses include, but are not limited to: the advisory fee; Rule 12b-1 fees; shareholder servicing fees and expenses; custodian fees and expenses; legal and auditing fees; registration fees and expenses; expenses of communicating to existing shareholders, including preparing, printing and mailing prospectuses and shareholder reports to such shareholders; and proxy and shareholder meeting expenses.

    FIMCO has an Investment Committee composed of the Chairman and General Counsel of FIMCO, the Investment Compliance Manager, and the portfolio managers of the Fund. The Committee usually meets weekly to discuss the composition of the portfolio of the Fund and to review additions to and deletions from the portfolios.

    FICC owns all of the voting common stock of the Adviser and all of the outstanding stock of First Investors Corporation and the Fund's transfer agent. Kathryn S. Head and members of her family control FICC and, therefore, control the Adviser.

    Vontobel Asset Management, Inc. (formerly named Vontobel USA, Inc.) ("Vontobel" or the "Subadviser")), 450 Park Avenue, New York, New York 10022, is the Fund's subadviser. Vontobel is registered as an investment adviser under the Investment Advisers Act of 1940, as amended the ("Advisers Act"). Vontobel is a wholly-owned subsidiary of Vontobel Holdings AG, a Swiss bank holding company. As of April 30, 2006, Vontobel has approximately $4.5 billion in assets under management. Under the subadvisory agreement ("Subadvisory Agreement") Vontobel is responsible for managing the Fund's investments, subject to the oversight of FIMCO and the Board. FIMCO is responsible for paying Vontobel a subadvisory fee as stated below. The Subadvisory Agreement provides that it will continue for a period of more than two years from the date of execution only so long as such continuance is approved annually by either the Board or a majority of the outstanding voting securities of the Fund and, in either case, by a vote of a majority of the Independent Trustees voting in person at a meeting called for the purpose of voting on such approval. The Subadvisory Agreement also provides that it will terminate automatically if assigned or upon the termination of the Advisory Agreement, and that it may be terminated at any time without penalty by the Board or a vote of a majority of the outstanding voting securities of the Fund or by Vontobel upon not more that 60 days' nor less that 30 days' written notice. The Subadvisory Agreement provides that Vontobel will not be liable for any error of judgment or for any loss suffered by the Fund in connection with the matters to which the Subadvisory Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation or from willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties.

    Set forth below are the methods for calculating the current advisory fee paid by the Fund and the fee schedule for the Fund in tabular form. Information about the subadvisory fee is also included.

    Under the Advisory Agreement, the Fund is obligated to pay the Adviser an annual fee, paid monthly, according to the following schedule:

Average Daily Net Assets                                            Annual Rate
------------------------                                            -----------
Up to $300 million...............................................       0.98%
In excess of $300 million up to $600 million.....................       0.95%
In excess of $600 million up to $1 billion.......................       0.92%
In excess of $1 billion up to $1.5 billion.......................       0.90%
Over $1.5 billion................................................       0.88%

    Pursuant to the Subadvisory Agreement, the Adviser has undertaken to pay an annual subadvisory fee, paid monthly to Vontobel, according to the following schedule:

         1. The daily net assets of the Fund shall be aggregated with the net assets (if any) of the First Investors Life Series International Fund, a series of First Investors Life Series Funds, that are being managed by Vontobel.

         2. An aggregate fee shall then be computed on the sum as if the two series were combined using the following schedule:

              a.   0.50% of the first $100 million;
              b.   0.35% of the next $100 million;
              c.   0.30% of the next $800 million; and
              d.   0.25% on the balance over $1 billion

         3. The fee payable under the Subadvisory Agreement shall then be computed by multiplying the aggregate fee by the ratio of net assets of the Fund to the sum of the net assets of both series that are being managed by Vontobel.

    In  accordance  with  the  requirements  of Rule  204A-1  of the  Investment
Advisers Act and Rule 17j-1 of the 1940 Act, the Fund, FIMCO, and their principal underwriter, First Investors Corporation ("FIC") have adopted a Code of Ethics ("Code") to protect the Fund and other advisory clients of FIMCO ("Other Advisory Clients") from actual and potential conflicts of interest which may arise from the Personal Securities Transactions and other conduct of access persons ("Access Persons").

    Under the Code, all Access Persons are expected to not only comply with the federal securities laws and the Code but also to follow the highest fiduciary and ethical standards in all business and personal dealings which could in any way affect the Fund or Other Advisory Clients. The guiding principles for all Access Persons are to place the interests of the Fund and Other Advisory Clients first at all times, to avoid placing themselves in any position in which there is any actual or apparent conflict of interest with the interests of the Fund or Other Advisory Clients, and to refrain from taking any inappropriate advantage of their positions of trust and responsibility.

    Subject to certain exemptions, all Access Persons, except the disinterested Trustees of the Fund, are subject to a number of restrictions on their personal trading activities. Among other things, Access Persons (a) must report to FIMCO upon hire, and annually thereafter, all holdings of covered securities and reportable securities, as defined in the Code; (b) must have all non-exempt trades in covered securities pre-cleared; (c) are generally prohibited from trading covered securities while any of the Funds are buying or selling or actively considering buying or selling the same covered securities; (d) are prohibited from retaining profits from short-term trading in covered securities;
(e) must provide duplicate account statements and confirmations to a compliance officer; and (f) are prohibited from purchasing covered securities in limited offerings, including initial public offerings and private placements, unless a compliance officer determines that there are no actual or apparent conflicts between the interests of the Access Persons and those of the Fund.

    Vontobel also has similarly adopted a Code of Ethics that governs the personal securities trading and conduct of its portfolio managers and other access persons of its clients. Personnel subject to the code may purchase and sell securities for their personal accounts, including securities that may be purchased, sold or held by the Fund, subject to certain restrictions and conditions. Generally, personal securities transactions are subject to preclearance procedures, reporting requirements and holding period rules. The code also restricts personal securities transactions in private placements, initial public offerings and securities in which the Fund has a pending order.

    The Board of Trustees has approved the use of Vontobel's proxy voting policies and procedures with respect to proxies relating to portfolio securities held by the Fund. Vontobel votes proxies consistent with the best interests of the client. Vontobel has subscribed to an unaffiliated third-party corporate governance research service to assist it in analyzing proxies. In most cases, Vontobel votes in strict accordance with the recommendations of the unaffiliated third-party corporate governance research service, but reserves the right to change that vote when a majority of the portfolio managers disagree with a recommendation or the firm is otherwise advised by the client in writing.

    Vontobel maintains procedures designed to identify and address material conflicts of interest in voting proxies. Whenever the Proxy Voting Group at Vontobel detects an actual or potential material conflict between the interests of a client, on the one hand, and the firm's interests or the interests of a person affiliated with the firm on the other, the Proxy Voting Group will review the conflict. If a potential conflict has been identified, then Vontobel will provide the client with sufficient information regarding the potential conflict and obtain the client's consent prior to voting, or vote securities in accordance with its proxy voting policies discussed above.

    A description of the policies and procedures that the Fund uses to vote proxies relating to a portfolio's securities is available for free, upon request, by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the SEC's Internet website at http://www.sec.gov. In addition, information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request by calling 1-800-423-4026 and (2) on the SEC's internet website at http://www.sec.gov.

                               PORTFOLIO MANAGER

The following provides certain information for the portfolio manager of Vontobel who has responsibility for the daily management of the Fund. The information in this section is as of April 30, 2006

A.  OTHER ACCOUNTS MANAGED BY PORTFOLIO MANAGER

-----------------------------------------------------------------------------------------------------------------------------
                                                                                                        TOTAL ASSETS IN THE
                                                                                      NUMBER OF           ACCOUNTS WHICH
                                                                TOTAL ASSETS OF     ACCOUNTS WHICH      ADVISORY FEE IS BASED
NAME OF                                             NUMBER OF   OTHER ACCOUNTS     ADVISORY FEE IS          ON ACCOUNT
PORTFOLIO         OTHER ACCOUNTS MANAGED              OTHER                        BASED ON ACCOUNT         PERFORMANCE
MANAGER                                             ACCOUNTS    (in millions)       PERFORMANCE            (in millions)
-----------------------------------------------------------------------------------------------------------------------------

Rajiv Jain     Other Registered Investment              2          $390.4               0                      $0
               Companies
               --------------------------------------------------------------------------------------------------------------
               Other Pooled Investment Vehicles        18          $3,481               0                      $0
               --------------------------------------------------------------------------------------------------------------
               Other Accounts                           1           $33.8               0                      $0
               --------------------------------------------------------------------------------------------------------------

B.  POTENTIAL CONFLICTS OF INTEREST IN OTHER MANAGED ACCOUNTS

    The portfolio manager is responsible for the day to day management of all international equity products which Vontobel offers. The portfolio manager has a team of analysts that conduct screening of companies that must meet Vontobel's strict investment criteria. This screening process yields an investment universe from which each portfolio that Vontobel manages is built. Vontobel sees no conflicts of interest in managing its portfolios within the guidelines set forth by clients.


C.  STRUCTURE OF PORTFOLIO MANAGER COMPENSATION

    The portfolio manager's compensation consists of three components. The first component is base salary, which is fixed. The second component of compensation is a discretionary bonus which is determined by senior management. The third component of compensation is a small percentage of the gross revenues by Vontobel, which are generated by the products that the portfolio manager manages. The portfolio manager is paid by Vontobel. He does not receive any compensation directly from the Fund or the Adviser.

D.  PORTFOLIO MANAGER FUND OWNERSHIP

-------------------------------------------------------------------------------
               NAME               DOLLAR RANGE OF FUND OWNERSHIP (DOLLARS)
-------------------------------------------------------------------------------
 Rajiv Jain                                    None
-------------------------------------------------------------------------------

             PORTFOLIO HOLDINGS INFORMATION POLICIES AND PROCEDURES

    In accordance with SEC regulatory requirements, the Fund files a complete schedule of its portfolio holdings with the SEC on a quarterly basis on Forms N-CSR and N-Q. These forms are publicly available on the SEC's Internet website (http://www.sec.gov). The Fund will also provide a copy of its latest Form N-CSR to the public free of charge upon request. The Fund also includes a schedule of its portfolio holdings in its annual and semi-annual reports to shareholders, which are available free of charge to the public upon request. The Fund also publishes its top ten holdings on the First Investors website (http://www.firstinvestors.com) on a quarterly basis with a 30 day lag.

    Until portfolio holdings information for the Fund is made public in Form N-CSR, in Form N-Q, in a shareholder report, or on the First Investors website, it is considered to be confidential. Such information may only be disclosed to persons who have a legitimate business reason to have the information and who are subject to a duty to keep the information confidential (including a duty not to trade on such information). Neither the Fund, FIMCO, the subadviser of the Fund, nor any other person receives compensation in connection with disclosure of information about portfolio securities.

    Non-public portfolio holdings information may not be provided to any actual or prospective shareholder of the Fund, any institutional investor, or any broker-dealer or financial intermediary who seeks such information for purposes of determining whether to invest in the Fund. This is not considered a legitimate business need for the information. If such persons request portfolio holdings information, they may only be provided with information that is disclosed in the latest annual or semi-annual report, in Forms N-CSR and N-Q filed with the SEC, and on the First Investors website.

    Non-public portfolio holdings information may be provided to the following categories of persons based upon the fact that they have a legitimate business need for such information and are subject to a duty of confidentiality:

    (a) Investment advisers, sub-advisers, and sub-adviser candidates for the Fund (and their access persons);
    (b)  Custodians and sub-custodians of the Fund;
    (c)  Auditors of the Fund;
    (d)  Legal counsel for the Fund;
    (e)  Legal counsel to the independent trustees of the Fund;
    (f)  Ratings or ranking agencies;
    (g) Parties who provide insurance for municipal securities purchased by the Fund;
    (h) Companies that provide analytical services to the Fund and their investment adviser;
    (i)  Pricing services employed by the Fund;
    (j)  Proxy voting services employed by the Fund;
    (k) Broker-dealers who provide execution or research services for the Fund (including identifying potential buyers and sellers for securities that are held by the Fund);
    (l) Broker-dealers who provide quotations that are used in pricing when a pricing service is unable to provide a price or it is determined to be unreliable; and,
    (m) Companies that provide other services that are deemed to be beneficial to the Fund.

    The Fund has ongoing arrangements to provide portfolio holdings information to the following: the custodian and sub-custodian of the Fund (Brown Brothers Harriman & Co. and its foreign sub-custodians); the independent registered public accounting firm of the Fund (Tait, Weller & Baker); ratings or ranking agencies and companies that provide analytical services to the Fund and its investment adviser (Lipper, Factset, ITG, and Bloomberg); pricing service employed by the Fund (FT Interactive Data Corp.); and proxy voting services employed by the Fund (Institutional Shareholder Services Inc., ADP and Glass Lewis & Co.).

    The following categories of persons are authorized to disclose portfolio holdings information to persons who have a legitimate business reason to receive non-public information - executive officers of the Fund, the portfolio managers, traders, analysts, other portfolio department personnel, such as portfolio assistants and administrative assistants, portfolio accountants, senior executives, and legal and compliance officers of the Fund's adviser or subadviser.

    The Fund's Adviser employs the following policies on behalf of the Fund with respect to portfolio holdings information. It requires employees of the adviser and principal underwriter of the Fund who have access to non-public portfolio holdings information as part of their regular functions to treat such information as confidential, prohibits them from trading for their own accounts based upon such information to the extent that such trading would violate the law, and prohibits them from selectively disclosing such information to any person who does not have a legitimate business need for such information that is consistent with the interests of the Fund. FIMCO permits such employees to disclose a non-public list of portfolio holdings to a broker-dealer that provides services to the Fund subject to the following conditions: (a) the list must be at least 30 days old; (b) it must not specify the number of shares or units held, the dollar value, or the percentage of assets represented by the securities; and (c) it must be accompanied by a statement that the information is being provided solely to assist the broker-dealer to provide research and execution services for the Fund and may not be used for trading in the Fund's shares by the broker-dealer or its clients.

    Vontobel, the subadviser to the Fund, uses policies that comply with the policies of First Investors Funds.

    The Investment Compliance Manager of the Adviser monitors for compliance with the foregoing policies with respect to Access Persons of the Fund and the Adviser. Any violations of these policies are reported to the Board of Trustees on a quarterly basis. The policies of the subadviser are monitored by its compliance staff, and any violations are required to be reported to the Chief Compliance Officer of FIMCO and the Fund, and the Board of Trustees of the Fund.

                               PORTFOLIO TURNOVER

    Portfolio securities may be sold from time to time without regard to the length of time they have been held when, in the opinion of the Subadviser, investment considerations warrant such action. Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A 100% turnover rate would occur if all the securities in the Fund's portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. A high rate of portfolio turnover (100% or more) generally leads to higher transaction costs and may result in a greater number of taxable transactions.

                            UNDERWRITER AND DEALERS

    The Fund has entered into an underwriting agreement ("Underwriting Agreement") with First Investors Corporation ("Underwriter" or "FIC") that requires the Underwriter to use its best efforts to sell its shares. The Underwriting Agreement was unanimously approved by the Fund's Board and the Independent Trustees. The Underwriting Agreement provides that it will continue in effect from year to year only so long as such continuance is specifically approved at least annually by the Board or by a vote of a majority of the outstanding voting securities of the Fund, and in either case by the vote of a majority of the Independent Trustees, voting in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement will terminate automatically in the event of its assignment.

    The following table lists the current sales charge with respect to Class A shares of the Fund as well as the amount of the sales charge that is reallowed to dealers selling the shares:

                                                                                              CONCESSION TO DEALERS
                                             SALES CHARGE AS % OF                                   AS A % OF
AMOUNT OF INVESTMENT                            OFFERING PRICE        NET AMOUNT INVESTED        OFFERING PRICE
-------------------                             -------------         -------------------        --------------

Less than $100,000......................             5.75%                    6.10%                    4.72%
$100,000 but under $250,000.............             4.50                     4.71                     3.69
$250,000 but under $500,000.............             3.50                     3.63                     2.87
$500,000 but under $1,000,000...........             2.50                     2.56                     2.05
$1,000,000 or more .....................                0                        0                      *

    *There is no sales charge on transactions of $1 million or more, purchases that qualify for Rights of Accumulation of $1 million, purchases made pursuant to a Letter of Intent of $1 million and purchases by group retirement plans pursuant to sales charge waiver privileges as described in the First Investors Shareholder Manual. The Underwriter will pay from its own resources an imputed dealer concession equal to 0.90% of the amount invested to dealers on such purchases. If such shares are redeemed within 24 months of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds. The CDSC will generally be applied in the same manner as the CDSC on Class B shares, as described in First Investors' Shareholder Manual.

                               DISTRIBUTION PLANS

    The Fund has adopted separate Distribution Plans for its Class A and Class B shares in accordance with Rule 12b-1 under the 1940 Act ("Class A Plan" and "Class B Plan" or "Plans"). Under the Class A Plan, the Fund compensates the Underwriter for certain expenses incurred in the distribution of the Fund's shares and the servicing or maintenance of existing Fund shareholder accounts at an annualized rate of up to 0.30% of the Fund's average daily net assets attributable to its Class A shares. Under the Class B Plan, the Fund compensates the Underwriter at an annualized rate of 1.00% of the Fund's average daily net assets attributable to its Class B shares.

    Each Plan was unanimously approved by the Board and the Independent Trustees. Each Plan will continue in effect from year to year as long as its continuance is approved annually by either the Board or by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. In either case, to continue, each Plan must be approved by the vote of a majority of the Independent Trustees of the Fund. The Board reviews quarterly and annually a written report provided by the Treasurer of the amounts expended under each Plan and the purposes for which such expenditures were made. In adopting each Plan, the Board considered all relevant information and determined that there is a reasonable likelihood that each Plan will benefit the Fund and its shareholders.

    Each Plan can be terminated at any time by a vote of a majority of the Independent Trustees or by a vote of a majority of the outstanding voting securities of the relevant class of shares of the Fund. Any change to any Plan that would materially increase the costs to that class of shares of the Fund may not be instituted without the approval of the outstanding voting securities of that class of shares of the Fund as well as any class of shares that converts into that class. Such changes also require approval by a majority of the Independent Trustees.

    In reporting amounts expended under the Plans to the Trustees, in the event that the expenses are not related solely to one class, FIMCO will allocate expenses attributable to the sale of each class of the Fund's shares to such class based on the ratio of sales of such class to the sales of both classes of shares. The fees paid by one class of the Fund's shares will not be used to subsidize the sale of any other class of the Fund's shares.

                       ALLOCATION OF PORTFOLIO BROKERAGE

    The Subadviser may purchase or sell portfolio securities on behalf of the Fund in agency or principal transactions. In agency transactions, the Fund generally pays brokerage commissions. In principal transactions, the Fund may pay a dealer commission, "mark-up," or selling concession. In the case of a riskless principal transaction, the Fund may pay a "commission" if the confirmation statement explicitly states the amount of the transaction that is considered to represent a commission. The Fund may purchase certain money market instruments directly from an issuer without paying commissions or discounts. Additionally, if the securities in which the Fund invests are traded primarily in the over-the-counter market, where possible the Fund will deal directly with the dealers who make a market in the securities involved unless better prices and executions are available elsewhere.

    In purchasing and selling portfolio securities on behalf of the Fund, the Subadviser will seek to obtain best execution. The Fund may pay more than the lowest available commission (as that term is defined by the SEC) in return for brokerage and research services provided to either the Adviser or Subadviser. Additionally, when directed by the Board, the Subadviser may use dealer concessions available in fixed-priced underwritings to pay for research and other services. Research and other services may include information as to the availability of securities for purchase or sale, statistical or factual information or opinions pertaining to securities, reports and analysis concerning issuers and their creditworthiness, and data concerning Fund performance and fees. The Adviser generally uses the research and other services to service all the funds in the First Investors Family of Funds, rather than the Fund whose commissions may pay for research or other services. In other words, the Fund's brokerage may be used to pay for a research service that is used in managing another Fund within the First Investor Fund Family. The Lipper's Directors' Analytical Data is used by the Adviser both for research purposes and to analyze and report to the Board the Fund's performance relative to other comparable funds. The Subadviser may use research obtained with commissions to service its other clients.

    In selecting the broker-dealers to execute the Fund's portfolio transactions, the Subadviser may consider such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the trading characteristics of the security involved, the difficulty in executing the order, the research and other services provided, the expertise, reputation and reliability of the broker-dealer, access to new offerings, and other factors bearing upon the quality of the execution.

    The Subadviser may combine transaction orders placed on behalf of the Fund with other client orders for the purpose of negotiating brokerage commissions or obtaining a more favorable transaction price in accordance with the written allocation and aggregation procedures approved by the Board. No advisory client of the subadviser is to be favored over any other account and each account that participates in an aggregated order is expected to participate at the average share price for all transactions of the subadviser in that security on a given business day, with all transaction costs shared pro rata based on the Fund's participation in the transaction.

        PURCHASES, REDEMPTIONS, SALES LOADS, AND PRICING OF FUND SHARES

    The First Investors Shareholder Manual, set forth in Appendix F of this SAI, provides a description of the policies and procedures that are used for purchases and sales of the shares of the Fund that are sold directly to the public, the pricing of Fund shares, and the applicable sales charges and contingent deferred sales charges.

                        DETERMINATION OF NET ASSET VALUE

    The Fund's assets are generally valued on the basis of market quotations, last sale prices, or estimates of value furnished by a pricing service. If such information is not available for a security held by the Fund, is determined to be unreliable, or (to the Adviser's knowledge) does not reflect a significant event occurring after the close of the market on which the security principally trades (but before the close of trading on the NYSE), the security will be valued at its fair value as determined in good faith pursuant to procedures adopted by the Board. Foreign securities are priced based upon their market values as of the close of the foreign markets in which they principally trade. The Fund also relies on a pricing service in circumstances where the U.S. securities markets exceed a pre-determined threshold to value foreign securities held in the Fund's portfolio. The pricing service, its methodology or the threshold may change from time to time. Debt obligations with maturities of 60 days or less are valued at amortized cost.

    Consistent with SEC regulations, changes in holdings of portfolio securities are generally reflected in the NAV calculation on the first business day following the trade (i.e., T + 1). Therefore, when a Fund purchases or sells a security during the day, any change in the value of the security that occurs that day is not reflected in the Fund's NAV. "When-issued securities" are also reflected in the NAV of a Fund on a T + 1 basis. For valuation purposes, quotations of foreign securities in foreign currencies are converted into U.S. dollar equivalents using the foreign exchange equivalents in effect as of the close of the London Stock Exchange.

    The Board may suspend the determination of the Fund's net asset value per share for the whole or any part of any period (1) during which trading on the New York Stock Exchange ("NYSE") is restricted as determined by the SEC or the NYSE is closed for other than weekend and holiday closings, (2) during which an emergency, as defined by rules of the SEC in respect to the U.S. market, exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable for the Fund fairly to determine the value of its net assets, or (3) for such other period as the SEC has by order permitted.

    In the event that the Fund must halt operations during any day that they would normally be required to price under Rule 22c-1 under the 1940 Act due to an emergency ("Emergency Closed Day"), the Fund will apply the following procedures:

    1. The Fund will make every reasonable effort to segregate orders received on the Emergency Closed Day and give them the price that they would have received but for the closing. The Emergency Closed Day price will be calculated as soon as practicable after operations have resumed and will be applied equally to sales, redemptions and repurchases that were in fact received in the mail or otherwise on the Emergency Closed Day.

    2. For purposes of paragraph 1, an order will be deemed to have been received by the Fund on an Emergency Closed Day, even if neither the Fund nor the Transfer Agent is able to perform the mechanical processing of pricing on that day, under the following circumstances:

       (a) In the case of a mail order, the order will be considered received by the Fund when the postal service has delivered it to FIC's Edison, New Jersey offices prior to the close of regular trading on the NYSE; and

       (b) In the case of a wire order, including a Fund/SERV order, the order will be considered received when it is received in good form by a FIC branch office or an authorized dealer prior to the close of regular trading on the NYSE.

    3. If the Fund is unable to segregate orders received on the Emergency Closed Day from those received on the next day the Fund is open for business, the Fund may give all orders the next price calculated after operations resume.

    4. On business days in which the NYSE is not open for regular trading, the Fund may determine not to price their portfolio securities if such prices would lead to a distortion of the NAV for the Fund and their shareholders.

                        BENEFICIAL OWNERSHIP INFORMATION

    As of June 8, 2006, FIMCO as the initial shareholder owned of record or beneficially all of the outstanding Class A and Class B shares of the Fund. As of the date of this SAI no other shareholder owned of record or beneficially owned any shares of the Fund.

                              GENERAL INFORMATION

    CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, MA 02109, is custodian of the securities and cash of the Fund and employs foreign subcustodians and foreign securities depositories to provide custody of their foreign assets.

    AUDITS AND REPORTS. The accounts of the Fund are audited twice a year by Tait, Weller & Baker, an independent registered public accounting firm, 1818 Market Street, Suite 2400, Philadelphia, PA 19103-2108. Shareholders of the Fund receive semi-annual and annual reports, including audited financial statements, and a list of securities owned.

    LEGAL COUNSEL. Kirkpatrick & Lockhart Nicholson Graham LLP, 1601 K Street, NW, Washington, DC 20006, serves as counsel to the Fund.

    TRANSFER AGENT. Administrative Data Management Corp. ("ADM"), Raritan Plaza 1, Edison, NJ 08837, an affiliate of FIMCO and FIC, acts as transfer agent for the Fund and as redemption agent for regular redemptions. ADM provides services to accounts that includes, but is not limited to, opening and closing non-retirement and retirement accounts, transacting purchases, redemptions and exchanges, issuing checks, issuing tax statements, issuing account statements and maintaining records for the Fund. ADM receives fees from the Fund that are based upon a per transaction basis in accordance with a fee schedule that is approved by the Board. In addition, the Fund reimburses ADM for its out-of-pocket costs including, but not limited to, the costs of postage, forms, envelopes, telephone lines and other similar items. The Transfer Agent's telephone number is 1-800-423-4026.

    RETIREMENT ACCOUNTS. First Investors Federal Savings Bank ("FIFSB") acts as custodian on certain retirement accounts that are opened through ADM (such as IRA and 403(b) accounts). FIFSB charges an annual custodial fee for each type of retirement account it services irrespective of the number of Funds that are held in the retirement account. These custodial fees are currently being paid by the Fund but the Fund reserves the right to discontinue paying this fee at any time on 45 days' written notice to account holders. FIFSB reserves the right to increase or modify the custodial fee on prior written notice.

    SHAREHOLDER AND TRUSTEE LIABILITY. The Fund is organized as a Delaware statutory trust. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Further, any note, bond, contract or other written obligation of the Trust or Fund may contain a disclaimer that the obligation may be only enforced against the assets of the Trust or Fund, but the omission of such disclaimer will not operate to bind or create personal liability for any shareholder or Trustee.

    The Declaration of Trust also provides for indemnification out of the property of the Fund of any shareholder held personally liable for the obligations of the Fund. The Declaration of Trust also provides that the Trust shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Fund and satisfy any judgment thereon. Thus, the risk of a shareholder's incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself would be unable to meet its obligations. The Adviser believes that, in view of the above, the risk of personal liability to shareholders is immaterial and extremely remote. The Declaration of Trust further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. The Fund may have an obligation to indemnify Trustees and officers with respect to litigation.

                                     TAXES

    Information concerning tax laws applicable to the Fund is set forth in Appendix D of this SAI.

                              FINANCIAL STATEMENTS

    Since the Fund is new, it does not have any financial statements.

              APPENDIX A - INVESTMENT STRATEGIES USED BY THE FUND

    The investment strategies used by the Fund, including strategies to invest in particular types of securities or financial instruments, are listed below. The investment strategies that the Fund currently uses or currently anticipates using are noted by a check (|X|) mark. The investment strategies that the Fund does not currently anticipate using are noted by a dash (-) mark. The Fund reserves the right to alter its investment strategies or to use other strategies to the extent permitted by its investment policies and applicable regulatory requirements. The investment policies of the Fund are set forth in its prospectus and Appendix B of this SAI. The investment strategies listed below, and their associated risks, are described in Appendix C of this SAI.

            |X| Fund uses or currently     -     Fund does not currently
                anticipates using                 anticipate using

--------------------------------------------------------------------------------
DEBT SECURITIES                                                       |X|
--------------------------------------------------------------------------------
     COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS                |X|
--------------------------------------------------------------------------------
     CORPORATE BONDS AND NOTES                                        -
--------------------------------------------------------------------------------
     CONVERTIBLE DEBT SECURITIES                                      -
--------------------------------------------------------------------------------
     HIGH YIELD SECURITIES                                            -
--------------------------------------------------------------------------------
     MORTGAGE-BACKED SECURITIES                                       -
--------------------------------------------------------------------------------
     OTHER ASSET-BACKED SECURITIES                                    -
--------------------------------------------------------------------------------
     MUNICIPAL SECURITIES                                             -
--------------------------------------------------------------------------------
     SYNDICATED BANK LOANS                                            -
--------------------------------------------------------------------------------
     U.S. GOVERNMENT SECURITIES                                       |X|
--------------------------------------------------------------------------------
     VARIABLE AND FLOATING RATE SECURITIES                            -
--------------------------------------------------------------------------------
     ZERO COUPON AND PAY-IN-KIND BONDS                                -
--------------------------------------------------------------------------------
EQUITY SECURITIES                                                     |X|
--------------------------------------------------------------------------------
     COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS                    |X|
--------------------------------------------------------------------------------
     SHARES OF OTHER INVESTMENT COMPANIES                             |X|
--------------------------------------------------------------------------------
     SHARES OF EXCHANGE TRADED FUNDS                                  |X|
--------------------------------------------------------------------------------
     REAL ESTATE INVESTMENT TRUSTS                                    |X|
--------------------------------------------------------------------------------
FOREIGN SECURITIES EXPOSURE                                           |X|
--------------------------------------------------------------------------------
     DEPOSITORY RECEIPTS                                              |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN THE U.S.                            |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN FOREIGN MARKETS                     |X|
--------------------------------------------------------------------------------
     FOREIGN SECURITIES TRADED IN EMERGING MARKETS                    |X|
--------------------------------------------------------------------------------
     FOREIGN CURRENCY                                                 |X|
--------------------------------------------------------------------------------
DERIVATIVES                                                           |X|
--------------------------------------------------------------------------------
     CREDIT-LINKED SECURITIES                                         -
--------------------------------------------------------------------------------
     INVERSE FLOATERS                                                 -
--------------------------------------------------------------------------------
     INTEREST RATE SWAPS                                              -
--------------------------------------------------------------------------------
RESTRICTED AND ILLIQUID SECURITIES                                    |X|
--------------------------------------------------------------------------------
WHEN-ISSUED SECURITIES                                                |X|
--------------------------------------------------------------------------------
STAND-BY COMMITMENTS                                                  -
--------------------------------------------------------------------------------
OPTIONS                                                               |X|
--------------------------------------------------------------------------------
FUTURES                                                               |X|
--------------------------------------------------------------------------------
REPURCHASE AGREEMENTS                                                 |X|
--------------------------------------------------------------------------------
TEMPORARY BORROWING                                                   |X|
--------------------------------------------------------------------------------
TEMPORARY DEFENSIVE INVESTMENTS                                       |X|
--------------------------------------------------------------------------------

                  APPENDIX B - INVESTMENT POLICIES OF THE FUND

    The following is a list of the investment policies of the Fund other than those policies that are set forth in the Fund's prospectus. The Fund's investment policies are designed to set limits on or prohibit the Fund from engaging in specified investment strategies. For a description of the investment strategies that the Fund actually uses or currently contemplates using, you should review the prospectus for the Fund and Appendix A of this SAI.

    The Fund also has adopted the investment policies that are set forth below. Unless identified as non-fundamental, these investment policies are fundamental policies which may not be changed without the affirmative vote of a majority of the outstanding voting securities of the Fund, as defined by the Investment Company Act of 1940, as amended (the "1940 Act"). As defined by the 1940 Act, a "vote of a majority of the outstanding voting securities of the Fund" means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a meeting, if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

    The Fund's  investment  objective is a  non-fundamental  policy of the Fund.
Non-fundamental policies may be changed by the Board of Trustees ("Board") without shareholder approval. Except with respect to borrowing, or as otherwise expressly provided, changes in values of the Fund's assets will not cause a violation of the Fund's investment policies.

    FUNDAMENTAL POLICIES:

    THE FUND MAY NOT:

    (1) Borrow money, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

    (2) Issue senior securities, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

    (3) Make loans, except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief.

    (4) Except to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief, with respect to 75% of the Fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, and securities of other investment companies) if, as a result, (a) more than 5% of the Fund's total assets would be invested in the securities of that issuer, or (b) the Fund would hold more that 10% of the outstanding voting securities of that issuer.

    (5) Except for any Fund that is "concentrated" in an industry or group of industries within the meaning of the 1940 Act, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 25% of the Fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry.

    (6) Purchase or sell real estate, except that, to the extent permitted by applicable law, the Fund may (a) invest in securities or other instruments directly or indirectly secured by real estate, and (b) invest in securities or other instruments issued by issuers that invest in real estate.

    (7) Purchase or sell commodities or commodity contracts unless acquired as a result of ownership of securities or other instruments issued by persons that purchase or sell commodities or commodities contracts; but this shall not prevent the Fund from purchasing, selling and entering into financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), and options on financial futures contracts (including futures contracts on indices of securities, interest rates and currencies), warrants, swaps, forward contracts, foreign currency spot and forward contracts or other derivative instruments that are not related to physical commodities.

    (8) Underwrite securities issued by others, except to the extent that the Fund may be considered an underwriter within the meaning of the Securities Act of 1933, as amended ("1933 Act") in the disposition of restricted securities or in connection with investment in other investment companies.

          APPENDIX C - DESCRIPTIONS OF INVESTMENT STRATEGIES AND RISKS

    The following are descriptions of investment strategies that are used by the Fund as well as the risks of those strategies. The prospectus identifies the principal investment strategies of the Fund and the principal risks of those strategies. Appendix A contains schedules listing the investment strategies that may be used by the Fund covered by the SAI. Appendix B describes the investment policies that may limit or restrict the Fund's ability to use certain investment strategies.

I.  DEBT SECURITIES

    The Fund may invest in all of the debt securities described below. The market value of most debt securities is influenced by changes in the level of interest rates. Generally, as interest rates rise, the market value of a debt security decreases. Conversely, as interest rates fall, the market value of a debt security increases. This is referred to as interest rate risk. Factors which could result in a rise in interest rates, and a decrease in the market value of a debt security, include an increase in inflation or inflation expectations, an increase in the rate of U.S. economic growth, an expansion in the Federal budget deficit and an increase in the price of commodities such as oil.

    The market value of most debt securities is influenced by the credit risks associated with such security. Credit risk is the risk that an issuer may not be able to pay principal and interest when due. The debt securities that are purchased by the Fund may be rated investment grade, may be rated below investment grade or may be unrated. Debt obligations rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by Standard & Poor's Ratings Services ("S&P") are considered investment grade. Bonds that are rated lower than Baa or BBB are considered below investment grade and are referred to as "High Yield Securities." In general, the lower the credit rating for a debt security, the higher the credit risk. As discussed below, High Yield Securities are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. Even debt obligations that are rated Baa by Moody's or BBB by S&P have speculative characteristics.

    A. COMMERCIAL PAPER AND OTHER SHORT-TERM INVESTMENTS. The Fund may invest in commercial paper (which are short-term promissory notes issued by corporations), commercial bank obligations (such as certificates of deposit and bankers acceptances), and short-term obligations issued by the U.S. government, its agencies, or instrumentalities. Commercial paper is generally sold without registration pursuant to exemptions under the Securities Act of 1933, such as
Section 3(a)(3) or 4(2). The commercial paper purchased by the Fund may be liquid or illiquid. See "Restricted and Illiquid Securities" for risks associated with investing in restricted and illiquid securities. The commercial paper purchased by the Fund may be rated or unrated. The commercial paper purchased by the Fund may also take the form of short term promissory notes that are backed by assets, such as credit card and other receivables. See "Other Asset-Backed Securities."

    B. CORPORATE BONDS AND NOTES. The Fund may invest in bonds and notes issued by corporations and other similar entities. Corporate bonds and notes generally have maturities of between one and thirty years. In general, the longer the maturity of a bond, the greater the interest rate risk. The corporate bonds and notes that may be purchased by the Fund may be convertible into equity securities. See "Convertible Debt Securities." The Fund may also invest in debt securities that are accompanied by warrants or rights that are convertible into the issuer's equity securities. The Fund may sell or retain such warrants or rights.

    C. CONVERTIBLE DEBT SECURITIES. The Fund may invest in convertible debt securities. A convertible debt security is generally a debt obligation that may be converted into the stock of the same or different issuer. The value of a convertible bond may be dependent in part on the value of the issuer's equity securities.

    D. HIGH YIELD SECURITIES. The Fund may invest in high yield, high risk securities also known as junk bonds ("High Yield Securities"), including securities of companies that are in default or undergoing bankruptcy or reorganization ("Distressed Securities). High yield securities include bonds that are rated below Baa by Moody's or below BBB by S&P as well as unrated bonds that are determined by the Fund to be of equivalent quality.

    Debt obligations, including convertible debt securities, rated lower than Baa by Moody's or BBB by S&P, are speculative and generally involve a higher risk of loss of principal and income than higher-rated debt securities. The prices of High Yield Securities tend to be more sensitive to adverse economic changes or individual corporate developments than those of higher quality bonds. Periods of economic uncertainty and changes generally result in increased volatility in the market prices and yields of High Yield Securities. A significant economic downturn or a substantial period of rising interest rates could severely affect the market for High Yield Securities. In these circumstances, issuers of High Yield Securities might have greater difficulty in making principal and interest payments, meeting projected business goals, and obtaining additional financing. Thus, there could be a higher incidence of default. This would affect the value of such securities. Further, if the issuer of a security owned by the Fund defaults, that Fund might incur additional expenses to seek recovery.

    The Fund could also incur a loss by investing in a High Yield Security due to an inaccurate evaluation of its credit risk. There may be less information available about issuers of High Yield Securities than is available concerning issuers of higher quality debt. Moreover, the credit ratings issued by credit rating services may not fully reflect the true risks of an investment. For example, credit ratings typically evaluate the safety of principal and interest payments, not market value risk, of High Yield Securities. Also, credit rating agencies may fail to change on a timely basis a credit rating to reflect changes in economic or company conditions that affect a security's market value.

    The market for High Yield Securities generally is thinner and less active than that for higher quality bonds, which may limit the Fund's ability to sell such securities at reasonable prices in response to changes in the economy or the financial markets. High Yield Securities are typically traded among a small number of broker-dealers. Purchasers of High Yield Securities tend to be institutions, rather than individuals, which is a factor that further limits the secondary market. A less active and thinner market for High Yield Securities than that available for higher quality securities may result in more difficulty in executing trades at favorable prices, particularly during unsettled market conditions.

    The ability of the Fund to value or sell High Yield Securities will be adversely affected to the extent that such securities are thinly traded or illiquid. During such periods, there may be less reliable objective information available and thus the task of valuing High Yield Securities becomes more difficult, with judgment playing a greater role. Further, adverse publicity about the economy or a particular issuer may adversely affect the public's perception of the value, and thus liquidity, of a High Yield Security, whether or not such perceptions are based on a fundamental analysis.

    If an issuer of a High Yield Security containing a redemption or call provision exercises either provision in a declining interest rate market, the Fund would have to replace the security, which could result in a decreased return for shareholders. Conversely, if the Fund experiences unexpected net redemptions in a rising interest rate market, it might be forced to sell certain securities, regardless of investment merit. This could result in decreasing the assets to which Fund expenses could be allocated and in a reduced rate of return for the Fund.

    A High Yield Security may itself be convertible into or exchangeable for equity securities, or may carry with it the right to acquire equity securities evidenced by warrants attached to the security or acquired as part of a unit with the security. To the extent permitted by the Fund's investment policies, securities received upon conversion or exercise of warrants and securities remaining upon the break-up of units or detachment of warrants may be retained to permit orderly disposition, to establish a long-term holding period for Federal income tax purposes, or to seek capital appreciation.

    E. INCOME DEPOSIT SECURITIES ("IDSs"). An IDS represents two separate securities, a share of common stock and a debt security issued by the same company, that are combined into one unit that trades like a stock on an exchange. Generally, the holder of an IDS has the right to separate the IDS into the share of common stock and the note represented thereby within a designated number of days following the closing of an offering or upon the occurrence of a change of control.

    IDSs are subject to the same risks as the underlying securities that make up an IDS. There may be a thinner and less active market for IDSs than that available for higher quality securities. An issuer's indebtedness could restrict its ability to pay interest and principal on the notes, pay dividends on the stock, and impact financing options and liquidity positions.

    F. SYNDICATED BANK LOANS. The Fund may invest in syndicated bank loans. An investment in a syndicated bank loan does not violate the Fund's fundamental investment policy against making loans because syndicated bank loans are sold to institutional investors and trade like other debt instruments. Syndicated bank loan participations are interests in amounts owed by a corporate, governmental or other borrower to another party. They may represent amounts owed to lenders or lending syndicates to suppliers of goods or services, or to other parties. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. In connection with the purchasing participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not directly benefit from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will be subject to credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

    Investments in syndicated bank loans present the possibility that the Fund could be held liable as co-lender under emerging legal theories of lender liability. In addition, if the loan is foreclosed, the Fund could be part owner of any collateral and could bear the costs and liabilities of owning and disposing of the collateral. The Fund anticipates that syndicated bank loans could be sold only to a limited number of institutional investors. In addition, some syndicated bank loans may not be rated by major rating agencies and may not be protected by the securities laws.

    Investments in syndicated bank loans involve risk of loss in case of default or insolvency of the borrower. Syndicated bank loans may not be readily marketable and may be subject to restrictions on resale.

    G. MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities, including collateralized mortgage obligations and mortgage pass-through securities. These securities represent interests in pools of mortgage loans. The payments of principal and interest on the underlying loans pass through to investors. Although the underlying mortgage loans are for specified periods of time, such as fifteen to thirty years, the borrowers can, and typically do, repay them sooner. Thus, the security holders may receive prepayments of principal, in addition to the principal, which is part of the regular monthly payments.

    There are three types of interest rate related risks associated with mortgage-backed securities. The first is interest rate risk. The values of mortgage-backed securities will generally fluctuate inversely with interest rates. The second is prepayment risk. This is the risk that borrowers will repay their mortgages earlier than anticipated. A borrower is more likely to prepay a mortgage that bears a relatively high rate of interest. Thus, in times of declining interest rates, some higher yielding mortgages might be repaid resulting in larger cash payments to the Fund, and the Fund will be forced to accept lower interest rates when that cash is used to purchase additional securities. The third is extension risk. When interest rates rise, prepayments often drop, which should extend the average maturity of the mortgage-backed security. This makes mortgage-backed securities more sensitive to interest rate changes.

    Mortgage-backed securities may also be subject to credit risk. Payment of principal and interest on most mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by U.S. Government agencies whose obligations are backed by the full faith and credit of the U.S. Government (in the case of securities guaranteed by the Government National Mortgage Association) or may be guaranteed by agencies or instrumentalities of the U.S. Government whose obligations are not backed by the full faith and credit of the U.S. Government (such as the Federal National Mortgage Association ("Fannie Mae") or the Federal Home Loan Mortgage Corporation ("Freddie Mac")). See "U.S. Government Securities." Mortgage pass-through securities may also be issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers). Some of these mortgage pass-through securities may be supported by various forms of insurance or guarantees.

    H. OTHER ASSET-BACKED SECURITIES. The Fund may invest in other forms of asset-backed securities i.e., in addition to asset-based commercial paper and mortgage-backed securities. These securities, issued by trusts and special purpose corporations, are backed by a pool of assets, such as credit card receivables, automobile loans, airplane leases, equipment leases, and other forms of receivables. These securities present certain risks in addition to those normally associated with debt securities. For instance, these securities may not have the benefit of any security interest in any collateral that could ensure payment of the receivable. For example, credit card receivables are generally unsecured. The obligors may also be entitled to the protection of a number of state and federal credit laws. Moreover, even if there are perfected security interests in the underlying collateral, there is the possibility that recoveries on repossessed collateral may not be sufficient to support payments on these securities.

    To lessen the effect of failures by obligors on underlying assets to make payments, asset-backed securities may contain elements of credit support which fall into two categories: (i) liquidity protection and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, to ensure that the receipt of payments on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default ensures payment through insurance policies or letters of credit obtained by the issuer or sponsor from third parties. The degree of credit support provided for each issue is generally based on historical information respecting the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that anticipated or failure of the credit support could adversely affect the return on an investment in such a security. Credit supports, if any, do not protect against fluctuation in the market values of asset-backed securities. Moreover, a credit support depends upon the financial ability of its issuer to honor the support.

    I. MUNICIPAL SECURITIES. Municipal securities are debt obligations issued by or on behalf of states, territories and possessions of the United States (such as Puerto Rico), the District of Columbia and their political subdivisions, agencies and instrumentalities. The two principal classifications of municipal securities are "general obligation" and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith and credit for the payment of principal and interest. Revenue securities generally are payable only from revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a tax or other specific revenue source. The yields on municipal securities depend on, among other things, general bond market conditions, conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issuer.

    Generally, the values of municipal securities vary inversely to changes in interest rates. Municipal securities are also subject to credit risk, which is the risk that the obligor may not be able to repay the debt when due or in the case of a revenue security that the source of the revenue may not be sufficient. National, regional or state-wide economic developments may adversely affect the market value of municipal securities held by the Fund or the ability of particular obligors to make timely payments of debt service on those obligations. There is also the risk that some or all of the interest income that the Fund receives from municipal securities might become taxable or be determined to be taxable by the Internal Revenue Service, applicable state tax authorities, or a judicial body. Future court decisions or legislative actions may also affect the ability of the issuer of a municipal security to repay its obligations.

    J. U.S. GOVERNMENT SECURITIES. The Fund may invest in U.S. Government Securities. U.S. Government Securities include: (1) U.S. Treasury obligations (which differ only in their interest rates and maturities), (2) obligations issued or guaranteed by U.S. Government agencies and instrumentalities that are backed by the full faith and credit of the U.S. Government (such as securities issued by the FHA, GNMA, the Department of Housing and Urban Development, the Export-Import Bank, the General Services Administration and the Maritime Administration and certain securities issued by the FHA and the Small Business

Administration) and (3) securities that are guaranteed by agencies or instrumentalities of the U.S. Government but are not backed by the full faith and credit of the U.S. Government (such as the Fannie Mae, Freddie Mac or the Federal Home Loan Banks). These U.S. Government-sponsored entities, although chartered or sponsored by Congress, are not funded by Congressional appropriations and are not guaranteed nor insured by the U.S. Government. They are supported only by the credit of the issuing agency, instrumentality or corporation. The range of maturities of U.S. Government Securities is usually three months to thirty years. In general, the U.S. Government Securities tend to carry more interest rate risk than corporate bonds with similar maturities.

    The Fund may also invest in separated or divided U.S. Government Securities. These instruments represent a single interest, or principal, payment on a U.S. Government Security that has been separated from all the other interest payments as well as the security itself. When the Fund purchases such an instrument, it purchases the right to receive a single payment of a set sum at a known date in the future. The interest rate on such an instrument is determined by the price the Fund pays for the instrument when it purchases the instrument at a discount under what the instrument entitles the Fund to receive when the instrument matures. The amount of the discount the Fund will receive will depend upon the length of time to maturity of the separated U.S. Government Security and prevailing market interest rates when the separated U.S. Government Security is purchased. Separated U.S. Government Securities can be considered zero coupon investments because no payment is made to the Fund until maturity. The market values of these securities are much more susceptible to change in market interest rates than income-producing securities. See "Zero Coupon and Pay-In-Kind Securities." These securities are purchased with original issue discount and such discount is includable as gross income to the Fund shareholder over the life of the security.

    The Fund may also purchase certificates, not issued by the U.S. Treasury, which evidence ownership of future interest, principal or interest and principal payments on obligations issued by the U.S. Treasury. The actual U.S. Treasury securities will be held by a custodian on behalf of the certificate holder. These certificates are purchased with original issue discount and are subject to greater fluctuations in market value, based upon changes in market interest rates, than income-producing securities.

    K. VARIABLE RATE AND FLOATING RATE SECURITIES. The Fund may invest in variable rate and floating rate securities. Issuers of such notes include corporations, banks, broker-dealers, finance companies and issuers of municipal securities. Variable rate notes include master demand notes that are obligations permitting the holder to invest fluctuating amounts, which may change daily without penalty, pursuant to direct arrangements between the Fund, as lender, and the borrower. The interest rates on these notes fluctuate from time to time. The issuer of such obligations normally has a corresponding right, after a given period, to prepay in its discretion the outstanding principal amount of the obligations plus accrued interest upon a specified number of days' notice to the holders of such obligations.

    The interest rate on a floating rate obligation is based on a known lending rate, such as a bank's prime rate, and is adjusted automatically each time such rate is adjusted. The interest rate on a variable rate obligation is adjusted automatically at specified intervals. Frequently, such obligations are secured by letters of credit or other credit support arrangements provided by banks. Because these obligations are direct lending arrangements between the lender and borrower, there may be no established secondary market for these obligations and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. Where these obligations are not secured by letters of credit or other credit support arrangements, the right of the Fund to redeem is dependent on the ability of the borrower to pay principal and interest on demand. Such obligations frequently are not rated by credit rating agencies. The Fund will invest in obligations that are unrated only if they determine that, at the time of investment, the obligations are of comparable quality to the other obligations in which the Fund may invest. The Fund will consider on an ongoing basis the creditworthiness of the issuers of the floating and variable rate obligations in the Fund's portfolio.

    L. ZERO COUPON AND PAY-IN-KIND SECURITIES. The Fund may invest in zero coupon and pay-in-kind securities. Zero coupon securities are debt obligations that do not entitle the holder to any periodic payment of interest prior to maturity or a specified date when the securities begin paying current interest.

They are issued and traded at a discount from their face amount or par value, which discount varies depending on the time remaining until cash payments begin, prevailing interest rates, liquidity of the security and the perceived credit quality of the issuer. Pay-in-kind securities are those that pay "interest" through the issuance of additional securities. The market prices of zero coupon and pay-in-kind securities generally are more volatile than the prices of securities that pay interest periodically and in cash and are likely to respond to changes in interest rates to a greater degree than do other types of debt securities having similar maturities and credit quality. Original issue discount earned on zero coupon securities, and the "interest" received on pay-in-kind securities, each year must be accounted for by the Fund that holds such securities for purposes of determining the amount it must distribute that year to continue to qualify for tax treatment as a regulated investment company. Thus, the Fund may be required to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. These distributions must be made from the Fund's cash assets or, if necessary, from the proceeds of sales of portfolio securities. The Fund will not be able to purchase additional income-producing securities with cash used to make such distributions, and its current income ultimately could be reduced as a result.

II. EQUITY SECURITIES

    A. COMMON STOCKS, PREFERRED STOCKS, AND WARRANTS. The Fund may invest in equity securities, including common stocks, preferred stocks, rights, warrants that are convertible into common stocks. Equity securities are subject to market risk. This means that they may decline in value over short or even extended periods not only because of company-specific developments, but also due to an economic downturn, a change in interest rates, or a change in investor sentiment. Stock markets tend to run in cycles with periods when prices generally go up, known as "bull" markets, and periods when stock prices generally go down, referred to as "bear" markets. The Fund may invest in equity securities of foreign companies directly or through depository receipts. Investments in the stocks of foreign companies involve additional risks, including risks arising from currency fluctuations, government regulation, unfavorable political or legal developments, differences in financial reporting standards, and less stringent regulation of foreign securities markets. See "Foreign Securities Exposure" for the additional information on the associated strategies and risks. The Fund may also invest in common stocks or other equity securities issued by newer and less seasoned companies with small to medium market capitalizations. Securities issued by such companies present greater risks than securities which are issued by larger, more established companies.

    B. SHARES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the shares of other investment companies, including Exchange Traded Funds ("ETFs") that are registered as investment companies. Investments in the shares of other investment companies or ETFs carry all of the same risks that are associated with direct investments in the securities that are owned by such companies. See "Shares of Exchange Traded Funds." Investments in the shares of other investment companies or ETFs also expose the Fund to additional expenses. The Fund that invests in an investment company or an ETF will bear a proportionate share of the fees, including investment advisory and administrative fees, that are paid by such investment company or ETF.

    C. SHARES OF EXCHANGE-TRADED FUNDS. ETFs essentially are baskets of stocks that are listed on an exchange and trade like individual stocks. ETFs typically seek to replicate selected indices. The value of an ETF is usually determined by demand for the underlying securities themselves. Although the value of an ETF is related to the ETF's underlying portfolio assets, shares of ETFs (like shares of closed-end investment companies) can trade at a discount to net asset value. In addition, a failure to maintain the exchange listing of an ETF's shares and substantial market or other disturbances could adversely affect the value of such securities.

    ETFs may or may not be registered as investment companies depending upon how they are organized. ETFs that are organized as unit investment trusts are registered under the 1940 Act as investment companies. Examples of such ETFs include iShares (formerly called World Equity Benchmark Shares or WEBS) and Standard & Poor's Depository Receipts ("SPDRs"). ETFs that are organized as grantor trusts, such as Holding Company Depository Receipts ("HOLDRs"), generally are not required to register as investment companies under the 1940

Act. Investments in ETFs, whether or not registered or not registered as investment companies, expose the Fund to additional fees.

    D. REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in shares of real estate investment trusts ("REITs"). Equity REITS invest in income-producing real estate. They produce income from rental and lease payments as well as occasional sales of property. Mortgage REITs make construction, development, and long-term mortgage loans. They produce income from repayment of the loans and sales of the loan obligations. REITs may invest in both real estate and real estate loans.

    Unlike most corporations, REITs do not have to pay federal income tax if they meet certain Internal Revenue Code requirements. To qualify, a REIT must
(1) distribute to its shareholders for each taxable year at least 90% of the sum of its "real estate investment trust taxable income" and certain other income and (2) must derive at least 75% of its gross income from rent from, interest on mortgages, and on sales of real property. REITs generally offer investors greater liquidity and diversification than direct ownership of real estate, as well as greater income potential than an investment in common stocks.

    REITs are subject to real estate industry risk. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country as well as different regions, and the strength of specific industries that rent properties. Ultimately, an individual REIT's performance depends on the types and locations for the properties it owns and on how well the REIT manages its properties. For instance, rental income could decline because of extended vacancies, increased competition from nearby properties, tenants' failures to pay rent, or incompetent management. Property values could decrease because of overbuilding in the area, environmental liabilities, uninsured damages caused by natural disasters, a general decline in the neighborhood, losses due to casualty or condemnation, increases in property taxes, or changes in zoning laws. Loss of federal tax status as a REIT may also affect an individual REIT's performance.

    REITs are also subject to interest rate risk. REIT stock prices overall will decline over short or even long periods because of rising interest rates. In general, during periods of high interest rate risks, REITs may lose some of their appeal for investors who may be able to obtain higher yields from other income-producing investments. Higher interest rates also mean that financing for real estate purchases and improvements may be more costly and difficult to obtain.

    REITs tend to be small or medium-size companies. Because small and mid-cap stocks are typically less liquid than large-cap stocks, REIT stocks may sometimes experience greater share-price fluctuation than the stocks of larger companies. See "Restricted and Illiquid Securities" for the risks of illiquid securities.

    E. INCOME DEPOSIT SECURITIES ("IDSs"). For a discussion of IDSs, see Section
I. Debt Securities - E. Income Deposit Securities.

III. FOREIGN SECURITIES EXPOSURE

    The  Fund  may  invest  in  securities   issued  by  foreign   companies  or
governmental authorities either directly or through depository receipts or exchange traded funds ("ETFs") (generally "foreign securities"). Investing in foreign securities involves more risk than investing in U.S. securities. Changes in the value of foreign currencies can significantly affect the value of a foreign security held by the Fund, irrespective of developments relating to the issuer. In addition, the values of foreign securities may be affected by changes in exchange control regulations and fluctuations in the relative rates of exchange between the currencies of different nations, as well as by economic and political developments. Other risks involved in investing in foreign securities include the following: there may be less publicly available information about foreign companies comparable to the reports and ratings that are published about companies in the United States; foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies; some foreign stock markets have substantially less volume than U.S. markets, and securities of some foreign companies are less liquid and more volatile than securities of comparable U.S. companies; there may be less government supervision and regulation of foreign stock exchanges, brokers and listed companies than exist in the United States;

and there may be the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments which could affect assets of the Fund held in foreign countries. Investments in foreign government debt obligations also involve special risks. The issuer of the debt may be unable or unwilling to pay interest or repay principal when due in accordance with the terms of such debt, and the Fund may have limited legal resources in the event of default. Political conditions, especially a sovereign entity's willingness to meet the terms of its debt obligations, are of considerable significance.

    A. DEPOSITORY RECEIPTS. The Fund may invest in securities issued by foreign companies through American Depository Receipts ("ADRs") or Global Depository Receipts ("GDRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of the underlying securities of foreign issuers. Generally, ADRs are denominated in U.S. dollars and are designed for use in the U.S. securities markets. Thus, these securities are not denominated in the same currency as the underlying securities into which they may be converted. ADRs are not considered by the Fund to be foreign securities for purpose of any investment restrictions on investments in foreign securities. ADRs are, however, subject to many of the risks inherent in investing in foreign securities, including but not limited to currency fluctuations, political instability, government regulation, unfavorable political or legal developments, and differences in financial reporting standards. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities.

    GDRs are issued globally and evidence a similar ownership arrangement to ADRs. Generally, GDRs are not denominated in U.S. dollars and are designed for trading in non-U.S. securities markets. Unlike ADRs, GDRs are typically denominated in foreign currencies. They may not, however, be denominated in the same currency as the underlying securities into which they may be converted. As with ADRs, the issuers of the securities underlying unsponsored GDRs are not obligated to disclose material information in the U.S. and, therefore, there may be less information available regarding such issuers and there may not be a correlation between such information and the market value of the GDRs. GDRs also involve the risks of other investments in foreign securities. For purposes of any investment restrictions on investments in foreign securities, GDRs are considered to be foreign securities.

    B. FOREIGN SECURITIES TRADED IN THE UNITED STATES. The Fund may invest directly in foreign equity or debt securities that are traded in the United States. Such securities are generally denominated in United States dollars. They also may be issued originally in the United States. For example, some foreign companies raise capital by selling dollar-denominated bonds to institutional investors in the United States ("Yankee Bonds"). Such bonds have all of the risks associated with foreign securities traded in foreign markets, except for the risks of foreign securities markets. There may be a thin trading market for foreign securities that are traded in the United States, and in some cases such securities may be illiquid, since such securities may be restricted and traded principally among institutional investors. See "Restricted and Illiquid Securities" for the risks of illiquid securities. To the extent that dollar-denominated foreign stocks and bonds are traded in the United States securities markets, the Fund does not consider them to be foreign securities for purposes of investment policies restricting investments on such securities.

    C. FOREIGN SECURITIES TRADED IN FOREIGN MARKETS. The Fund may invest in foreign securities that are traded in foreign securities markets. In addition to the general risks of foreign investments discussed above, securities that are traded in foreign markets present special risks, including higher brokerage costs, potentially thinner trading markets, extended settlement periods and the risks of holding securities with foreign subcustodians and securities depositories. When the Fund is investing in securities that are denominated in foreign currencies, it may also sell securities denominated in foreign currencies and retain the proceeds in those foreign currencies to use at a future date (to purchase other securities denominated in those currencies) or buy foreign currencies outright to purchase securities denominated in those foreign currencies at a future date.

    The Fund may invest in participatory notes, which are offshore instruments issued by foreign institutional investors. Participatory notes are issued against the underlying assets such as those listed on the Indian bourses.

    D. FOREIGN SECURITIES TRADED IN EMERGING MARKETS. The Fund may invest in the securities of issuers in less developed foreign countries including countries whose economies or securities markets are not yet highly developed. There are special risks associated with investing in emerging markets in addition to those described above in "Foreign Securities Traded in Foreign Markets." These special risks include, among others, greater political uncertainties, an economy's dependence on revenues from particular commodities or on international aid or development assistance, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruptions in securities settlement procedures.

    E. FOREIGN CURRENCY. In addition to the instruments described in the Futures and Options section below, the Fund also may use foreign currency futures transactions and options on such transactions. Through the purchase and sale of such contracts, the Fund may be able to achieve many of the same objectives attainable through the use of forward currency contracts, but more effectively and possibly at a lower cost. Unlike forward foreign currency exchange contracts, foreign currency futures contracts and options on such contracts are standardized as to amount and delivery period and are traded on boards of trade and commodities exchanges. It is anticipated that such contracts may provide greater liquidity and lower costs than forward currency exchange contracts. The Fund may purchase eurodollar instruments, which are U.S. dollar-denominated futures contracts or options thereon which are linked to the London Interbank Offering Rate ("LIBOR"), although foreign currency-denominated instruments are available from time to time. Eurodollar futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. The Fund might use Eurodollar futures contracts and options thereon to hedge against changes in LIBOR, to which many interest rate swaps and fixed-income instruments are linked.

IV. RESTRICTED AND ILLIQUID SECURITIES

    The Fund may invest in restricted and illiquid securities. Restricted securities are securities that are subject to legal restrictions on resale, such as securities that have been issued in private transactions without registration under the Securities Act of 1933 ("1933 Act"). Restricted securities that have been sold without registration in private transactions generally can be resold only to other qualified institutionally buyers under exemptions from registration under the 1993 Act, such as Rule 144A, or in subsequent registered offerings. The Fund may register restricted securities for resale. The registration of securities for resale involves costs and the Fund generally must rely on the issuers to provide accurate financial and other information in the registration statement and other regulatory filings for such securities.

    Illiquid securities are securities that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. The Fund considers restricted securities to be illiquid unless their adviser or subadviser determines that such securities are liquid under policies and procedures that have been approved by the Board of Trustees of the Fund. The Fund also considers repurchase agreements with maturities in excess of seven days and OTC options and their underlying collateral to be illiquid securities.

    It may be difficult or impossible for the Fund to resell restricted or illiquid securities. As a result, the Fund could suffer losses by investing in such securities. It may also be difficult to value such securities. The Fund could also incur costs (such as registration fees) to resell restricted securities.

V.  WHEN-ISSUED SECURITIES

    The Fund may invest in securities issued on a when-issued or delayed delivery basis at the time the purchase is made. The Fund generally would not pay for such securities or start earning interest on them until they are issued or received. However, when the Fund purchases debt obligations on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. Failure of the issuer to deliver a security purchased by the Fund on a when-issued basis may result in such Fund incurring a loss or missing an opportunity to make an alternative investment. When the Fund enters into a commitment to purchase securities on a when-issued basis, it establishes a separate account on its books and records or with its custodian consisting of cash or liquid high-grade debt securities equal to the amount of the Fund's commitment, which are valued at their fair market value. If on any day the market value of this segregated account falls below the value of the Fund's commitment, the Fund will be required to deposit additional cash or qualified securities into the account until the value of the account is equal to the value of the Fund's commitment. When the securities to be purchased are issued, the Fund will pay for the securities from available cash, the sale of securities in the segregated account, sales of other securities and, if necessary, from the sale of the when-issued securities themselves although this is not ordinarily expected. Securities purchased on a when-issued basis are subject to the risk that yields available in the market, when delivery takes place, may be higher than the rate to be received on the securities the Fund is committed to purchase. Sale of securities in the segregated account or sale of the when-issued securities may cause the realization of a capital gain or loss.



VI. STANDBY COMMITMENTS

    The Fund may acquire standby commitments from banks with respect to securities held by the Fund. Under a standby commitment, a bank agrees to buy a particular security from the Fund at a specified price at the fund's option. A standby commitment is similar to a put option for a particular security in the Fund's portfolio. Standby commitments acquired by the Fund are not added to the computation of that Fund's net asset value. Standby commitments are subject to certain risk, including the issuer's ability to pay for a security when the Fund decides to sell the security for which it is issued and the lack of familiarity with standby commitments in the marketplace. The Fund's ability to exercise their rights under a standby commitment is unconditional, without any limitation whatsoever, and non-transferable. The Fund, however, is permitted to sell a security covered by a standby commitment at any time and to any person.

    The Fund may pay a consideration to a bank for the issuance of a standby commitment if necessary and advisable. Such a consideration may take the form of either a payment in cash, or the payment of a higher price for security covered by such a commitment. The effect of the payment of such consideration is to reduce the yield to maturity for the security so covered. Standby commitments acquired by the Fund are not added to the computation of the Fund's net asset value and are valued at zero. When the Fund pays a consideration for the issuance of a standby commitment, the cost is treated as unrealized depreciation for the time it is held by the Fund. The dollar-weighted average maturity calculation for the Fund is not affected by standby commitments.

VII. FUTURES AND OPTIONS

    The Fund may use financial futures, options or forward currency contracts as part of their investment strategies. The Fund may use stock index futures contracts and options thereon in anticipation of a significant market or market sector advance. The purchase of a stock index futures contract affords a hedge against not participating in such advance at a time when the Fund is not fully invested. Such purchase of a futures contract would serve as a temporary substitute for the purchase of individual stocks, which may then be purchased in an orderly fashion. Further, stock index futures contracts and call options thereon may be purchased to maintain a desired percentage of the Fund invested in stocks in the event of a large cash flow into the Fund, or to generate additional income from cash held by the Fund. Stock index futures and options thereon may also be used to adjust country exposure.

    The Fund may also use forward currency contracts to hedge cash positions during the settlement of transactions involving individual foreign securities and in between such transactions. For example, when the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when the Fund anticipates the receipt in a foreign currency of dividend or interest payments on a security that it holds, the Fund may desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of such payment, as the case may be, by entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars or foreign currency, of the amount of foreign currency involved in the underlying transaction. The Fund will thereby be able to protect itself against a possible loss resulting from an adverse change in the relationship between the currency exchange rates.

    The Fund may write (sell) covered call options on individual securities when they do not believe that the prices of these securities will increase above the strike prices of the options during the terms of the options. When the Fund writes a covered call option, the Fund is attempting to increase the income it receives by holding the underlying security. However, it also limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option.

    The main risks associated with using these instruments are discussed below. The Fund might not employ any of the strategies described below for a variety of reasons including the fact that a particular futures or options strategy may be too costly to benefit the Fund. Moreover, there can be no assurance that any strategy will succeed. Use of these instruments is subject to the applicable regulations of the Securities and Exchange Commission ("SEC"), the several options and futures exchanges upon which options and futures contracts are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use these instruments may be limited by tax considerations.

    To the extent that the Fund participates in the options or futures markets, it will incur investment risks and transaction costs to which it would not be subject absent the use of these strategies. The use of these strategies involves certain special risks, including (1) dependence on the Adviser's or Subadviser's, as applicable, ability to predict correctly movements in the direction of interest rates and securities prices; (2) imperfect correlation between the price of options, futures contracts and options thereon and movements in the prices of the securities being hedged; (3) the fact that skills needed to use these strategies are different from those needed to select portfolio securities; and (4) the possible absence of a liquid secondary market for any particular instrument at any time. If the Adviser's or a Subadviser's, as applicable, prediction of movements in the direction of the securities and interest rate markets is inaccurate, the adverse consequences to that Fund may leave it in a worse position than if such strategies were not used.

    No price is paid upon entering into futures contracts. Instead, upon entering into a futures contract, the Fund is required to deposit with their custodian in a segregated account in the name of the futures broker through which the transaction is effected an amount of cash, U.S. Government securities or other liquid, high-grade debt instruments generally equal to 3%-5% or less of the contract value. This amount is known as "initial margin." When writing a call or put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Initial margin on futures contracts is in the nature of a performance bond or good-faith deposit that is returned to the Fund upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures position varies, a process known as "marking to market." Variation margin does not involve borrowing to finance the futures transactions, but rather represents a daily settlement of the Fund's obligation to or from a clearing organization. The Fund is also obligated to make initial and variation margin payments when it writes options on futures contracts.

    Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, by selling or purchasing, respectively, a futures position or options position with the same terms as the position or option purchased or sold. Positions in futures contracts and options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures or options.

    Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Fund to close a position and, in the event of adverse price movements, the Fund would have to make daily cash payments of variation margin (except in the case of purchased options). However, in the event futures contracts have been used to hedge portfolio securities, such securities generally will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.

    Successful use by the Fund of futures contracts and related options will in part depend upon the Adviser's or Subadviser's, as applicable, ability to predict movements in the direction of the overall securities, currency and interest rate markets, which requires different skills and techniques than predicting changes in the prices of individual securities. There is, in addition, the risk that the movements in the price of the futures contract or related option will not correlate with the movements in prices of the underlying instruments or currencies. In addition, if the Fund has insufficient cash, it may have to sell assets from its portfolio to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect the rising market. Consequently, the Fund may need to sell assets at a time when such sales are disadvantageous to the Fund. If the price of the futures contract or related option moves more than the price of the underlying instruments or currencies, the Fund will experience either a loss or a gain on the futures contract or related option that may or may not be completely offset by movement in the price of the instruments or currencies that are the subject of the hedge.

    In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between price movements in the futures or related option position and the securities or currencies being hedged, movements in the prices of futures contracts and related options may not correlate perfectly with movements in the prices of the hedged securities or currencies because of price distortions in the futures market. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts and related options over the short term.

    Positions in futures contracts and related options may be closed out only on the exchange or board of trade that provides a secondary market for such futures contracts or related options. Although the Fund may intend to purchase or sell futures contracts and related options only on the exchanges or boards of trade where there appears to be a liquid secondary market for such futures and related options, there is no assurance that such a market will exist for any particular contract or option at any particular time. In such event, it may not be possible to close a futures or option position and, in the event of adverse price movements, the Fund would continue to be required to make variation margin payments.

    Options on futures contracts have a limited life. The ability to establish and close out options on futures will be subject to the maintenance of liquid secondary markets on the relevant exchanges or boards of trade.

    Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on a futures contract, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Fund purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Fund when the use of a futures contract would not, such as when there is no movement in the level of the underlying stock index or the value of securities or currencies being hedged.

    The Fund's activities in the futures and related options markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions; however, the Fund also may save on commissions by using futures and related options as a hedge rather than buying or selling individual securities or currencies in anticipation or as a result of market movements.

    Buyers and sellers of foreign currency futures contracts are subject to the same risks that apply to the use of futures generally. Further, settlement of a foreign currency futures contract may occur within the country issuing the underlying currency. In that case, the Fund must accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents, and may be required to pay any fees, taxes or charges associated with such delivery that are assessed in the issuing country.

    The Fund may not write options or purchase or sell futures or forward contracts unless it owns either (1) an offsetting ("covered") position in securities, or other options or futures or forward contracts or (2) cash and liquid securities with a value sufficient at all times to cover its potential obligations. The Fund must comply with guidelines established by the SEC with respect to coverage of such instruments by mutual funds and, if required, will set aside cash and liquid securities in a segregated account with its custodian in the prescribed amount. Securities or other options, futures or forward contract positions used for cover and securities held in a segregated account cannot be sold or closed out while the strategy is outstanding unless they are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund's assets could impede portfolio management and decrease the Fund's liquidity.

    The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Fund wishes to terminate its obligation under a call option it has written, the Fund may purchase a call option of the same series (that is, a call option identical in its terms to the call option previously written); this is known as a closing purchase transaction. Conversely, in order to terminate its right under a call or put option it has purchased, the Fund may write an option of the same series, as the option held; this is known as a closing sale transaction. Closing transactions essentially permit the Fund to realize profits or limit losses on its options positions prior to the exercise or expiration of the option.

    The value of an option position will reflect, among other things, the current market price of the underlying security, currency or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, currency or index and general market conditions. For this reason, the successful use of options depends upon the Adviser's or the Subadviser's ability to forecast the direction of price fluctuations in the underlying securities or, in the case of index options, fluctuations in the market sector represented by the index selected.

    Unless an option purchased by the Fund is exercised or unless a closing transaction is affected with respect to that position, a loss will be realized in the amount of the premium paid and any transaction costs.

    A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options. The ability to establish and close out positions on the exchanges is subject to the maintenance of a liquid secondary market. There can be no assurance that a liquid secondary market will exist for any particular option at any particular time. Closing transactions may be affected with respect to options traded in the over-the-counter ("OTC") markets (currently the primary markets for options on debt securities) only by negotiating directly with the other party to the option contract or in a secondary market for the option if such market exists. There can be no assurance that the Fund will be able to liquidate an OTC option at a favorable price at any time prior to expiration. In the event of insolvency of the opposite party, the Fund may be unable to liquidate an OTC option. Accordingly, it may not be possible to effect closing transactions with respect to certain options, with the result that the Fund would have to exercise those options that it has purchased in order to realize any profit. With respect to options written by the Fund, the inability to enter into a closing transaction may result in material losses to it. For example, because the Fund must maintain a covered position or segregate assets with respect to any call option it writes, the Fund may not sell the underlying assets used to cover an option during the period it is obligated under the option unless it substitutes other acceptable securities. This requirement may impair the Fund's ability to sell a portfolio security or make an investment at a time when such a sale or investment might be advantageous.

    Index options are settled exclusively in cash. If the Fund purchases an option on an index, the option is settled based on the closing value of the index on the exercise date. Thus, a holder of an index option who exercises it before the closing index value for that day is available runs the risk that the level of the underlying index may subsequently change. For example, in the case of a call option, if such a change causes the closing index value to fall below the exercise price of the option on the index, the exercising holder will be required to pay the difference between the closing index value and the exercise price of the option.

    The Fund's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Fund also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation or as a result of market movements.

    The precise matching of the forward currency contract amounts and the value of the securities involved will not generally be possible because the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. Accordingly, it may be necessary for the Fund to purchase additional foreign currency on the spot (i.e., cash) market and bear the expense of such purchase if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward currency contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and transactions costs.

    At or before the maturity date of a forward contract requiring the Fund to sell a currency, the Fund may either sell a portfolio security and use the sale proceeds to make delivery of the currency or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund may close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into an offsetting forward currency contract under either circumstance to the extent the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and the offsetting contract. There can be no assurance that the Fund will be able to enter into new or offsetting forward currency contracts. Forward currency contracts also involve a risk that the other party to the contract may fail to deliver currency or pay for currency when due, which could result in substantial losses to the Fund. The cost to the Fund of engaging in forward currency contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward currency contracts are usually entered into on a principal basis, no fees or commissions are involved.

VIII.  DERIVATIVES

    The Fund may invest in derivatives, including credit-linked securities, inverse floaters and interest rate swaps. Derivative securities are instruments that derive their value from other financial instruments, securities, or indices.

    A. CREDIT-LINKED SECURITIES. Credit-linked securities are securities whose performance is linked to the performance of a designated basket or index of high yield securities. Credit-linked securities are typically issued by trust or a similar entity, which invests in a designated basket of high yield securities or in swap agreements or securities lending agreements that are based upon a designated basket or index of high yield securities. Investments in credit-linked securities can be an efficient means of managing the cash position of the Fund.

The risks associated with investing in credit-linked securities include the following:

  1. Market Risk. The values of credit-linked securities will generally rise or fall in response to the changes in the market values of the designated basket or index of high yield securities.

  2. Credit Risk and Interest Rate Risk. The credit risk and interest rate risk associated with an investment in a credit-linked security are generally equivalent to the credit risk and interest rate risk associated with direct investments in the actual securities in the underlying designated basket or index of high yield securities.

  3. Counter-Party Risk. This is the risk that the counter-party to a swap or securities lending agreement will be unable to honor its commitments under the agreement.

  4. Liquidity Risk. Credit-linked securities are typically not registered for public trading under the Securities Act of 1933 and are therefore considered restricted securities. At times, it may be difficult to sell credit-linked securities due to the lack of an available trading market. See, Section IV "Restricted and Illiquid Securities" for the risks of illiquid securities.

  5. Basis Risk. This is the risk that the performance of credit-linked securities may not correspond with the performance of the underlying designated basket or index of high yield securities.

    For these reasons, there is no guarantee that the strategy of investing in credit-linked securities will be successful and the Fund could lose money by investing in them.

    B. INVERSE FLOATERS. Inverse floaters are securities on which the rate of interest varies inversely with interest rates on other securities or the value of an index. For example, an inverse floating rate security may pay interest at a rate that increases as a specified interest rate index decreases but decreases as that index increases. The secondary market for inverse floaters may be limited and they may be illiquid. See "Restricted and Illiquid Securities" for the risks of illiquid securities. The market values of such securities generally are more volatile than the market values of ordinary fixed rate obligations. The interest rates on inverse floaters may be significantly reduced, even to zero, if interest rates rise.

    C. INTEREST RATE SWAPS. Interest rate swap transactions are agreements between two parties to exchange interest payments on a designated amount of two different securities for a designated period of time. For example, two parties may agree to exchange interest payments on variable and fixed rate instruments. The Fund may enter into interest rate swap transactions to preserve a return or spread on a particular investment or a portion of its bond portfolio.

    The Fund will usually enter into swaps on a net basis, i.e., the two payment streams will be netted out in a cash settlement on the payment date or on dates specified in the investment. The Fund's obligations under a swap agreement will be accrued on a daily basis (offset against any amounts owing to the Fund), and appropriate Fund assets having an aggregate net asset value at least equal to the accrued but unpaid net amounts owed to a swap counter-party will be generally maintained in a segregated account. The Fund also will establish and maintain such segregated accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Because segregated accounts will be established with respect to such transactions, the Fund does not treat swap transactions as constituting senior securities. Accordingly, the Fund will not treat them as being subject to the Fund's borrowing restrictions.

    The Fund will enter into interest rate swap transactions only with banks and recognized securities dealers or their respective affiliates believed to present minimal credit risk in accordance with guidelines established by the Fund's Board. Swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to swaps is limited to the net amount of payments the Fund is contractually obligated to make. If the other party to a swap defaults, the Fund's risk of loss consists of the net amount of payments that the Fund contractually is entitled to receive. If there is a default by the counter-party, the Fund may have contractual remedies pursuant to the agreements related to the transaction.

    The swap market has grown significantly in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid. Certain swap transactions involve more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than traditional swap transactions.

    The use of swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If the Fund were incorrect in its forecasts of interest rates, the investment performance of the Fund would be less favorable than it would have been if this investment technique were not used.

IX. REPURCHASE AGREEMENTS

    The Fund may invest in repurchase agreements. A repurchase agreement is essentially a short-term collateralized loan. The lender (the Fund) agrees to purchase a security from a borrower (typically a broker-dealer) at a specified price. The borrower simultaneously agrees to repurchase that same security at a higher price on a future date. The difference between the purchase price and the repurchase price effectively constitutes the payment of interest. In a standard repurchase agreement, the securities, which serve as collateral, are transferred to the Fund's custodian bank. In a "tri-party" repurchase agreement, these securities would be held by a different bank for the benefit of the Fund as buyer and the broker-dealer as seller. In a "quad-party" repurchase agreement, the Fund's custodian bank also is made a party to the agreement. The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers who are members of a national securities exchange or are market makers in government securities. The period of these repurchase agreements will usually be short, from overnight to one week. The securities, which are subject to repurchase agreements, however, may have long maturities. The Fund will always receive, as collateral, securities whose market value, including accrued interest, will at all times be at least equal to 100% of the dollar amount invested by the Fund in each agreement, and the Fund will make payment for such securities only upon physical delivery or evidence of book entry transfer to the account of the custodian. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines, and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

X.  TEMPORARY BORROWING

    The Fund may borrow for temporary or emergency purposes to the extent permitted by the 1940 Act, the rules and regulations thereunder and any applicable exemptive relief. Borrowing increases the risks of investing by increasing leverage and accentuating potential losses.

XI. TEMPORARY DEFENSIVE INVESTMENTS

    From time to time, the Fund may take temporary defensive positions in reaction to unusual market conditions, anticipated redemptions, or other events. At such times, the Fund may invest large portions of their portfolios in cash (including foreign currency) or cash equivalents such as commercial paper and short-term debt instruments. For a description of commercial paper and other short-debt instruments, see "Commercial Paper and Other Short-Term Investments." When the Fund is taking temporary defensive positions, they may not achieve their investment objectives and they could suffer losses. For information concerning the risks of investing in commercial paper, other short-term debt instruments, and foreign currency, see "Debt Securities", "Commercial Paper and Other Short-Term Investments", and "Foreign Securities Exposure."

                               APPENDIX D - TAXES

    The following is a general discussion of the federal tax laws that apply to the Fund. The discussions of the tax treatment of distributions and dispositions of shares, taxation of the Fund in general are not applicable for Fund shares that you have purchased through an individual retirement account, a 403(b) account, a 401(k) plan, a variable annuity contract, a variable life insurance policy, or other tax-deferred investment vehicle. If you have purchased Fund shares through a variable annuity contract or a variable life insurance policy, you should also review the prospectus and statement of additional information ("SAI") for that product for information concerning taxes.

    A. Compliance with Subchapter M of the Code
       ----------------------------------------

    The Fund has elected to be, and has qualified for treatment as a, regulated investment company ("RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended ("Code"). To continue qualifying for treatment as a RIC, the Fund which is treated as a separate corporation for federal tax purposes, must meet the following requirements each taxable year:

    (1) The Fund must distribute to its shareholders for each taxable year at least 90% ("Distribution Requirement") of its investment company taxable income (consisting generally of net investment income, the excess of net short-term capital gain over net long-term capital loss ("net short-term gain"), and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid);

    (2) The Fund must derive at least 90% of its gross income each taxable year from (a) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures, or forward contracts) derived with respect to its business of investing in securities or those currencies; and (b) net income from an interest in a "qualified publicly traded partnership" ("QPTP") ("Income Requirement");

    (3) At the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs, and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities (which, for these purposes, includes a QPTP's equity securities); and

    (4) At the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in (a) the securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, (b) the securities (other than securities of other RICs) of two or more issuers the Fund controls that are determined to be engaged in the same, similar, or related trades or businesses, or (c) the securities of one or more QPTPs.

    If the Fund qualifies for treatment as a RIC during a taxable year, it is relieved of federal income tax on the part of its investment company taxable income and net capital gain that it distributes to its shareholders. If the Fund failed to qualify for that treatment for any taxable year, it would be taxed on the full amount of its taxable income for that year without being able to deduct the distributions it makes to its shareholders and the shareholders would treat all those distributions, including distributions that otherwise would be exempt-interest dividends and distributions of net capital gain, as taxable dividends to the extent of the Fund's earnings and profits, taxable as ordinary income (except that, for individual shareholders, the part thereof that is "qualified dividend income" would be subject to federal income tax at the rate for net capital gain -- a maximum of 15%); those dividends would be eligible for the dividends-received deduction available to corporations under certain circumstances. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before requalifying for RIC treatment.

    B. General Tax Treatment of Distributions and Dispositions of Shares
       -----------------------------------------------------------------

    Dividends the Fund distributes to its shareholders that are derived from dividends and taxable interest it receives on its investments together with Fund distributions from net short-term gain and net gains from certain foreign currency transactions, if any, are taxable to its shareholders as ordinary income (except as noted below) to the extent of its earnings and profits, whether received in cash or reinvested in additional Fund shares. Distributions from the Fund's net capital gain are taxable to its shareholders as long-term capital gains, regardless of how long they have held their Fund shares and whether those distributions are received in cash or reinvested in additional Fund shares; pursuant to the 2003 Act (as defined below), those distributions are subject to a 15% maximum federal income tax rate for individual shareholders to the extent the distributions are attributable to net capital gain the Fund recognizes on sales or exchanges of capital assets through its last taxable year beginning before January 1, 2009. Dividends and other distributions also may be subject to state and local taxes.

    A portion of the dividends from the Fund's investment company taxable income may be eligible for the 15% maximum federal income tax rate applicable to "qualified dividend income" that individuals receive through 2008 (enacted by the Jobs and Growth Tax Relief Reconciliation Act of 2003 ("2003 Act")) and the dividends-received deduction allowed to corporations. The eligible portion may not exceed the aggregate dividends the Fund receives from most U.S. corporations and, for purposes of the 15% rate, certain foreign corporations. In addition, the availability of that rate and the dividends-received deduction is subject to certain holding period, debt-financing, and other restrictions imposed on the Fund with respect to the shares it holds on which the dividends were paid and on each shareholder with respect to the Fund shares on which the Fund dividends were paid. Dividends a corporate shareholder deducts pursuant to the dividends-received deduction are subject indirectly to the federal alternative minimum tax.

    Dividends and other distributions the Fund declares in October, November, or December of any year that are payable to shareholders of record on a date in any of those months are deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the Fund pays the distributions during the following January. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

    Any capital gain an individual shareholder recognizes on a redemption or exchange through 2008 of his or her Fund shares that have been held for more than one year will qualify for the 15% maximum federal income tax rate enacted by the 2003 Act. If Fund shares are sold at a loss after being held for six months or less, any loss that is not disallowed will be treated as long-term, instead of short-term, capital loss to the extent of any capital gain distributions received on those shares.

    Dividends from the Fund's investment company taxable income that are paid to a shareholder who is a non-resident alien or foreign entity (a "non-U.S. person") generally are subject to 30% federal withholding tax (but not, in such event, subject to back-up withholding, described below) unless a reduced rate of withholding or a withholding exemption is provided under an applicable treaty. Pursuant to the American Jobs Creation Act of 2004, however, the Fund's distributions that are (1) made to a beneficial owner of its shares that certifies that it is a non-U.S. person, with certain exceptions, (2) attributable to its "qualified net interest income" and/or short-term capital gain, and (3) with respect to a taxable year beginning before January 1, 2008, are exempt from that withholding tax. Non-U.S. persons are urged to consult their own tax advisers concerning the applicability of that withholding tax.

    C. Taxation of the Fund in General
       -------------------------------

    The Fund will be subject to a nondeductible 4% excise tax ("Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary taxable income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

    Dividends and interest the Fund receives, and gains the Fund realizes, on foreign securities may be subject to income, withholding, or other taxes imposed by foreign countries and U.S. possessions ("foreign taxes") that would reduce the total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

    If more than 50% of the value of the Fund's total assets at the close of any taxable year consists of securities of foreign corporations, it will be eligible to, and may, file an election with the Internal Revenue Service that would enable its shareholders, in effect, to benefit from any foreign tax credit or deduction available with respect to any foreign taxes it paid. Pursuant to any such election, the Fund would treat those taxes as dividends paid to its shareholders and each shareholder (1) would be required to include in gross income, and treat as paid by the shareholder, the shareholder's proportionate share of those taxes, (2) would be required to treat that share of those taxes and of any dividend the Fund paid that represents income from foreign or U.S. possessions sources ("foreign source income") as the shareholder's own income from those sources, and (3) could either use the foregoing information in calculating the foreign tax credit against the shareholder's federal income tax or, alternatively, deduct the taxes deemed paid by the shareholder in computing taxable income. If the Fund takes this election, it will report to its shareholders shortly after each taxable year their respective shares of foreign taxes it paid and its foreign-source income. Individuals who have no more than $300 ($600 for married persons filing jointly) of creditable foreign taxes included on Form 1099 and all of whose foreign-source income is "qualified passive income" may elect each year to be exempt from the extremely complicated foreign tax credit limitation and will be able to claim a foreign tax credit without having to file the detailed Form 1116 that otherwise is required.

    If the Fund invests in the stock of "passive foreign investment companies" ("PFICs"), special tax rules apply. A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income for the taxable year is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund that holds stock of a PFIC will be subject to federal income tax on a portion of any "excess distribution" it receives on the stock or of any gain on disposition of the stock (collectively "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a taxable dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. Fund distributions attributable to PFIC income will not be eligible for the 15% maximum federal income tax rate on "qualified dividend income" described above.

    If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its pro rata share of the QEF's annual ordinary earnings and net capital gain - which it probably would have to distribute to satisfy the Distribution Requirement and avoid imposition of the Excise Tax - even if the QEF did not distribute those earnings and gain to the Fund. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

    The Fund may elect to "mark-to-market" its stock in any PFIC. "Marking-to-market," in this context, means including in gross income each taxable year (and treating as ordinary income) the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis in that stock as of the end of that year. Pursuant to the election, the Fund also may deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election (and under regulations proposed in 1992 that provided a similar election with respect to the stock of certain PFICs). The Fund's adjusted basis in each PFIC's stock subject to the election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

    If the Fund invests in zero coupon or other securities issued with original issue discount, the Fund must include in its income the portion of the original issue discount that accrues on the securities during the taxable year, even if the Fund receives no corresponding payment on them during the year. Similarly, the Fund must include in its gross income securities it receives as "interest" on pay-in-kind securities. Because the Fund annually must distribute substantially all of its investment company taxable income, including any original issue discount and other non-cash income, to satisfy the Distribution Requirement and avoid imposition of the Excise Tax, the Fund may be required in a particular year to distribute as a dividend an amount that is greater than the total amount of cash it actually receives. Those distributions will be made from the Fund's cash assets or from the proceeds of sales of portfolio securities, if necessary. The Fund may realize capital gains or losses from those sales, which would increase or decrease its investment company taxable income and/or net capital gain.

    If the Fund uses hedging strategies, such as selling (writing) and purchasing options and futures contracts and entering into forward contracts, complex rules apply to determine for income tax purposes the amount, character, and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gains from the disposition of foreign currencies (except certain gains that may be excluded by future regulations), and gains from options, futures, and forward contracts the Fund derives with respect to its business of investing in securities or foreign currencies, are treated as qualifying income under the Income Requirement.

    Some futures, foreign currency contracts, and "nonequity" options (i.e., certain listed options, such as those on a "broad-based" securities index) in which the Fund invests may be subject to section 1256 of the Code ("section 1256 contracts"). Any section 1256 contracts the Fund holds at the end of its taxable year generally must be "marked-to-market" (i.e., treated as having been sold at that time for their fair market value) for federal income tax purposes, with the result that unrealized gains or losses will be treated as though they were realized. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of section 1256 contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax. These rules may operate to increase the amount that the Fund must distribute to satisfy the Distribution Requirement (i.e., with respect to the portion treated as short-term capital gain), which will be taxable to its shareholders as ordinary income, and to increase the net capital gain the Fund recognizes, without in either case increasing the cash available to it. The Fund may elect not to have the foregoing rules apply to any "mixed straddle" (i.e., a straddle the Fund clearly identifies in accordance with applicable regulations, at least one (but not all) of the positions of which are section 1256 contracts), although doing so may have the effect of increasing the relative proportion of net short-term capital gain (taxable as ordinary income) and thus increasing the amount of dividends it must distribute.

    Under Code section 988, gains or losses (1) from the disposition of foreign currencies, including forward contracts, (2) except in certain circumstances, from options and forward contracts on foreign currencies (and on financial instruments involving foreign currencies) and from notional principal contracts (e.g., swaps, caps, floors, and collars) involving payments denominated in foreign currencies, (3) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security, and
(4) that are  attributable  to exchange rate  fluctuations  between the time the
Fund accrues interest, dividends, or other receivables or expenses or other liabilities denominated in a foreign currency and the time it actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders as ordinary income, rather than affecting the amount of its net capital gain. If the Fund's section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to distribute any dividends, and any distributions made during that year before the losses were realized would be recharacterized as a return of capital to shareholders, rather than as a dividend, thereby reducing each shareholder's basis in his or her Fund shares.

    Offsetting positions the Fund may enter into or hold in any actively traded security, option, futures, or forward contract may constitute a "straddle" for federal income tax purposes. Straddles are subject to certain rules that may affect the amount, character, and timing of recognition of the Fund's gains and losses with respect to positions of the straddle by requiring, among other things, that (1) loss realized on disposition of one position of a straddle be deferred to the extent of any unrealized gain in an offsetting position until the latter position is disposed of, (2) the Fund's holding period in certain straddle positions not begin until the straddle is terminated (possibly resulting in gain being treated as short-term rather than long-term capital gain), and (3) losses recognized with respect to certain straddle positions, that otherwise would constitute short-term capital losses, be treated as long-term capital losses. Applicable regulations also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. Different elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

    If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium it received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to its basis in the subject securities or futures contract.

    If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract, or short sale) with respect to any stock, debt instrument (other than "straight debt"), or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract, or a futures or forward contract the Fund or a related person enters into with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction of the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obliged to sell, making a short sale, or granting an option to buy substantially identical stock or securities).

                    APPENDIX E - CREDIT RATINGS INFORMATION

STANDARD & POOR'S ("S&P") LONG-TERM CREDIT RATINGS.
--------------------------------------------------

    S&P issues the following credit ratings to long-term bonds, including but not limited to corporate bonds, municipal bonds, and government bonds. The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform any audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

    The ratings are based, in varying degrees, on the following considerations:

    - Likelihood of default capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

    -   Nature of and provisions of the obligation; and

    - Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

    AAA Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

    AA Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    A Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    BBB Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    BB, B, CCC, CC, C Debt rated "BB," "B," "CCC," "CC" and "C" is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

    BB Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments.

    B Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

    CCC Debt rated "CCC" has a currently identifiable vulnerability to default and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial or economic conditions, it is not likely to have the capacity to pay interest and repay principal.

    CC The rating "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

    C The rating "C" typically is applied to debt subordinated to senior debt which is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

    D Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

    PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major categories.

MOODY'S INVESTORS SERVICE, INC. ("MOODY'S") LONG-TERM CREDIT RATINGS.
--------------------------------------------------------------------
    Moody's issues the following credit ratings to long-term bonds and preferred stock.

    Aaa Bonds which are rated "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Aa Bonds which are rated "Aa" are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat greater than the Aaa securities.

    A Bonds which are rated "A" possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

    Baa Bonds which are rated "Baa" are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Ba Bonds, which are rated "Ba", are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    B Bonds, which are rated "B" generally, lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    CAA Bonds, which are rated "CAA", are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

    Ca Bonds which are rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

    C Bonds which are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

    Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

S&P CREDIT RATINGS FOR COMMERCIAL PAPER.
---------------------------------------

    An S&P's commercial paper rating is a current opinion of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from `A' for the highest-quality obligations to `D' for the lowest. These categories are as follows:

    A-1 This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

    A-2 Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated `A-1.'

    A-3 Issues carrying this designation have an adequate capacity for timely payment. They are, however, more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

    B Issues rated `B' are regarded as having only speculative capacity for timely payment.

    C This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

    D Debt rated `D' is in payment default. The `D' rating category is used when interest payments of principal payments are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor's believes such payments will be made during such grace period.

MOODY'S SHORT-TERM CREDIT RATINGS.
---------------------------------

    Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations which have an original maturity not exceeding one year. Obligations relying upon support mechanisms such as letters-of-credit and bonds of indemnity are excluded unless explicitly rated.

    PRIME 1 Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

         o   Leading market positions in well-established industries.

         o   High rates of return on funds employed.

         o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

         o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

         o Well-established access to a range of financial markets and assured sources of alternate liquidity.

    PRIME 2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation than is the case for Prime-2 securities. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

    PRIME 3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt-protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

    NOT PRIME Issuers rated Not Prime do not fall within any of the Prime rating categories.

S&P'S RATINGS GROUP SHORT-TERM ISSUE CREDIT RATINGS.
---------------------------------------------------
    S&P issues the following credit ratings for short-term debt issues. These ratings reflect the liquidity factors and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long-term debt rating. The following criteria will be used in making that assessment.

         - Amortization schedule (the larger the final maturity relative to other maturities the more likely it will be treated as a note).

         - Source of Payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

    Note rating symbols are as follows:

    SP-1 Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

    SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

    SP-3 Speculative capacity to pay principal and interest.

MOODY'S SHORT-TERM MUNICIPAL DEBT CREDIT RATINGS.
------------------------------------------------

    In municipal debt issuance, there are three rating categories for short-term obligations that are considered investment grade. These ratings are designated as Moody's Investment Grade (MIG) and are divided into three levels - MIG 1 through MIG 3.

    In addition, those short-term obligations that are of speculative quality are designated SG, or speculative grade.

    In the case of variable rate demand obligations (VRDOs), a two-component rating is assigned. The first element represents Moody's evaluation of the degree of risk associated with scheduled principal and interest payments. The second element represents Moody's evaluation of the degree of risk associated with the demand feature, using the MIG rating scale.

    The short-term rating assigned to the demand feature of VRDOs is designated as VMIG. When either the long- or short-term aspect of a VRDO is not rated, that piece is designated NR, e.g., Aaa/NR or NR/VMIG 1.

    MIG ratings expire at note maturity. By contrast, VMIG rating expirations will be a function of each issue's specific structural or credit features.

    MIG 1/VMIG 1 This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

    MIG 2/VMIG 2 This designation denotes strong credit quality. Margins of protections are ample, although not as large as in the preceding group.

    MIG 3/VMIG 3 This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

    SG  This  designation  denotes   speculative-grade   credit  quality.   Debt
instruments in this category may lack sufficient margins of protection.

                        APPENDIX F - SHAREHOLDER MANUAL

[LOGO] First Investors



SHAREHOLDER MANUAL





A GUIDE TO YOUR

FIRST INVESTORS

MUTUAL FUND ACCOUNT

---------------------------

AS OF JUNE 1, 2006

INTRODUCTION



First Investors offers a wide variety of mutual funds to meet your financial needs. New client accounts must be established through your registered representative. While your registered representative is available to service your account on an ongoing basis, once you have established an account, you can contact us at 1(800)423-4026 directly for account services.



This easy-to-follow guide tells you how to contact us and explains our policies and procedures. The policies and procedures referenced in this manual may be changed by amendment to this manual at any time without prior notice. You may obtain the latest version of this manual on our web site

(www.firstinvestors.com).



If you purchase first  investors  funds through an omnibus  account or qualified group retirement plan, in most cases, you must process purchases and redemptions through your broker-dealer or plan trustee. We cannot take instructions directly from  you.  An  "omnibus  account"  is an  account  registered  in the name of a financial  intermediary,  such as a broker-dealer,  bank,  investment advisor, a

401(k) or similar  retirement  plan. Such an account does not identify to us the identities  of its  underlying  customers  or  participants.  If your account is established through Fund/SERV or Networking, you must contact your broker-dealer to determine which privileges are available to you.



This manual must be preceded or accompanied by a First Investors mutual fund prospectus. For more complete information on any First Investors mutual fund,

including charges and expenses, refer to the prospectus. Read the prospectus carefully before you invest or send money.



================================================================================

TABLE OF CONTENTS



WHO WE ARE..................................................................  1



WHEN WE ARE OPEN FOR BUSINESS ..............................................  1



HOW TO CONTACT US ..........................................................  1



HOW FUND SHARES ARE PRICED .................................................  1



HOW TO OPEN AN ACCOUNT

 o General Customer Identification Requirements ............................  1

 o Specific Account Requirements ...........................................  3

      Non-Retirement Accounts ..............................................  3

      Retirement Accounts ..................................................  5



HOW TO BUY SHARES

 o Placing Your Purchase Order..............................................  5

 o Paying For Your Order ...................................................  6

      By Check .............................................................  6

      By Money Line ........................................................  7

      By Automatic Payroll Investment.......................................  8

      By Federal Funds WireTransfer ........................................  8

      By Systematic Investments From Your Money Market Fund.................  8

      By Systematic Withdrawal Plan Payment Investments ....................  9

 o Choosing Between Share Classes ..........................................  9

      Class A Shares ....................................................... 10

           Discounts Available through Rights of Accumulation............... 10

           Discounts Available through Letters of Intent.................... 10

           Other ROA & LOI Conditions ...................................... 11

           Class A Sales ChargeWaivers...................................... 11

           Special Class A Sales Charge Discounts........................... 13

      Class B Shares ....................................................... 14

           Computation of Contingent Deferred Sales Charge.................. 14

           Waivers of Contingent Deferred Sales Charge ..................... 14

           Conversion to Class A Shares..................................... 15



 o Minimum Initial Investment Requirements.................................. 15

 o Additional Investments ...................................................15



HOW TO SELL SHARES

 o Redemptions From Class A Money Market Accounts .......................... 16

 o Written Redemptions ..................................................... 16

 o Telephone Redemptions ................................................... 17

 o Electronic Funds Transfer Redemptions ................................... 17

 o Systematic Withdrawals................................................... 18

 o Expedited WireRedemptions................................................ 19

 o Money Market Draft Check Redemptions .................................... 19

 o Redemptions-In-Kind ..................................................... 20

HOW TO USE OUR FREE EXCHANGE PRIVILEGE

 o Exchanges From FI Money Market Funds .................................... 20

 o Systematic Exchanges .................................................... 21

 o Other Exchange Conditions ............................................... 21

 o Telephone Exchanges ..................................................... 23

 o Written Exchanges ....................................................... 23



WHAT ARE THE FUNDS' POLICIES ON FREQUENT

TRADING .................................................................... 24



WHEN SIGNATURE GUARANTEES ARE REQUIRED...................................... 24



STATEMENTS & REPORTS

 o Transaction Confirmation Statements ..................................... 25

 o Prospectuses ............................................................ 26

 o Master Account Statements ............................................... 26

 o Annual and Semi-Annual Reports .......................................... 26



DIVIDENDS & DISTRIBUTIONS .................................................. 27



TAXES & FORMS............................................................... 28



OTHER POLICIES & SERVICES

 o Telephone Exchange & Redemption Privileges .............................. 29

 o Share Certificates ...................................................... 30

 o Name Changes ............................................................ 30

 o Transferring Ownership Of Shares ........................................ 30

 o Householding Of Disclosure Documents .................................... 31

 o Missing Or Incorrect TINs And Returned Mail ............................. 31

 o Your Privacy ............................................................ 31



CONTACT INFORMATION

 o Our Shareholder Services Department ..................................... 32

 o E-Mail. ................................................................. 33

 o Web Access. ............................................................. 33

WHO WE ARE



First Investors is a mutual fund family. We offer a wide array of stock, bond and money market funds ("FI Funds" or "Funds") that are distributed through our affiliated broker, First Investors Corporation ("FIC"). You may also purchase shares through any non-affiliated broker-dealer that has a selling agreement with FIC. We pride ourselves on providing financial services with a "personal touch."



WHEN WE ARE OPEN FOR BUSINESS



We are open for business every day the New York Stock Exchange ("NYSE") is open for regular trading ("Business Days"). The NYSE is closed on most national holidays and Good Friday.



HOW TO CONTACT US



You may call or write us at the telephone numbers or addresses set forth in

"Contact Information."



As discussed in that section of this manual, we also accept e-mail communications for limited purposes and make information available to you via our web site. We do not accept purchase, redemption, exchange or other account instructions via e-mail.



HOW FUND SHARES ARE PRICED



Each FI Fund prices its shares each Business Day. The share price is calculated as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern

Time). In the event that the NYSE closes early, the share price will be determined as of the time of the closing.



The Fund prices are generally listed later in the evening on the First Investors web site (www.firstinvestors.com). The prices for our larger Funds are also reported the next day in many newspapers.



In pricing its shares, each Fund, other than our money market funds, calculates the net asset value ("NAV") of each class of its shares separately by taking the total value of class assets, subtracting class expenses, and dividing the difference by the total number of shares in the class.



Our money market funds attempt to maintain a stable $1.00 per share for each share class by valuing their assets using the amortized cost method. The NAVs of these Funds could nevertheless decline below $1.00 per share.



The price that you will pay for a share is the NAV plus any applicable front-end sales charge (the "public offering price"). The price you receive if you redeem or exchange your shares is the NAV, however any applicable contingent deferred sales charge ("CDSC") will be deducted from the proceeds.



The processing and price date for a purchase, redemption or exchange depends upon how your order is placed (see "How To Buy Shares," "How To Sell Shares" and

"How To Use Our Free Exchange Privilege").



Special pricing procedures are employed during emergencies. For a description of these procedures, you can request, free of charge, a copy of a Statement of

Additional Information.



HOW TO OPEN AN ACCOUNT



o GENERAL CUSTOMER IDENTIFICATION REQUIREMENTS



The USA PATRIOT Act requires mutual funds, broker-dealers, and other financial institutions to obtain, verify and record information that identifies each customer who opens a new account. To comply with these requirements, we must obtain certain information about a new customer before we can open a new account for the customer, including the customer's name, residential street address,

date of birth (in the case of a natural person), social security or taxpayer identification number ("TIN"), and citizenship status.

Additional information may be required in certain circumstances.



The starting point in the process is the  completing of an account  application.

If you are opening an account  through FIC,  you must first  complete and sign a

Master  Account  Agreement  ("MAA")  unless your  account is part of a qualified group  retirement  plan.  Your  registered  representative  will  assist  you in completing the MAA,  explain our product line and services,  and help you select the right investments.  If you do not list a broker on your MAA, FIC will act as your agent.  We  recommend  that you discuss your  investment  with a registered representative before investing to ensure that your fund selection is consistent with your financial goals and objectives and tolerance for risk.



If you are opening a FI Fund account through a broker-dealer other than FIC, you will generally be required to complete a non-affiliated broker- dealer account application ("BAA") unless your account is established through Fund/SERV or

Networking. If your account is being established through Fund/SERV or

Networking, you may need to complete a BAA and other documents for certain privileges; you must contact your broker-dealer to determine which privileges are available to you. Broker- dealers that process transactions through

Fund/SERV or Networking are responsible for obtaining your permission to process transactions and for ensuring that the transactions are processed properly.



Broker-dealers may charge their customers a processing or service fee in connection with the purchase and/or redemption of fund shares. Such a fee is in addition to the fees and charges imposed by the Funds that are discussed in this manual. The amount and applicability of such a fee is determined and disclosed to customers by each individual broker-dealer. Processing or service fees typically are fixed dollar amounts and are in addition to the sales and other charges described in the prospectus and the Statement of Additional Information.

Your broker-dealer will provide you with specific information about any processing or service fees you will be charged.



As described more fully below, to satisfy the requirements of the law, we may also ask for a document that identifies the customer, such as a U.S. driver's license, passport, or state or federal government photo identification card. In the case of a customer that is an entity, we may also ask for a document that identifies the customer, such as articles of incorporation, state issued charter, excerpts from a partnership agreement or trust document, as well as information concerning the person or persons who have authority over the account.



Once we have received your application and such other information as is required, we will attempt to verify your identity using a consumer reporting agency or documentary evidence. If we are unable to verify your identity to our satisfaction, within a maximum of sixty (60) days of opening your account, we will restrict most types of investments in your account. We reserve the right to liquidate your account at the current net asset value within a maximum of ninety

(90) days of its opening if we have not been able to verify your identity. We are not responsible for any loss that may occur and we will not refund any sales charge or CDSC that you may incur as a result of our decision to liquidate an account. If we redeem your account, we reserve the right to prohibit you from opening another account.



The foregoing customer information and verification procedures are not applicable to accounts that are opened through omnibus accounts, certain other accounts as permitted by law or shareholders of the FI Funds who held accounts as of October 1, 2003, provided that we have the account holders' correct names,

addresses, social security numbers and birth dates. If existing shareholders have not provided us with such information, we may require additional information from them before we will open new fund accounts for them directly or indirectly through an exchange.



We will not require you to provide the foregoing customer information or attempt to verify your identity if your broker-dealer is opening a FI Fund account on your behalf through Fund/SERV or Networking. In such case, it is your broker-dealer's responsibility to verify your identity. However, you may be required to provide us with certain information and complete certain forms before you can execute transactions directly through us (rather than through your broker-dealer) or obtain certain privileges.



o SPECIFIC ACCOUNT REQUIREMENTS



Listed below are the account opening requirements for our most common types of accounts. After you determine the type of account you want to open and the FI

Fund(s) you want to purchase, deliver your completed MAA or BAA, supporting documentation and your check, made payable to FIC or the Fund, to your broker-dealer. Upon receipt of your properly completed paperwork, a "Customer

Account" will be opened for you. The term "Customer Account" refers to all accounts owned by the same customer. An individual and a joint account represent two different customers. Therefore, a customer who owns both individually and jointly registered accounts, will be assigned two "Customer Accounts."



A. NON-RETIREMENT ACCOUNTS



We offer a variety of "non-retirement" accounts, which is the term used to describe all accounts other than retirement accounts.



INDIVIDUAL ACCOUNTS may be opened by any adult individual who resides in the

U.S. You must certify that you are a legal resident of the Individual Accounts

U.S. on the MAA or BAA and provide us with your name, residential street address in the U.S. (Army or Fleet Post Office number are acceptable), taxpayer identification number, date of birth, citizenship status, and other such information as may be required by law. If you are not a U.S. citizen, you must also disclose your country of origin and provide an unexpired photocopy of a green card or an identification card, with a photograph, issued by the U.S.

government or a Federal or state agency.



JOINT ACCOUNTS may be opened by two or more adult individuals who reside in the

U.S. Each joint tenant must provide the same information that is required for opening an individual account and each joint tenant's personal information must be verified as required by the USA PATRIOT Act.



Joint ownership may take several forms - e.g. joint tenants with rights of survivorship, tenants in common, etc. You are responsible for verifying that the type of joint registration you select is valid in your state of residence. If you choose a tenancy in common registration and you do not provide the ownership percentage for each joint owner, the account will be divided equally. All owners of a tenancy in common account must authorize requests to process transactions.

This means that all tenants in common must sign written requests and authorize redemptions by telephone. If you choose joint tenants with rights of survivorship, in the event one tenant dies, the account automatically becomes the property of the remaining tenant(s); the account does not pass into the estate of the deceased owner. All joint tenants must sign requests to process transactions; however, telephone exchange and redemption requests are accepted from any tenant unless telephone privileges are declined. This means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give instructions to exchange or sell shares by telephone.



TRANSFER ON DEATH (TOD) ACCOUNTS are available on all FI Fund accounts in all states (unless held in an omnibus account). TOD accounts allow individual and joint tenants with rights of survivorship account owners to name one or more beneficiaries. The ownership of the account passes to the named beneficiary(ies)

in the event of the death of all account owners. To establish a TOD account, you must furnish the same information that is required to open an ordinary individual or joint account and also complete a First Investors TOD Registration

Request Form.



It is our policy to include the name of each beneficiary in the account registration. If multiple beneficiaries are named and the names do not fit in the account registration due to space limitations, the TOD designation in the registration will read "Multiple Beneficiaries on File." Confirmation regarding the beneficiary information will be sent to you.

EDUCATION SAVINGS ACCOUNTS (ESAs) may be opened for a beneficiary by his(her)

parent or guardian who resides in the U.S. These accounts allow you to accumulate assets on a tax-deferred basis to help satisfy qualified educational expenses for a Designated Beneficiary (generally, a minor child). To establish an ESA, the Responsible Individual (the parent or legal guardian) must complete an MAA or BAA and an ESA Application. If someone other than the Responsible

Individual is making the initial contribution, he or she must sign the ESA

Application as the Depositor. The Responsible Individual is considered the customer and must furnish the same information as he or she would provide for an individual account.



There is an annual custodial fee of $15 for each ESA account, irrespective of the number of Funds that are held in the account. The Funds currently pay this fee. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45) days' written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice.



GIFTS AND TRANSFERS TO MINORS ACCOUNTS may be opened for minors established under the applicable state's Uniform Gifts/Transfers to Minors Act. They are registered under the minor's social security number. We require the name,

address, date of birth, citizenship and TIN of both the minor and the custodian on the MAA or BAA.



CONSERVATORSHIP/GUARDIANSHIP ACCOUNTS may only be opened by legal representatives. To establish a conservatorship or guardianship account, you must complete an MAA or BAA and provide the name, address, date of birth,

citizenship status, and TIN of both the minor (ward) and the conservator

(guardian). In addition, you must also furnish a certified copy of the court document appointing you as the conservator/guardian and a First Investors

Acknowledgment Form.



ESTATE ACCOUNTS may be opened by completing an MAA or BAA and providing the name, address, citizenship status, date of birth and TIN of the executor

(administrator), the name of the decedent and TIN of the estate. You must also provide an original or certified copy of the death certificate, a certified copy of Letters Testamentary/Administration, and a First Investors Acknowledgment

Form.



CORPORATE ACCOUNTS may be opened for corporations that are organized in the U.S.

The entity's name, U.S. business address, and TIN must be provided on the MAA or

BAA. If we cannot verify the identity of the entity using non-documentary methods, we will require documentary proof of the existence and identity of the entity, such as a certified copy of the company's articles of incorporation signed by the secretary of the corporation, a certificate of incorporation or good standing issued by the secretary of the state, a government-issued business license, or a bank reference by a U.S. bank on the bank's letterhead. To avoid the risk that we may not be able to verify the identity of an entity by non-documentary means, we recommend that you furnish documentary proof of the entity's existence when you apply to open the account. First Investors

Certificate of Authority ("COA") is also required to identify the individuals who have authority to effect transactions in the account.



PARTNERSHIP ACCOUNTS may be opened for partnerships that are organized in the

U.S. You must provide the name of the partnership, U.S. business address, and

TIN on a completed MAA or BAA along with the pages of the partnership agreement which show the names of all partners or authorized persons who have authority to act for and on behalf of the partnership, and a completed COA to identify the persons who have authority over the account.



TRUST ACCOUNTS may be opened for trusts that are formed in the U.S. You must provide the name of the trust, its address, and TIN on a completed MAA or BAA,

along with a copy of the pages of the trust document which show the name and date of the trust, appointment of all trustees and successor trustees and their signatures and a COA to identify the persons who have authority over the account.



B. RETIREMENT ACCOUNTS



To open a retirement account, you must not only complete an application with your broker- dealer and furnish the customer identification information required for individual non- retirement accounts, but also complete a product application. Certain retirement products also require the employer to complete a form.



We offer the following types of retirement plans for individuals and employers:



INDIVIDUAL RETIREMENT ACCOUNTS including Roth, Traditional, and Conduit IRAs.



IRA FOR MINORS with earned income. A parent or legal guardian must complete the appropriate IRA Application and IRA for a Minor Child Form.



SIMPLE IRAs (SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES OF SMALL EMPLOYERS) for

employers.



SEP-IRAS (SIMPLIFIED EMPLOYEE PENSION PLANS) for small business owners or people with income from self-employment. SARSEP- IRAs (Salary Reduction Simplified

Employee Plans) can be established through trustee-totrustee transfers.



403(b)(7) accounts for employees of eligible tax-exempt organizations such as schools, hospitals and charitable organizations.



401(k) plans for employers.



MONEY PURCHASE PENSION & PROFIT SHARING (MPP/PSP) plans for sole proprietors and partnerships.



There is an annual custodial fee of $15 for each IRA, SIMPLE-IRA, SEP-IRA,

SARSEP-IRA, MPP/PSP, 401(k), and 403(b) account, irrespective of the number of

Funds that are held in the account. The Funds currently pay this fee. The Funds reserve the right to discontinue paying this fee at any time on forty-five (45)

days' written notice to account holders. In such event, the fee will be charged to account holders. The custodian also reserves the right to increase or modify the fee on prior written notice.



HOW TO BUY SHARES



o PLACING YOUR PURCHASE ORDER



Purchases may always be made by written application. Such purchases are processed when they are received in "good order" by our Edison, NJ office. To be in good order, the Fund you are purchasing must be eligible for sale in your state of residence, all required paperwork must be completed, and payment must be received. If your order is received by the close of regular trading on the

NYSE (normally 4:00 p.m. Eastern Time), it will receive that day's public offering price. This procedure applies whether your written order is given to your registered representative and transmitted to our Edison, NJ office or mailed directly by you to our Edison, NJ office.



As described more fully below, certain types of purchases can only be placed by written application. For example, purchases in connection with the opening of retirement accounts may only be made by written application. Furthermore,

rollovers of retirement accounts will be processed only when we have received both your written application and rollover proceeds. Thus, for example, if it takes thirty (30) days for another fund group to send us your retirement account proceeds, your purchase of FI Funds will not occur until we receive the proceeds.



Some types of purchases may be phoned or electronically transmitted to us via

Fund/SERV. If you place your order with your representative, your transaction will be processed at that day's public offering price provided that your order is received in our Edison, NJ office by the close of regular trading on the NYSE

(normally 4:00 p.m. Eastern Time), or by our Fund/SERV deadline for orders submitted via the Fund/SERV system. Orders received after these deadlines will be processed at the next Business Day's offering price.

If you are buying a FI Fund through a broker- dealer other than First Investors

Corporation, other requirements may apply. Consult your broker-dealer about its requirements.



All orders placed through a First Investors registered representative must be reviewed and approved by a principal of the branch office before being mailed or transmitted to the Edison, NJ office.



If there is a FI registered representative or other broker-dealer representative of record on your account, he or she will be able to obtain your account information, conduct certain transactions for your account, and also will receive copies of notifications and statements and other information about your account directly from the Fund.



It is the responsibility of your broker-dealer to forward or transmit orders to the Fund promptly and accurately. A FI Fund will not be liable for any change in the price per share due to the failure of a broker-dealer to place or pay for the order in a timely fashion. Any such disputes must be settled between you and your broker-dealer.



Each Fund reserves the right to refuse any purchase order, without prior notice.

We will not accept purchases into an account after we have been notified that the account owner is deceased in the absence of proof that the purchases are lawful.



With the exception of our money market funds, each FI Fund is designed for long-term investment purposes. It is not intended to provide a vehicle for short-term market timing. As described more fully in our policy on frequent trading (see "What Are The Funds' Policies On Frequent Trading"), it is our

policy to refuse to accept purchase orders from investors who we believe intend to engage in short-term market timing transactions. We monitor purchase orders in an effort to enforce this policy. However, we cannot guarantee that our monitoring efforts will be effective in identifying or preventing all short-term market timing activity. Short-term market timing may adversely affect performance of a Fund for long- term shareholders.



o PAYING FOR YOUR ORDER



Payment is due within three (3) Business Days of placing an order or the trade may be cancelled. (In such event, you will be liable for any loss resulting from the cancellation.) To avoid cancellation of your order, you may open a money market account and use it to pay for subsequent purchases.



Purchases made pursuant to our Automatic Investment Programs are processed as follows:



o    Money Line investments are processed on the date you select on your application (or the Business Day following a weekend or holiday); and



o    Automatic Payroll Investments are processed on the date that we receive funds from your employer.



We accept the following forms of payment in U.S. funds:



o    Checks drawn on U.S. banks (including subsidiaries of U.S. banks) payable to FIC;



o    Money Line and Automatic Payroll Investment electronic funds transfers;



o    Federal Funds wire transfers;



o    ACH transfers; and



o    Proceeds from a redemption of your FI money market fund account (for orders placed by your representative or broker-dealer).



We DO NOT accept:



o    Third Party Checks;

o    Traveler's Checks;

o    Checks drawn on foreign banks;

o    Money Orders;

o    Cash;

o    Post Dated Personal Checks; and

o    Starter Checks (checks without a pre-printed customer name) or Second Party

     Checks except from financial institutions and customers who have active FI

     Fund accounts which have been in existence for at least three (3) months.



BY CHECK



You can send us a check for purchases under $500,000. If you are opening a new

FI Fund account, your check must meet the FI Fund minimum (see "Minimum Initial

Investment Requirements"). When making purchases to an existing account, include your FI Fund account number on your check. Investments of $500,000 or more must be made via Federal Funds wire transfer, unless we are contacted in advance and agree to waive this requirement.



BY MONEY LINE



With our Money Line program, you can invest in a FI Fund account with as little as $50 a month or $600 each year by transferring funds electronically from your bank account. You can invest up to $25,000 a month per fund account through

Money Line.



You select the investment amount and frequency that is best for you (bi-weekly,

semi-monthly, monthly, quarterly, semi-annually, annually, or the last day of the month).



The Money Line investment date you select is the date on which shares will be purchased. If the investment date falls on a weekend or holiday, shares will be purchased on the next Business Day. THE PROCEEDS MUST BE AVAILABLE IN YOUR BANK

ACCOUNT TWO (2) BUSINESS DAYS PRIOR TO THE INVESTMENT DATE.



Money Line service is prohibited on FI Fund accounts with foreign addresses.



How To Apply for Money Line:



1: Complete the Electronic Funds Transfer ("EFT") section of the application and provide complete bank account information. Attach a pre-printed voided check,

pre-printed deposit slip or account statement. All shareholders and all bank account owners must sign the application when the bank and mutual fund account owners are not identical. All signatures must be guaranteed. (PLEASE ALLOW AT

LEAST TEN (10) BUSINESS DAYS FOR INITIAL PROCESSING.)



2: Complete the Money Line section of the application to specify the amount,

frequency and beginning date of the investments. (PLEASE ALLOW AT LEAST TEN (10)

BUSINESS DAYS FOR INITIAL PROCESSING.)



3: Submit the paperwork to your registered representative or:



For Overnight Mail, send it to:



    Administrative Data Management Corp.

    Raritan Plaza I, 8th Floor

    Edison, NJ 08837-3620



For Regular Mail, send it to:



    Administrative Data Management Corp.

    P.O. Box 7837

    Edison, NJ 08818-7837



How To Change Money Line:



To change investment amounts, reallocate, suspend or cancel Money Line, you must notify us at least five (5) Business Days prior to the investment date. A Money

Line payment may be suspended for up to six (6) consecutive months. Once the suspension time is expired the Money Line will automatically begin on the next scheduled date without written notification to you.



You may write or call Shareholder Services at 1 (800) 423-4026 to:



o    Discontinue, or suspend for up to six (6) months, your Money Line service;



o    Decrease the payment to the minimum amount of $50 per month; and



o    Change the date or frequency of the Money Line payment without increasing the total dollar amount.



In addition, provided that you have telephone exchange and redemption privileges, you may telephone us to:



o    Reallocate Money Line to a new or existing account with the same registration; and



o    Increase your total Money Line payment by a maximum of $36,000 per customer per year using any frequency provided the bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations are different.



For all other changes, you must submit a signature guaranteed written request to

Administrative Data Management Corp. To change from one bank to another or change your bank account number you must also complete and return a new Money

Line application, and attach a pre-printed voided check, pre-printed deposit slip or account statement. Allow at least ten (10) Business Days for the change to become effective.



Money Line service will be cancelled upon notification that all fund account owners are deceased. We reserve the right to liquidate your account upon sixty

(60) days' notice if you cancel the Money Line prior to meeting the minimum initial investment of the fund.



BY AUTOMATIC PAYROLL INVESTMENT



With our Automatic Payroll Investment ("API") service you can systematically purchase shares by payroll deduction with as little as $50 a month or $600 each year. To participate, your employer must offer direct deposit and permit you to electronically transfer a portion of your salary to your account. Contact your company payroll department to authorize the payroll deductions. If not available, you may consider our Money Line program.



Shares purchased through API are purchased on the day the electronic transfer is received by the Fund.



How To Apply for API:



1: Complete an API Application.



2: Complete an API Authorization Form.



3: Complete the government's Direct Deposit Sign-up Form if you are receiving a government payment.



4: Submit the paperwork to your registered representative or:



For Overnight Mail, send it to:



    Administrative Data Management Corp.

    Raritan Plaza I, 8th Floor

    Edison, NJ 08837-3620



For Regular Mail, send it to:



    Administrative Data Management Corp.

    P.O. Box 7837

    Edison, NJ 08818-7837



BY FEDERAL FUNDS WIRE TRANSFER



You may purchase shares via a Federal Funds wire transfer from your bank account into your existing FI Fund account. Investments of $500,000 or more must be purchased by a Federal Funds wire unless we agree in advance to waive this requirement. Each incoming Federal Funds wire transfer initiated outside the

U.S. will be subject to a $20 fee.



To wire funds to an existing FI Fund account, you must call 1(800)423-4026 and provide us with the Federal Funds wire reference number, amount of the wire, and the existing account number(s) to be credited. To receive credit for the wire on the same day as it is received, the above information must be given to us beforehand and we must receive the wire by:



o    12:00 p.m. Eastern Time for money market funds; and



o    the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time)

     for all the other FI Funds.



If we receive a wire and you have not given us proper notification beforehand,

your purchase will not occur until we receive all the required information. For information about when you start earning dividends, please see "Dividends &

Distributions." Call Shareholder Services at 1(800)423-4026 for wiring instructions.



BY SYSTEMATIC INVESTMENTS FROM YOUR MONEY MARKET FUND



You can invest systematically from one of your FI money market funds in shares of another FI Fund account by completing a Systematic Investment Form. Your FI money market fund shares will generally be redeemed on the same day as the purchase of the other FI Fund account. If on your scheduled systematic investment date, your money market shares are eligible for free exchange, your systematic investment will be made at NAV. (See "How To Use Our Free Exchange

Privilege.") If shares are being invested in a different Customer Account, the investment will be made at the public offering price (which includes the applicable sales charge ) and all owners of the account from which shares are being redeemed must authorize the systematic investment and have their signatures guaranteed. When you are investing into a new FI Fund account, you must invest at least $600 a year. The Systematic Investments may be made on a monthly, quarterly, semi-annual, or annual basis.

Systematic Investments are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.



BY SYSTEMATIC WITHDRAWAL PLAN PAYMENT INVESTMENTS



You can invest Systematic Withdrawal Plan payments (see "How To Sell Shares")

from one FI Fund account in shares of another FI Fund account in the same class of shares for the same Customer Account. In such case, payments are invested without a sales charge (except for payments attributable to Class A shares subject to a CDSC that are being invested into the First Investors Cash

Management or Tax-Exempt Money Market Funds). You may also invest Systematic

Withdrawal Plan payments from one FI Fund account in the same class of shares for a different Customer Account at the public offering price (which includes the applicable sales charge). If payments are invested into the First Investors

Cash Management or Tax-Exempt Money Market Funds of a different Customer

Account, they are not eligible for the free-exchange back to a load fund. (See

"How To Use Our Free Exchange Privilege".) In either case:



o    You must invest at least $600 a year when investing into a new FI Fund account; and



o    You can invest on a monthly, quarterly, semi-annual, or annual basis.



Systematic Withdrawal Plan payment investments are suspended upon notification that all account owners are deceased. Service will recommence upon receipt of written alternative payment instructions and other required documents from the decedent's legal representative.



o CHOOSING BETWEEN SHARE CLASSES



All FI Funds are available in Class A and Class B shares. It's very important to specify which class of shares you wish to purchase when you open a new account.

FI Fund account applications have a place to designate your selection. If you do not specify which class of shares you want to purchase, Class A shares will automatically be purchased. Direct purchases into Class B share money market accounts are not accepted. Class B money market fund shares may only be acquired through an exchange from another Class B share account or through Class B share distribution cross- investment.



Each class of shares has its own cost structure. Class A shares have a front-end sales charge. Class B shares may have a CDSC. While both classes have a Rule

12b-1 fee, the fee on Class B shares is generally higher. As a result, different classes of shares in the same FI Fund generally have different prices. The principal advantages of Class A shares are that they have lower overall expenses, quantity discounts on sales charges, and certain account privileges that are not offered on Class B shares. The principal advantage of Class B shares is that all your money is put to work from the outset.



Because of the lower overall expenses on Class A shares, we recommend Class A shares for purchases of $100,000 or more in the aggregate (based upon your holdings in all of our Funds). We will not accept a purchase order for Class B shares of $100,000 or more for a single fund account, unless we are contacted before the order is placed and we agree to accept it. This policy applies to omnibus accounts as well as individual accounts. For investments of less than

$100,000, the class that is best for you depends upon the amount you invest,

your time horizon, and your preference for paying the sales charge initially or later. If you fail to tell us what class of shares you want, we will purchase

Class A shares for you.



Your broker-dealer may have policies with respect to Class B shares that are more restrictive than those of our Funds. You should also be aware that we are not able to monitor purchases that are made through an omnibus account. In such case, it is the responsibility of the broker-dealer to observe our $100,000 limit.

CLASS A SHARES



When you buy Class A shares, you pay the offering price - the net asset value of the FI Fund plus a front-end sales charge. The front-end sales charge declines with larger investments.



--------------------------------------------------------------------------------

CLASS A SALES CHARGES

--------------------------------------------------------------------------------

                                    AS A % OF               AS A % OF YOUR

      YOUR INVESTMENT               OFFERING PRICE*         INVESTMENT*

    less than $100,000                  5.75%                   6.10%

    $100,000 - $249,999                 4.50%                   4.71%

    $250,000 - $499,999                 3.50%                   3.63%

    $500,000 - $999,999                 2.50%                   2.56%

    $1,000,000 or more                     0%**                    0%**



* Due to rounding of numbers in calculating a sales charge, you may pay more or less than what is shown above.



** If you invest $1,000,000 or more, you will not pay a front-end sales charge.

However, if you make such an investment and then sell your shares within 24 months of purchase, you will pay a CDSC of 1.00%. As described below, a CDSC of

1.00% may also be imposed on redemptions of Class A shares that are purchased without a front-end sales charge pursuant to a sales charge waiver privilege. As also described below, any applicable CDSC may be waived under certain circumstances.

--------------------------------------------------------------------------------



================================================================================



As discussed below, we offer several ways in which you may qualify for a sales charge discount or waiver. If you qualify for a sales charge discount or waiver,

you must ensure that your broker- dealer knows this. If you are purchasing shares through an omnibus account with a broker- dealer, we will not be aware that you are entitled to a discount or waiver. It is the responsibility of your broker-dealer to advise us of any discount or waiver that you qualify for at the time the purchase order is placed. If you are sending us money directly, include a written statement with your check explaining which privilege applies. If you fail to advise your broker-dealer or us that you are eligible for a discount or waiver, you may not receive the reduction or waiver.



DISCOUNTS AVAILABLE THROUGH RIGHTS OF ACCUMULATION



You may qualify for a Class A share sales charge discount under our Rights of

Accumulation ("ROA") policy. If you already own shares of FI Funds, you are entitled to add the current values of those shares (measured by the current offering price) to your purchase in computing your sales charge (Class A shares of our money market funds are not included if they have been purchased directly without a sales charge, and shares held in a qualified group plan are not included). For example, if you already own shares of First Investors Funds valued at $100,000 based on the current offering price, your current purchase of

$10,000 is entitled to the $100,000 sales charge discount.



In computing your sales charge discount level, you are also entitled to receive credit for the current values of FI Fund shares held in the accounts of other shareholders whose accounts are registered under your address of record (i.e.,

your mailing address on your account) and are serviced by your broker-dealer firm ("Eligible Accounts"). For example, you are entitled to combine the current values of all First Investors Fund shares (measured by the current offering price) owned by you, your spouse, your children, and any other individuals as long as you all share the same address of record and are serviced by the same broker-dealer firm.



DISCOUNTS AVAILABLE THROUGH LETTERS OF INTENT



You can also qualify for a sales charge discount by signing a non-binding letter of intent ("LOI") to purchase a specific dollar amount of shares within 13 months. For example, your current purchase of $10,000 will be processed at the

$100,000 sales charge discount level if you sign an LOI for $100,000. You can include all persons who share your address of record and who currently have or will open an FI account with your broker-dealer during the period of the LOI.

You must use our LOI Agreement Form to designate the additional persons you wish to cover (if any) and the amount of your LOI. Once an LOI is established, it cannot be amended to add persons who were not specified initially nor can an LOI be "back-dated" to cover prior purchases.

You are not legally required to complete the LOI. However, if you fail to do so,

your share balance will be reduced to reflect the appropriate sales charge without the LOI. Once an LOI is established, a change of legal ownership of the account to someone else in the LOI group or a change of address will not affect the LOI. However, a change of broker-dealer or a full or partial transfer of ownership of a covered account to someone outside the LOI group will terminate the LOI. If two or more customers are covered by an LOI and one customer changes the broker-dealer on his or her account or transfers a covered account to someone outside of the LOI group, before the LOI is complete, the LOI will be terminated on all customers' accounts and the sales charges on all purchases made under the LOI will be adjusted.



By purchasing under an LOI, you agree to the following:



o    You authorize First Investors to reserve 5% of the shares held under an LOI in escrowed shares until the LOI is completed or is terminated;



o    You authorize First Investors to sell any or all of the escrowed shares to satisfy any additional sales charges owed if the LOI is not fulfilled or is terminated; and



o    Although you may exchange all your shares among the FI Funds, you may not sell the reserve shares held in escrow until you fulfill the LOI or pay the higher sales charge.



OTHER ROA & LOI CONDITIONS



For purposes of shareholders who invest through a broker-dealer, your address of record with your broker-dealer is considered your address of record for ROA purposes. To ensure that you receive the proper sales charge, you must advise your broker-dealer of all Eligible Accounts that can be aggregated with your own accounts for ROA purposes as well as your desire to enter into an LOI (if applicable). In addition, we or your broker-dealer may also ask you to provide account records, statements or other information related to all Eligible

Accounts. You should be aware that we are not able to monitor purchases that are made through an omnibus account. Your broker-dealer is responsible for processing your order at the correct discount level and for offering you the opportunity to enter into an LOI.



Investments in 401(k) plans and other qualified group  retirement  plans are not considered for purposes of ROA or LOI discounts.



Accounts maintained for the same customer with different broker-dealers of record and/or different addresses will not be combined for discount purposes and will be recorded under separate customer account numbers.



If you reside in an apartment, office, or similar multi-tenant building, your address of record for discount purposes includes your individual unit numbers or designations. Thus, the accounts of shareholders who reside in different apartments, office suites, or units within the same building will not be combined for discount purposes.



Purchases made pursuant to the reinstatement privilege do not count toward the completion of an LOI.



CLASS A SALES CHARGE WAIVERS



Class A Shares May be Purchased Without a Sales Charge:



1: By a current registered representative, employee, officer, director, or trustee of the Funds, FIC, or their affiliates ("FI Associate"), the spouse,

children and grandchildren of such FI Associate provided that they reside at the same address and they maintain their account at FIC ("Eligible Relatives"), and any other person who maintains an account that has been coded as an associate account since January 30, 2004. The accounts of such persons are referred to as

"Associate Accounts."



2: By a former FI Associate or former or current Eligible Relative thereof provided that such person (a) already owns an Associate Account, or (b) is rolling over the proceeds from a FI 401(k) or FI Profit Sharing Plan account into a FI Fund account.



3: By an employee of a subadvisor of a FI Fund who is identified in the prospectus as a portfolio manager of the Fund.

4: When Class A share fund dividends and distributions are reinvested in Class A shares of the same or a different FI Fund account within the same Customer

Account.



5: When Class A shares are free-exchanged into Class A shares of a different fund account within the same Customer Account.



6: When Class A share systematic withdrawal plan payments from one FI Fund,

other than a FI money market fund, account are automatically invested into shares of another FI Fund account in the same class of shares for the same

Customer Account. Class A shares of a FI money market fund account may be automatically invested into shares of another FI Fund account in the same class of shares for the same Customer Account at NAV if the customer is eligible for the free exchange privilege. When Class A share systematic withdrawal plan payments from one Customer Account are automatically invested into Class A shares of a different Customer Account if the systematic payments between the two accounts were authorized to be made without a sales charge pursuant to an arrangement that existed prior to October 3, 2005.



7: When loan repayments are reinvested in Class A shares, provided the loan was made against an account originally subject to a

sales charge.



8: When a qualified group retirement plan (e.g., 401(k), money purchase pension,

or profit sharing plan) is reinvesting redemption proceeds back into the same plans from another fund on which a sales charge or CDSC was paid.*



9: By a qualified group retirement plan with 100 or more eligible employees or

$1,000,000 or more in assets.*



10: In amounts of $1 million or more.*



11: By individuals under a LOI or ROA of $1 million or more.*



12: When a customer who is at least age 70-1/2 authorizes a distribution from a

FI retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A Money Market shares only to the extent that a sales charge had been paid. If the proceeds are directed to a joint account, a signature guarantee must be provided.



13: When a customer requests the removal of an overcontribution made to a FI retirement account and directs the proceeds to be invested into an account the customer owns individually or jointly provided both accounts have the same broker-dealer and address of record. This waiver applies to Class A Money Market shares only to the extent that a sales charge had been paid. If the proceeds are directed to a joint account, a signature guarantee must be provided.



14: When you are reinvesting into a load fund, within the same Customer Account,

proceeds of a redemption from a FI load fund that was made within the prior six

(6) months, from Class A shares of a FI Fund, on which you paid a front end sales charge, the ("reinstatement privilege").



If you are opening or reactivating an account, your investment must meet the fund's minimum investment policy. This privilege does not apply to:



     o    Systematic withdrawal amounts which are subsequently reinvested;



     o    Automated payments such as Money Line and API;



     o    Automated contributions to 403(b), SEPIRA, SIMPLE-IRA or SARSEP-IRA accounts;



     o    Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for NAV is less than $100; or



     o    Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.



You must notify us in writing that you are eligible for the reinstatement privilege.



* FOR ITEMS 8 THROUGH 11 ABOVE, A CDSC OF 1.00% WILL BE DEDUCTED FROM SHARES

WHICH ARE REDEEMED WITHIN 24 MONTHS OF PURCHASE.



Investments  through 401(k) plans and other qualified group retirement plans are not counted for determining  the ROA discounts of individual  investments in the

Funds.



Include a written statement with your purchase order explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver. If your broker is placing a trade which is entitled to be reinstated at NAV, it is the broker's responsibility to notify us and to place the trade at NAV.



By agreement with us, a sponsor of a governmental  retirement  plan described in

Section 457 of the Internal Revenue Code ("Eligible 457 plan") may elect for the plan not to be treated as a qualified group  retirement plan for purposes of our

ROA,  LOI,  and  sales  charge  waiver  and  discount  policies.  Under  such an agreement,  we will establish a separate Custormer account for each Eligible 457 plan  participant  who  invests in the Funds,  register  the  account  under the participant's  address  of  record,  and  treat  such  account  as if it were an individual  account.  Thus, each Eligible 457 plan participant will pay the same sales charge on linvestmenmts in the Funds through the plan that he or she would pay if the investments had been made in the participant's individual account.



SPECIAL CLASS A SALES CHARGE DISCOUNTS



Sales Charges on Class A Shares May be Reduced for:



1: A qualified group retirement plan with 99 or fewer eligible employees. The initial sales charge is reduced to 3.00% of the offering price.



2: Certain unit trust holders ("unitholders") whose trust sponsors have made special arrangements with First Investors for a sales charge discount.

Unitholders of various series of New York Insured Municipal-Income Trust sponsored by Van Kampen Merrit, Inc., unitholders of various series of the

Multistate Tax Exempt Trust sponsored by Advest Inc., and Municipal Insured

National Trust, may buy Class A shares of a FI Fund with unit distributions at the net asset value plus a sales charge of 1.5%.



3: If you own Class A shares of FI Blue Chip or FI Fund for Income that are attributable to your investment in our Executive Investors Blue Chip or High

Yield Fund and you have owned these shares continuously since March 13, 2000, or if you have continuously owned Class A shares of Insured Tax Exempt Fund II since December 17, 2000, you are entitled to the following special sales charge rate on additional investments in those funds: a sales charge (expressed as a percentage of offering price) of 4.75% on investments less than $100,000; 3.90%

on investments of $100,000-$249,000; 2.90% on investments of $250,000-$499,999;

and 2.40% on investments of $500,000-$999,999.



Unitholders of various tax-exempt trusts, other than the New York Trust,

sponsored by Van Kampen Merritt Inc. may buy Class A shares of a FI Fund with unit distributions at the net asset value plus a sales charge of 1%.

CLASS B SHARES



Class B shares are sold without an initial sales charge, putting all your money to work for you immediately. If you redeem Class B shares within six (6) years of purchase, a CDSC will be imposed. The CDSC declines from 4% to 0% over a six

(6) year period, as shown in the chart below.



--------------------------------------------------------------------------------

CLASS B SALES CHARGES

--------------------------------------------------------------------------------

YEAR OF REDEMPTION              CDSC AS A PERCENTAGE OF PURCHASE OR

                                        NAV AT REDEMPTION



Within the 1st or 2nd year                      4%

Within the 3rd or 4th year                      3%

In the 5th year                                 2%

In the 6th year                                 1%

Within the 7th year and 8th year                0

--------------------------------------------------------------------------------



COMPUTATION OF CONTINGENT DEFERRED SALES CHARGES:



If Class A or Class B shares redeemed are subject to a CDSC, the CDSC will be based on the lesser of the original purchase price or redemption price. There is no CDSC on shares acquired through dividend and capital gains reinvestment. We call these "free shares."



Anytime you sell shares that were purchased with a CDSC, your shares will be redeemed in the following manner:



FIRST- Shares representing dividends and capital gains;

SECOND- Shares on which the CDSC has expired; and

THIRD- Shares held the longest.



For purposes of calculating the CDSC, all purchases made during the calendar month are deemed to have been made on the first business day of the month at the average cost of the shares purchased during that period.



WAIVERS OF CONTINGENT DEFERRED SALES CHARGES



Any CDSC on Class A and Class B shares does not apply to:



1: Appreciation on redeemed shares above their original purchase price and shares acquired through dividend or capital gains distributions.



2: Redemptions of shares following the death or disability (as defined in

Section 72(m)(7) of the Internal Revenue Code) of an account owner (or in the case of joint accounts, the death of the last surviving joint owner), provided that in the case of disability the shares must have been purchased prior to the disability and the redemptions must be made within one (1) year of the disability. Proof of death or disability is required.



3: Distributions from employee benefit plans due to plan termination.



4: Redemptions to remove an excess contribution from an IRA or qualified retirement plan.



5: Annual redemptions of up to 8% of your account's value redeemed by a

Systematic Withdrawal Plan. Free shares not subject to a CDSC will be redeemed first and will count towards the 8% limit.



6: Redemptions by the Fund when the account

falls below the minimum.



7: Redemptions to pay account fees.



8: Required minimum distributions upon reaching required minimum age 701/2 provided you notify us about the required minimum distribution and you have held the shares for at least three (3) years.



If you reinvest into a load fund within the same Customer Account with proceeds from a redemption within the prior six (6) months of Class A or B shares on which you paid a CDSC and you notify us in writing of your desire to reinvest the amount, you will be credited, in additional shares, for any CDSC that you paid, the ("reinstatement privilege"). If you are reinvesting only a portion of your redemption, you only will be credited with a prorated percentage of any

CDSC that you paid. If you are opening or reactivating an account, your investment must meet the fund's minimum investment policy. This privilege does not apply to:



o    Systematic withdrawal amounts which are subsequently reinvested;

o    Automated payments such as Money Line and API;



o    Contributions to 403(b), SEP-IRA, SIMPLEIRA or SARSEP-IRA accounts;



o    Investments made through your representative or broker-dealer over the phone if the amount of the investment that is eligible for the free exchange is less than $100; or



o    Accounts that are redeemed after ninety (90) days due to a client not verifying his or her identity to our satisfaction.



Include a written statement with your redemption request explaining which exemption applies. If you do not include this statement we cannot guarantee that you will receive the waiver.



CONVERSION TO CLASS A SHARES:



Class B shares, and the dividend and distribution shares they earn,

automatically convert to Class A shares after eight (8) years, reducing future annual expenses.



1: Conversions will be made into existing Class A share fund accounts provided the accounts have identical ownership and the same broker-dealer. If you do not own an identically registered Class A share fund account with the same broker-dealer, a new Class A share fund account will be established.



2: All automated payments including Money Line, Automatic Payroll Investment,

and other regularly scheduled retirement investment programs, will continue to be invested into the Class B share fund account after the initial conversion.



3: Systematic withdrawals and required minimum distributions will continue to be made from the Class B share fund account after the initial conversion provided there are a sufficient number of Class B shares. If the Class B share account has insufficient shares to satisfy a scheduled distribution, ADM will contact the shareholder for further instruction. The systematic withdrawal programs and required minimum distributions will move to Class A share fund accounts if the conversion closes the Class B share fund account.



4: If dividends and/or capital gains from a Class B share fund account are cross-reinvested into another Class B share fund, the service will remain in effect on the source account after the conversion provided shares remain in the source account. The cross-reinvestment option will not automatically move to

Class A share fund accounts. Dividends and capital gains earned on Class A shares purchased as a result of the conversion will be reinvested.



5: Duplicate statements and secondary addresses (for checks), if any, that have been authorized on Class B share fund accounts will also be assigned to the new

Class A share fund accounts.



o MINIMUM INITIAL INVESTMENT REQUIREMENTS



Your initial investment in a non-retirement or ESA fund account may be as little as $1,000. You can open a First Investors Traditional IRA or Roth IRA with as little as $500. Other retirement accounts may have lower initial investment requirements at the Fund's discretion. These minimums are waived if you use one of our Automatic Investment Programs (see "Paying For Your Order"). As described in the prospectuses of the Funds, we reserve the right to impose fees of $25 per fund account on accounts with balances that are below the minimum account requirements or to close accounts without your consent on sixty (60) days' prior notice.



o ADDITIONAL INVESTMENTS



Once you have established an account, you generally can add to it through your registered representative or by sending us a check directly with a payment stub or written instructions. Remember to include your FI Fund account number on your check made payable to FIC or the Fund. There is no minimum requirement on additional purchases made via a check and written instructions into existing FI

Fund accounts. There is a $1,000 minimum on purchases made through your representative over the phone. There is also a minimum amount of $100 for purchases your broker- dealer may place through Fund/SERV.

For Overnight Mail, send checks to:



    First Investors Corporation

    Attn: Dept. CP

    Raritan Plaza I, 8th Floor

    Edison, NJ 08837-3620



For Regular Mail, send checks to:



    First Investors Corporation

    Attn: Dept. CP

    P.O. Box 7837

    Edison, NJ 08818-7837





HOW TO SELL SHARES



You can sell your shares on any  Business  Day. In the mutual fund  industry,  a sale is referred  to as a  "redemption."  The  various  ways you can redeem your shares are discussed below. If your shares are held in an omnibus account, these procedures  are not  applicable.  You can only redeem such shares  through  your broker-dealer.  Please consult with your  broker-dealer for their  requirements.

Your redemption order will be processed at that day's price (less any applicable

CDSC) provided that it is received in good order in our Edison, NJ office by the close of regular  trading on the NYSE, or by our  Fund/SERV  deadline for orders that  are  submitted  via  the  Fund/SERV  system.  It is  your  broker-dealer's responsibility  to promptly  transmit  orders to us. Special rules also apply to redemptions  from 401(k) and other qualified group retirement  accounts;  we can only accept  redemption  instructions  from the plan  trustee or  administrator.

Please consult your plan trustee or administrator for its procedures.



Payment of redemption proceeds generally will be made within seven (7) days of receipt of your order. If the shares being redeemed were recently purchased by check or electronic funds transfer, payment may be delayed to verify that the check or electronic funds transfer has been honored, which may take up to fifteen (15) days from the date of purchase. Unless you have declined telephone privileges, most non- retirement account and certain retirement account redemptions can be made by phone by you or your registered representative.

Shareholders may not redeem shares by electronic funds transfer unless the shares have been owned for at least fifteen (15) days.



Redemptions of shares are not subject to the fifteen (15) day verification period if the shares were purchased via:



o    Automatic Payroll Investment;



o    FIC registered representative payroll checks;



o    Checks issued by First Investors Life Insurance Company, FIC or ADM;



o    Checks issued through FI General Securities Unit;



o    Federal Funds wire payments.



For trusts, estates, attorneys-in-fact, corpora tions, partnerships, and other entities, additional documents are required to redeem shares unless they are already on file.





o REDEMPTIONS FROM CLASS A MONEY MARKET ACCOUNTS



Shares of money market funds will be redeemed in the following order:



o    shares purchased directly;



o    shares eligible for free-exchange back to a load fund.



o WRITTEN REDEMPTIONS



A written redemption request will be processed when received in our Edison, NJ office provided it is in good order.



If we receive your written redemption request in good order in our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern

Time), you will receive that day's price (less any applicable CDSC) for your shares.



If your redemption request is not in good order or information is missing, we will seek additional information and process the redemption on the Business Day we receive such information.



To be considered in good order written requests must include:



1: The name of the FI Fund;



2: Your account number;



3: The dollar amount, number of shares or percentage of the account you want to redeem;

4: Share certificates (if they were issued to you);



5: Original signatures of all owners exactly as your account is registered or authorized signer(s) as indicated in supporting documentation;



6: Signature guarantees, if required (see "When Signature Guarantees Are

Required");



7: Appropriate distribution form for retirement accounts and ESA accounts; and



8: Other supporting documentation, as required.



If we are being asked to redeem a retirement account and transfer the proceeds to another financial institution, we may also require a Letter of Acceptance from the successor custodian before we effect the redemption.



For your protection, the Fund reserves the right to require additional supporting legal documentation and to require all paperwork to be dated within sixty (60) days.



For Overnight Mail, send written redemption requests to:



    Administrative Data Management Corp.

    Raritan Plaza I, 8th Flr

    Edison, NJ 08837-3620



For Regular Mail, send written redemption requests to:



    Administrative Data Management Corp.

    P.O. Box 7837

    Edison, NJ 08818-7837



o TELEPHONE REDEMPTIONS



Subject to the conditions listed under the "Telephone Exchange and Redemption

Privileges" section, you, your registered representative or any authorized person may redeem shares held in non-retirement accounts and certain retirement accounts, by calling our Special Services Department at 1 (800) 3426221 from

9:00 a.m. to 5:00 p.m. Eastern Time, on any Business Day provided:



1: Telephone privileges are available for your account registration;



2: For tenancy in common registrations all owners must authorize the redemption by telephone;



3: You do not hold share certificates (issued shares);



4: The redemption is (a) made payable to the registered owner(s) and mailed to the address of record (which cannot have been changed within the past sixty (60)

days without a signature guaranteed request signed by all owners) or, (b)

electronically transferred by ACH to a predesignated account;



5: The redemption amount is $100,000 or less; and



6: The redemption amount, combined with the amount of all telephone redemptions under the same fund account, made within the previous thirty (30) days does not exceed $200,000



As discussed in "Telephone Exchange and Redemption Privileges," telephone redemption privileges are not available for certain types of accounts. If you do not have telephone redemption privileges for an account or the other conditions for a particular redemption request are not met, we will not accept telephone instructions from you or your representative. Your instructions must be submitted to us in writing in accordance with the procedures outlined in

"Written Redemptions."



If you place your redemption request with our Special Services Department at

1(800) 342-6221 by the close of regular trading on the NYSE (normally 4:00 p.m.

Eastern Time) on any Business Day, it will be processed at that day's price

(less any applicable CDSC). If you place your order with your representative, it will also be processed at that day's price (less any applicable CDSC) provided that your order is received by our Special Services Department by the close of trading on the NYSE. If we receive your order after the close of regular trading on the NYSE, it will be processed on the following Business Day at that day's price (less any applicable CDSC).



o ELECTRONIC FUNDS TRANSFER REDEMPTIONS



Electronic Funds Transfer ("EFT") redemptions allow you to redeem shares and electronically transfer proceeds to your bank account. EFT redemptions are not available on ESA accounts.

You must enroll in the Electronic Funds Transfer service and provide complete bank account information before using the privilege. All shareholders and all bank account owners must sign the application and have their signatures guaranteed. Please allow at least ten (10) Business Days for initial processing.

We will send any proceeds during the processing period by check to your address of record. Call your registered representative or Shareholder Services at 1

(800) 423-4026 for an application.



You may call Shareholder Services or send written instructions to Administrative

Data Management Corp. to request an EFT redemption of shares which have been held at least fifteen (15) days. Each EFT redemption:



1: Must be electronically transferred to your pre-designated bank account;



2: Must be at least $500 per fund account;



3: Cannot exceed $250,000 per customer per day.



If your redemption does not qualify for an EFT redemption, your redemption proceeds will be mailed to your address of record.



The Electronic Funds Transfer service may also be used to purchase shares (see

"Money Line") and transfer systematic withdrawal payments (see "Systematic

Withdrawal Plan Payment Investments") and both dividend and capital gain distributions to your bank account.



o SYSTEMATIC WITHDRAWALS



Our Systematic Withdrawal Plan allows you to redeem a specific dollar amount,

number of shares, or percentage from your account on a regular basis. We reserve the right to only send your payments to a U.S. address. They can be mailed to you or a pre-authorized payee by check or transferred to your bank account electronically (if you have enrolled in the EFT service).



You can receive payments on a monthly, quarterly, semi-annual, or annual basis.

Your account must have a value of at least $5,000 in non-certificated shares

("unissued shares"). The $5,000 minimum account balance is waived for required minimum distributions from retirement plan accounts, payments to First Investors

Life Insurance Company, and systematic investments into another eligible fund account. The minimum Systematic Withdrawal Plan payment is $50 (waived for

Required Minimum Distributions on retirement accounts or FIL premium payments).



We reserve the right to limit the number of systematic withdrawals that may be established on any one account. Upon receipt of a systematic withdrawal request we will reinvest dividend and capital gain distributions previously paid in cash, unless we are notified otherwise at the time of request.



Systematic withdrawals in excess of the dividends and distributions paid by a

Fund will reduce and possibly exhaust your invested principal, especially in the event of a market decline. You should not assume that the value of your Fund shares will appreciate enough to cover withdrawals. Systematic payments are not eligible for the reinstatement privilege. Therefore, if you are making systematic payments while also taking systematic withdrawals, you will incur unnecessary sales charges. You may also be unable to deduct any capital losses for income tax purposes because of the wash sale rules.



You should avoid making investments in FI Funds at the same time that you are taking systematic withdrawals, unless your investments can be made without paying a sales charge. Buying shares on which a sales charge is imposed during the same period as you are selling shares is not advantageous to you because you will be incurring unnecessary sales charges and may not be able to deduct any capital losses because of wash sale rules.



If you own shares that are subject to a CDSC, you may establish a Systematic

Withdrawal Plan and redeem up to 8% of the value of your account annually without paying a CDSC. If you own shares that are subject to a CDSC in a retirement account and if your Required Minimum Distribution exceeds the 8%

limit, the applicable CDSC will be charged if the additional shares were held less than three (3) years.

To establish a Systematic Withdrawal Plan, complete the appropriate section of the account application or contact your registered representative or call

Shareholder Services at 1 (800) 423-4026.



o EXPEDITED WIRE REDEMPTIONS (CLASS A MONEY MARKET FUNDS ONLY)



Enroll in our Expedited Redemption service to wire proceeds via Federal Funds from your Class A FI money market account to a bank account you designate. To do so, complete a Mutual Fund Privilege Application. The bank must be a member of the Federal Reserve System. Expedited wire redemption privileges may be established to wire proceeds to a foreign bank account provided the bank account is registered to the same owner as the mutual fund account. ESAs are not eligible. In addition, shares must be owned for at least fifteen (15) days to be eligible for expedited redemption. Call Shareholder Services at 1 (800) 423-4026 for an application or to discuss specific requirements.



Requests for redemptions by wire out of the money market funds must be received in writing or by phone prior to 12:00 p.m. Eastern Time, on a Business Day, to be processed the same day. Wire redemption requests received after 12:00 p.m.

Eastern Time, will be processed the following Business Day.



1: Each wire under $5,000 is subject to a $15 fee;



2: Two wires of $5,000 or more are permitted without charge each month. Each additional wire is $15;



3: Wires must be directed to your predesignated bank account; and



4: Each wire which is directed outside the U.S. is subject to a $50 fee.



5: The maximum amount of each wire is $500,000 per Customer Account per day.



o MONEY MARKET DRAFT CHECK REDEMPTIONS (CLASS A SHARES ONLY)



Free draft check writing privileges are available for owners of First Investors

Cash Management Fund and First Investors Tax Exempt Money Market Fund

non-retirement accounts who maintain a minimum balance of $1,000.



For draft check privileges established on or after June 1, 2006 on accounts registered as joint tenants with rights of survivorship, draft checks signed by either tenant will be honored. This means that any one of the owners, acting alone and without consent of any other registered owner, may redeem shares via a draft check. For tenancy in common accounts, all owners must sign draft checks.

We will not issue draft checks if your account balance is less than $1,000. Each check drawn on an account with a balance of less than $1,000 will be subject to a $10 processing fee which is deducted when the check is paid. Shares purchased by check or by electronic funds transfer that you have owned for less than fifteen (15) days are not included in your available balance. It is your responsibility to ensure that your available balance covers the amount of your draft check and any applicable fees including a possible CDSC since, if there are insufficient shares, your draft check will be returned through banking channels marked "insufficient funds" and may also be subject to fees imposed by the depository bank. Please be aware that if you use a draft check and it is converted to an electronic debit by the payee, the electronic debit may not be honored.



Daily dividends are earned on shares of the First Investors Cash Management Fund and First Investors Tax-Exempt Money Market Fund shares until a draft check clears against them. Because the Funds accrue daily dividends, you may not redeem your account in its entirety by writing a draft check. Draft checks are subject to the rules and regulations of the custodian covering checking accounts. We will return your canceled draft checks once a month. Neither the

Funds nor the custodian can certify or directly cash a draft check.



Draft checks are not available for:



o    Retirement accounts;

o    ESAs;

o    Class B share fund accounts; and

o    Accounts registered with a foreign address.



Please notify us immediately if your draft checks are lost or stolen. "Stop payment" requests must be directed to Administrative Data Management Corp.

However, there is no guarantee that a "stop payment" request will stop the payment of the draft check.

Complete the Mutual Fund Privilege Application to apply for draft checks. To order additional draft checks, call Shareholder Services at 1(800) 423-4026.

Additional documentation is required to establish draft check writing privileges for trusts, corporations, partnerships, and other entities. Call Shareholder

Services for further information.



The Funds bear all expenses relating to the Money Market Draft Check Redemption

Privilege. We reserve the right to amend or terminate the privilege at any time.



o REDEMPTIONS-IN-KIND



If a Fund's Board should determine that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay redemption proceeds in whole or part by a distribution in kind of securities from the portfolio of the Fund. If shares are redeemed in kind, the redeeming shareholder will likely incur brokerage costs in converting the assets into cash.



================================================================================



HOW TO USE OUR FREE EXCHANGE PRIVILEGE



Subject to the conditions listed below, you have the right to exchange shares of any FI Fund on which a sales charge is applicable ("load fund") for the shares of the same class of any other FI load fund for the same Customer Account without incurring an additional sales charge. This right, which is called a free exchange privilege, gives you the flexibility to change investments as your goals change. Since an exchange of FI Fund shares is a redemption and a purchase, it may create a gain or loss which is reportable for tax purposes.

Read the prospectus of the FI Fund you are purchasing carefully before you exchange into it. The Fund is authorized to charge a $5.00 exchange fee for each exchange. This fee is currently being paid by the fund into which you are making the exchange.



Unless you have declined telephone privileges, you, your representative or any authorized person may be able to exchange shares by phone. Exchanges can also be made by written instructions. Exchange orders are processed when we receive them in good order in our Edison, NJ office. Exchange orders received in good order prior to the close of trading on the NYSE will be processed at that day's prices.



If you place an exchange order with your representative by the close of regular trading on the NYSE, it will be processed at that day's price for each Fund provided that your order is received by our Edison, NJ office by the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time), or by our

Fund/SERV deadline for orders that are submitted via the Fund/SERV system.



o EXCHANGES FROM FI MONEY MARKET FUNDS



You can also exchange Class A money market fund shares of another FI Fund under your Customer Account without incurring a sales charge if the shares were acquired via an exchange from a load fund under your Customer Account. The dividends earned on those shares are also eligible for the free exchange privilege. To the extent that shares are redeemed from the money market fund,

the free exchange privilege is no longer available with respect to those shares.

If a customer is eligible for both the free exchange privilege and reinstatement at NAV, the free exchange privilege will be used first followed by the reinstatement privilege. The amount available for the free exchange privilege will be reduced by any amount invested into a FI load fund under your Customer

Account that receives a sales charge waiver due to the reinstatement or free exchange privileges. (See Item 12 under "Class A Shares Charge Waivers".)



o SYSTEMATIC EXCHANGES



You can systematically exchange from one of your FI load fund accounts to another FI load or money market fund account owned by the customer at the net asset value. You may also systematically invest from your FI money market fund into another customer's FI mutual fund account by completing a Systematic

Investment Form. Please see the section "By Systematic Investments From Your

Money Market Fund" for additional information.



o OTHER EXCHANGE CONDITIONS



There are a number of conditions on the free exchange privilege.



1: The Funds reserve the right to reject any exchange, without prior notice, if they believe that it is part of a market timing strategy or a pattern of excessive trading. In the event that an exchange is rejected, neither the redemption nor the purchase side of the exchange will be processed. See "What

Are The Funds' Policies On Frequent Trading".



2: You may not exchange into a new account if your account has been restricted pursuant to our USA PATRIOT Act policies.



3: You may only exchange shares within the same class.



4: Exchanges can only be made between accounts that are owned by the same customer and registered under the same customer number.



5: You may exchange to another FI Fund account provided that both the source and the receiving accounts meet the FI Fund minimum after the exchange.



6: The FI Fund you are exchanging into must be eligible for sale in your state.



7: If your request does not clearly indicate the amount to be exchanged or the accounts involved, no shares will be exchanged.



8: If you exchange shares to a new FI Fund account, the dividend and capital gain options will apply to the new FI Fund account as well as the original account if it remains open. If you exchange shares into an existing FI Fund account, the dividend and capital gain options on the existing FI Fund account will remain in effect.



9: If you exchange shares of a FI Fund that are subject to a CDSC, the CDSC and the holding period used to calculate the CDSC will carry over to the acquired shares with one exception. If you exchange Class A shares that are subject to a

CDSC into a Class A money market fund account, the CDSC will be deducted from the amount exchanged.



10: If your exchange request is not in good order or information is missing, the

Transfer Agent will seek additional information and process the exchange on the day it receives such information.

11: If your exchange is from an account with automatic investments or systematic withdrawals, you must let us know if your automatic investments or systematic withdrawals are to remain with the original FI Fund or the FI Fund you are exchanging into ("receiving fund") or if you want the automatic investments or withdrawals terminated.



Without specific instructions, we will amend account privileges as outlined below:



--------------------------------------------------------------------------------

                       EXCHANGE ALL       EXCHANGE ALL        EXCHANGE A PORTION

                       SHARES TO ONE      SHARES TO           OF SHARES TO ONE

                       FUND ACCOUNT       MULTIPLE FUNDS      OR MULTIPLE FUNDS

--------------------------------------------------------------------------------



MONEY LINE (ML)        ML moves to        ML stays with       ML stays with

                       Receiving Fund     Original Fund       Original Fund



AUTOMATIC PAYROLL      API moves to       API is allocated    API stays with

INVESTMENT (API)       Receiving Fund     equally to          Original Fund

                                          Receiving Funds



SYSTEMATIC             SWP moves to       SWP is allocated    SWP stays

WITHDRAWALS (SWP)      Receiving Fund     proportionally to   with Original Fund

(includes RMDs)                           Receiving Funds



AUTOMATED              $ moves to         $ stays with        $ stays with

RETIREMENT ACCOUNT     Receiving Fund     Original Fund       Original Fund

CONTRIBUTIONS*

--------------------------------------------------------------------------------



* CONTRIBUTIONS REMITTED BY THE EMPLOYER FOR CERTAIN RETIREMENT ACCOUNTS.

o TELEPHONE EXCHANGES



You, your registered representative or any authorized person can exchange by phone shares of any non-retirement account and certain retirement accounts provided you have telephone privileges and the transaction qualifies for a free exchange (see "Telephone Exchange & Redemption Privileges").



You, your registered representative or any authorized person can also use telephone privileges to exchange shares of any eligible FI Fund (1) within any participant directed FI prototype IRA, 403(b), or 401(k) Simplifier Plan, (2)

from an individually registered non-retirement account to an IRA account registered to the same owner (provided an IRA application is on file) and vice versa; (3) within 401(k) Flexible plans, money purchase pension plans and profit sharing plans if a First Investors Qualified Retirement Plan Application is on

file. Contact your registered representative or call Shareholder Services at

1(800) 423-4026 to obtain a Qualified Retirement Plan Application.



By Phone: 1 (800)342-6221



Call Special Services from 9:00 a.m. to 5:00 p.m., Eastern Time. Orders received after the close of regular trading on the NYSE (normally 4:00 p.m. Eastern

Time), are processed the following Business Day.



1:   You must have telephone privileges (see "Telephone Exchange & Redemption

     Privileges").



2:   Certificate shares cannot be exchanged by phone.



3:   For trusts, estates, attorneys-in-fact, corporations, partnerships,

     guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call our Shareholder Services

     Department at 1 (800) 423-4026 to determine whether additional documents are necessary.



o WRITTEN EXCHANGES



Written instructions are acceptable for any exchange.



For Overnight Mail, send to:



    Administrative Data

    Management Corp.

    Raritan Plaza I, 8th Floor

    Edison, NJ 08837-3620



For Regular Mail, send to:



    Administrative Data

    Management Corp.

    P.O. Box 7837

    Edison, NJ 08818-7837



1:   Send us original written instructions signed by all account owners exactly as the account is registered.



2:   Include the name and account number of your FI Fund.



3:   Indicate either the dollar amount, number of shares or percent of the source account you want to exchange.



4:   Specify the existing account number or the name of the new FI Fund you want to exchange into.



5:   Include any outstanding share certificates for shares you want to exchange.

     A signature guarantee is required.



6:   For trusts, estates, attorneys-in-fact, corporations, partnerships,

     guardianships, conservatorships and other entities, additional documents may be required if not already on file. Call Shareholder Services at

     1 (800) 423-4026.

WHAT ARE THE FUNDS'POLICIES ON FREQUENT TRADING



With the exception of our money market funds, each FI Fund is designed for long-term investment purposes and is not intended to provide a vehicle for frequent trading. The Board of Directors/Trustees of the Funds has adopted policies and procedures to detect and prevent frequent trading in the shares of the Funds. These policies and procedures apply uniformly to all accounts.

However, the ability of the Funds to detect and prevent frequent trading in certain accounts, such as omnibus accounts, is limited.



It is the policy of each Fund to decline to accept any new account that the Fund has reason to believe will be used for market timing purposes, based upon the amount invested, the Fund or Funds involved, and the background of the shareholder or broker-dealer involved. Alternatively, a Fund may allow such an account to be opened if it is provided with written assurances that the account will not be used for market timing.



It is the policy of the Funds to monitor activity in existing accounts to detect market-timing activity. The criteria used for monitoring differ depending upon the type of account involved. It is the policy of the Funds to reject, without any prior notice, any purchase or exchange transaction if the Funds believe that the transaction is part of a market timing strategy. The Funds also reserve the right to reject exchanges that in the Funds' view are excessive, even if the activity does not constitute market timing.



If the Funds' reject an exchange because it is believed to be part of a market timing strategy or otherwise, neither the redemption nor the purchase side of the exchange will be processed. Alternatively, the Funds may restrict exchange activity that is believed to be part of a market timing strategy or refuse to accept exchange requests via telephone or any other electronic means.



To the extent that the policies of the Funds are not successful in detecting and preventing frequent trading in the shares of the Funds, frequent trading may:

(a) interfere with the efficient management of the Funds by, among other things,

causing the Funds to hold extra cash or to sell securities to meet redemptions;

(b) increase portfolio turnover, brokerage expenses, and administrative costs;

and (c) harm the performance of the Funds, particularly for long-term shareholders who do not engage in frequent trading.



WHEN SIGNATURE GUARANTEES ARE REQUIRED



A signature guarantee protects you from the risk of a fraudulent signature and is generally required for non-standard and large dollar transactions. A signature guarantee may be obtained from eligible guarantor institutions including banks, savings associations, credit unions and brokerage firms which are members of the Securities Transfer Agents Medallion Program ("STAMP"), the

New York Exchange Medallion Signature Program ("MSP"), or the Stock Exchanges

Medallion Program ("SEMP").



A signature guarantor may not amend or limit the scope of the guarantee in any way. The guarantee may not be dated, or altered in an attempt to guarantee less than all signatures on a document. The surety bond coverage provided must equal or exceed the amount of the transaction. Please note that a notary public stamp or seal is not an acceptable substitute for a signature guarantee.



Signature guarantees are required:



1: For redemptions over $100,000.



2: For redemption checks made payable to any person(s) other than the registered shareholder(s) or any entity other than a major financial institution for the benefit of the registered shareholder(s).

3: For redemption checks mailed to an address other than the address of record,

pre-authorized bank account, or a major financial institution on your behalf.



4: For redemptions to the address of record when the address of record has changed within sixty (60) days of the request (unless the written address change request was signed by all owners and signature guaranteed).



5: When a stock certificate is mailed to an address other than the address of record or the dealer on the account or the address of record has changed within the past sixty (60) days.



6: When shares are transferred to a new owner.



7: When certificated (issued) shares are redeemed, exchanged or transferred.



8: To establish any EFT service or to amend banking information on an existing

EFT service.



9: To establish the Expedited Redemption Privilege.



10: For requests to change the address of record to a P.O. box or care of address. The residential street address must also be provided.



11: If multiple account owners of one account give inconsistent instructions.



12: When the authority of a representative of a corporation, partnership, trust,

or other entity has not been satisfactorily established prior to the transaction request.



13: When an address is updated on an account which has been coded "Do Not Mail"

because mail has been returned as undeliverable. A mailing address and residential address must be provided.



14: For draft check orders when the address has changed within sixty (60) days of the request.



15: For any other instance whereby a FI Fund or its transfer agent deems it necessary as a matter of prudence.



STATEMENTS & REPORTS



o TRANSACTION CONFIRMATION STATEMENTS



You will receive a confirmation statement immediately after most transactions.

These include:



o    Dealer purchases;

o    Check investments;

o    Federal Funds wire purchases;

o    Redemptions;

o    Exchanges;

o    Transfers; and

o    Issued certificates.



Money Line purchases, Automatic Payroll Investment purchases and investments of dividends and distributions that are part of an automated investment program are not confirmed for each transaction. They will appear on your next regularly scheduled quarterly statement. Confirmation statements are sent on a monthly basis for draft check redemptions from the FI money market funds.



A separate confirmation statement is generated for each FI Fund account you own.

It provides:



o    Your account registration;



o    Your FI Fund account number;



o    The date of the transaction;



o    A description of the transaction (purchase, redemption, etc.);



o    The number of shares bought or sold for the transaction;



o    The dollar amount of the transaction;



o    The total share balance in the account;



o    The dollar amount of any dividends or capital gains paid;



o    The number of shares held by you, held for you (including escrow shares),

     and the total number of shares you own; and



o    The percentage of sales charge paid on the purchase.



The confirmation statement also may provide a perforated investment stub with your preprinted name, registration, and FI Fund account number for future investments.

You should review your confirmation statements carefully. If you fail to notify us of any errors or omissions within thirty (30) days, we will assume that your statement is correct and we will not accept responsibility for any resulting liability.



o PROSPECTUSES



A prospectus for each FI Fund you purchase is also mailed to you with your initial confirmation statement concerning a fund purchase and thereafter once a year. You will receive one prospectus per household, unless you specifically request a separate prospectus for each customer in accordance with our shareholder policy. The prospectus provides the fund's objectives, risks,

expenses, results, policies and information concerning the portfolio managers. A prospectus may be obtained from our website (www.firstinvestors.com) or by calling Shareholder Services at 1(800)423-4026.



o MASTER ACCOUNT STATEMENTS



If FIC is your broker, you will receive a Master Account Statement for all your identically owned FI Fund accounts on a quarterly basis. Joint accounts registered under your taxpayer identification number and custodial accounts for which you are the custodian will appear on separate Master Account Statements but may be mailed in the same envelope upon request. You may request that the quarterly statements for different customers that reside at the same address be mailed in one envelope by contacting Shareholder Services and ordering a

Combined Mailing Authorization Form.



The Master Account Statement provides the following information for each FI Fund you own:



o    FI Fund name;



o    FI Fund's current market value; and



o    Total distributions paid year-to-date.



o ANNUAL AND SEMI-ANNUAL REPORTS



You will also receive an Annual and a Semi- Annual Report covering each FI Fund that you own. These financial reports show the assets, liabilities, revenues,

expenses, and earnings of the FI Fund as well as a detailed accounting of all portfolio holdings. The Annual report will also contain an analysis by the

Portfolio Manager of the FI Fund's performance over the prior year. You will receive one report per household, unless you specifically request a separate report for each customer in accordance with our householding policy.

DIVIDENDS & DISTRIBUTIONS



Except as provided below, for FI Funds that declare daily dividends, your shares start earning dividends on the first Business Day following the day of purchase.

Your shares continue to earn dividends until, but not including, the next

Business Day following the day of redemption.



For First Investors money market fund purchases, if we receive a Federal Funds wire transfer prior to 12:00 p.m. Eastern Time, and you have given us the proper notification beforehand (see "Federal Funds Wire Transfer"), your shares start earning dividends on the day of purchase. Redemptions by wire out of the money market funds will not earn dividends on the day of redemption.



The FI Funds pay dividends from net investment income and distribute the accrued earnings to shareholders as noted below:





--------------------------------------------------------------------------------------------------

Dividend Payment Schedule

--------------------------------------------------------------------------------------------------


MONTHLY:                                    QUARTERLY (IF ANY):           ANNUALLY (IF ANY):

Cash Management Fund                        Blue Chip Fund                All-Cap Growth Fund

Fund for Income                             Growth & Income Fund          Focused Equity Fund

Government Fund                             Total Return Fund             Global Fund

Insured Intermediate Tax Exempt             Value Fund                    Mid-Cap Opportunity Fund

Insured Tax Exempt Fund                                                   Special Situations Fund

Insured Tax Exempt Fund II

Investment Grade Fund

Single State Insured Tax Free Funds

New York Insured Tax Free Fund

Tax-Exempt Money Market Fund

--------------------------------------------------------------------------------------------------




Capital gains distributions, if any, are paid annually, usually near the end of the FI Fund's fiscal year. On occasion, more than one capital gains distribution may be paid during one year.



Dividends and/or capital gains distributions are automatically reinvested to purchase additional FI Fund shares unless otherwise instructed. We reserve the right to send dividends and capital gain distributions that are remitted by check to a U.S. address only. Dividends and/or capital gains may be sent via EFT provided this option is either selected for both dividends and capital gains or this option is selected for one and the other is reinvested into the same fund account. Upon notification that all account owners are deceased, all distributions are automatically reinvested; any distribution cross-investment plan or systematic withdrawal plan will be discontinued. Dividends and capital gains distributions of less than $10 are automatically reinvested to purchase additional FI Fund shares.



For the tax treatment of dividends and other distributions from a Fund, see the prospectus and Statement of Additional Information for your Fund. If you buy shares shortly before the record date of the dividend, the entire dividend you receive may be taxable even though a part of the distribution is actually a return of your purchase price. This is called "buying a dividend".



There is no advantage to buying a dividend because a FI Fund's net asset value per share is reduced by the amount of the dividend.

TAXES & FORMS





--------------------------------------------------------------------------------------------------

TAX FORM                                DESCRIPTION                                 MAILED BY




1099-DIV*        Consolidated report lists all ordinary qualified dividends and     January 31

                 capital gains distributions for all of the shareholder's

                 accounts. Also includes foreign taxes paid and any federal income tax withheld due to backup withholding.

--------------------------------------------------------------------------------------------------

1099-B           Lists proceeds from all non-retirement redemptions including       January 31

                 systematic withdrawals and exchanges. A separate form is issued for each FI Fund account. Includes amount of federal income tax withheld due to backup withholding.

--------------------------------------------------------------------------------------------------

1099-R           Lists taxable distributions from a retirement account. A           January 31

                 separate form is issued for each FI Fund account. Includes federal income tax withheld due to IRS withholding

                 requirements.

--------------------------------------------------------------------------------------------------

1099-Q           Lists distributions from an ESA.                                   January 31

--------------------------------------------------------------------------------------------------

5498-ESA         Provided to shareholders who made an annual ESA contribution,      April 30

                 rollover purchase or trustee-to-trustee transfer. A separate form is issued for each FI Fund account.

--------------------------------------------------------------------------------------------------

5498             Provided to shareholders who made an annual IRA contribution or    May 31

                 rollover purchase. Also provides the account's fair market value as of the last business day of the tax year. A separate form is issued for each FI Fund account.

--------------------------------------------------------------------------------------------------

1042-S           Provided to non-resident alien shareholders to report the          March 15

                 amount of fund dividends paid and the amount of federal taxes withheld. A separate form is issued for each FI Fund account.

--------------------------------------------------------------------------------------------------

Cost Basis       Uses the "average cost-single category" method to show the cost    January 31

Statement        basis of any shares sold or exchanged. Information is provided to assist shareholders in calculating capital gains or losses.

                 A separate statement, included with Form 1099-B, is issued for most FI Fund accounts. This statement is not reported to the

                 IRS and does not include money market funds or retirement

                 accounts.

--------------------------------------------------------------------------------------------------

Tax Savings      Consolidated report lists all amounts not subject to federal,      January 31

Report for       state and local income tax for all the shareholder's accounts.

Non-Taxable      Also includes any amounts subject to alternative minimum tax.

Income           Not reported to the IRS.

--------------------------------------------------------------------------------------------------

Tax Savings      Provides the percentage of income paid by each FI Fund that may    January 31

Summary          be exempt from state income tax. Not reported to the IRS.

--------------------------------------------------------------------------------------------------




================================================================================



Each FI Fund must withhold and remit to the U.S. Treasury a percentage of dividends, capital gains distributions, and redemption proceeds (regardless of the extent to which a gain or loss may be realized) otherwise payable to any individual or certain other non-corporate shareholder who fails to certify that the taxpayer identification number furnished to the FI Fund is correct, who furnishes an incorrect number, or who is designated by the IRS as being subject to backup withholding. Any tax withheld as a result of backup withholding does not constitute an additional tax imposed on the record owner and may be claimed as a credit on that owner's federal tax return.



* THE IRS DOES NOT REQUIRE INVESTMENT COMPANIES TO ISSUE FORM 1099-DIV TO REPORT

TAXABLE DIVIDEND AND CAPITAL GAIN DISTRIBUTIONS OF LESS THAN $10 PER FI FUND

ACCOUNT, UNLESS THE ACCOUNT IS SUBJECT TO IRS IMPOSED BACKUP WITHHOLDING TAX.

OTHER POLICIES & SERVICES



o TELEPHONE EXCHANGE AND REDEMPTION PRIVILEGES



Telephone privileges allow you, your registered representative or any other person who we believe is an authorized person to exchange or redeem eligible shares and authorize other transactions with a simple phone call. Telephone redemption privileges are not available on omnibus accounts. Telephone exchange privileges are only available on certain omnibus accounts. You should check with your broker- dealer or plan trustee to determine if you have exchange privileges.



For joint accounts with rights of survivorship, telephone privileges allow any one of the owners to process telephone transactions independently. As noted

previously, this means that any one registered owner on your account, acting alone and without the consent of any other registered owner, may give a Fund instructions to exchange or sell shares by telephone.



For tenants in common accounts, all owners of the account must sign requests to process transactions and all owners must authorize a telephone redemption. Any one owner acting alone and without the consent of any other owner may give telephone exchange instructions.



Telephone exchange and redemption privileges are automatically granted when you open a First Investors individual, joint, or custodial account unless you notify the Fund that you do not want the privilege.



For trusts, attorneys-in-fact, corporations, partnerships, guardianships,

conservatorships and other entities, telephone exchange and redemption privileges are also available. However, such privileges are not automatically granted and you must complete additional documentation to obtain privileges.



Telephone redemptions are not permitted on certain retirement accounts and ESAs.

However, telephone exchange privileges are available on such accounts unless you decline the privileges on the product application or notify the Fund otherwise.

If your employer holds your shares for you in a retirement plan account, you must ask your employer or plan administrator to request the shares be sold for you.



For a description of the types of exchanges and redemptions that may be made using Telephone Privileges see "How To Sell Shares--Telephone Redemptions", "How

To Use Our Free Exchange Privilege--Telephone Exchanges" and "Contact

Information". For further assistance, call Shareholder Services at

1(800)423-4026.



For your protection, the following security measures are taken:



1: Telephone requests are recorded to verify data concerning the transaction.



2: Some or all of the following information is obtained:



     o    Account registration;

     o    Account number;

     o    Address;

     o    Last four digits of the social security number;

     o    Personal Identification Number (PIN); and

     o    Other information as deemed necessary.



3: A confirmation statement reflecting each telephone redemption and exchange is mailed to you.



We will not be liable for following instructions if we reasonably believe the telephone instructions are genuine and from an authorized person based on our verification procedures.



For security purposes, telephone privileges may be suspended on joint accounts upon notice of divorce or separation.



During times of drastic economic or market changes, telephone redemptions or exchanges may be difficult to implement. If you experience difficulty in making a telephone exchange or redemption, you may send us a written request by regular or express mail. The written request will be processed at the next determined net asset value, less any applicable CDSC, when received in good order in our

Edison, NJ office.

o SHARE CERTIFICATES



Every time you make a purchase of Class A shares, we will credit shares to your

FI Fund account. We do not issue share certificates unless you specifically request them. Certificates are not issued on any Class B shares, Class A money market shares, shares in retirement, ESA, or other custodial accounts, or if the market value of the account is below $1,000, the address has changed within the past sixty (60) days or the account has a foreign address.



Having us credit shares on your behalf eliminates the expense of replacing lost,

stolen, or destroyed certificates. If a certificate is lost, stolen, or damaged,

you may be charged a replacement fee of the greater of 2% of the current value of the certificated shares or $25.



In addition, certificated shares cannot be redeemed, exchanged, or transferred until the certificates are returned with your transaction request. The share certificate must be properly endorsed and signature guaranteed.



Certificates can only be issued in the name of the accountholder(s).



o NAME CHANGES



A name change may occur due to marriage,  divorce,  adoption or other reason. To change your name, send us an Affidavit of Name Change or a letter of instruction along with a certified  copy of your  marriage  certificate,  divorce  decree or other government issued document such as a passport or drivers license. A MAA or

BAA is also required if one is not already on file.



o TRANSFERRING OWNERSHIP OF SHARES



A transfer is a change of share ownership from one customer to another. Unlike an exchange, transfers occur within the same FI Fund. You can transfer your shares at any time; however, we will only transfer the ownership to a FI Fund account which has a U.S. address and whose owner meets all other requirements to establish a FI account. All transfers into a new account must meet the minimum initial investment requirement of the FI Fund after the transfer of shares is completed. The fund minimum is waived for a full transfer due to death if the shares are transferred to the surviving joint owner and for a full transfer to a minor on a UTMA/UGMA account upon the minor reaching the age at which custodianship ends. We reserve the right to delay processing a transfer if the shares are part of an LOI until we notify the account owner that such transfer will terminate the LOI.



To transfer shares, submit a letter of instruction including:



o    Your account number;



o    Dollar amount, percentage, or number ofshares to be transferred;



o    Existing account number receiving theshares (if any);



o    The name, U.S. street address, date of birth, citizenship, taxpayer identification numberand such other information as may berequired by law of each customer receivingthe shares; and



o    The original signature of each account ownerrequesting the transfer with signatureguarantee(s).



We will require the transferee to: complete the appropriate application (MAA or

BAA) to establish an account; provide the required FI customer identification program information under the USA PATRIOT Act; and supply any other required information (see "How To Open An Account").



If you are receiving shares via a transfer and you do not appoint a broker-dealer on the application, FIC will be listed on your account. However,

we recommend that you discuss your investment objective with a registered representative before you make a purchase to ensure that the Fund is suitable for you.



Depending upon your account registration, additional documentation may be required to transfer shares. Money Lines, APIs, draft checks and systematic withdrawal plans do not carry over when an account is transferred. In addition,

neither the six (6) month reinstatement privilege, nor any applicable free exchange privilege on money market shares, is transferred to a new owner. If you are transferring the ownership and exchanging shares for another FI fund, you must provide the order in which the transactions are to be processed. If either the exchange or transfer is not in "good order" neither transaction will be processed. You may wish to consult your tax advisor to discuss the different tax implications. Transfers due to the death of a shareholder require additional documentation. Please call our Shareholder Services Department at 1(800)

423-4026 for specific transfer requirements before initiating a request.



A transfer is a change of ownership and may trigger a taxable event. You should consult your qualified tax advisor before initiating a transfer.



o HOUSEHOLDING OF DISCLOSURE DOCUMENTS



It is our policy to send only one copy of the FI Fund's prospectus, annual report, semi-annual report and proxy statements to all family members who reside in the same household. This reduces FI Fund expenses, and benefits you and other shareholders.



We will continue to "household"  these  disclosure  documents for you as long as you remain a shareholder, unless you tell us otherwise. If you do not want us to household these documents, simply call us at 1(800) 423-4026 and let us know. We will begin sending you individual copies of prospectuses, annual and semi-annual reports within thirty (30) days of receiving your request.



o MISSING OR INCORRECT TINS AND RETURNED MAIL



If you fail to give us a Taxpayer Identification Number ("TIN") or you provide us with an incorrect TIN:



1: We reserve the right to close your account;



2: If we are charged a fee by the IRS, we may debit your account for the fees imposed plus a processing charge; and



3: We may attempt to correct your tax reporting information by using a consumer reporting agency.



If mail is returned to the FI Fund marked undeliverable by the U.S. Postal

Service with no forwarding address after two (2) consecutive mailings, and the

FI Fund is unable to obtain a current shareholder address, the account status will be changed to "Do Not Mail" to discontinue future mailings and prevent unauthorized persons from obtaining account information. Telephone privileges,

automated investments and automated withdrawals will also be discontinued.



You can remove the "Do Not Mail" status on your account by submitting written instructions including your current address signed by all shareholders with a signature guarantee (see "When Signature Guarantees Are Required"). Additional

requirements may apply for certain accounts. Call Shareholder Services at 1

(800) 423-4026 for more information.



Returned dividend and other distribution checks will be voided when an account's status has been changed to "Do Not Mail." No interest will be paid on outstanding checks or checks which have been voided. All future dividends and other distributions will be reinvested in additional shares until new instructions are provided. If you cannot be located within a period of time mandated by your state of residence your FI Fund shares and outstanding dividend and distribution checks may be turned over in accordance with state laws governing abandoned property.



Prior to turning over assets to your state, the fund will seek to obtain a current shareholder address in accordance with Securities and Exchange

Commission rules. A search company or consumer reporting agency may be employed to locate a current address. The FI Fund may deduct the costs associated with the search from your account.



o YOUR PRIVACY



We use the strictest standards to safeguard your information. If FIC is your broker, we obtain information from you that is necessary to make suitable investment recommendations for you, such as your occupation, age, financial resources, investment experience and objectives. We also keep track of the investments you make through us. If you purchase insurance, we also obtain information concerning your medical history, credit history, and driving record.

We use your information only to process transactions that you have authorized,

and to service your account. We do not disclose your information to any third party, except as permitted by law. We restrict access to your information to those persons who need to know it. We also maintain physical, electronic, and procedural measures to ensure that unauthorized persons do not obtain access to your information. Information regarding our privacy policy is mailed to you and is available through our website (www.firstinvestors.com).



================================================================================





CONTACT INFORMATION



While we encourage you to use the services of your representative, if you want or need to contact us directly, you can:




1:    For Overnight Mail, write us at:             2:    For Regular Mail, write us at:

      Administrative Data Management Corp.               Administrative Data Management Corp.

      Raritan Plaza I, 8th Floor                         P.O. Box 7837

      Edison, NJ 08837-3620                              Edison, NJ 08818-7837

----------------------------------------------------------------------------------------------

3:    Call our Shareholder Services Department     4:    Visit us at any time on-line at

      at 1 (800) 423-4026 24 hours a day.                www.firstinvestors.com








o OUR SHAREHOLDER SERVICES DEPARTMENT



1 (800) 423-4026



Call our toll-free Shareholder Service line 24 hours a day for procedures, FI

Fund information and to check FI Fund prices. To speak to a shareholder services representative, please call Monday through Friday between the hours of 9:00 a.m.

and 6:00 p.m. Eastern Time.



CALL US TO UPDATE OR CORRECT YOUR:



   o  Address or phone number. For security purposes, the FI Fund will not honor telephone requests to change an address to a P.O. Box or "c/o" street address;



   o  Birth date (important for retirement distributions); and



   o  Distribution option to reinvest or pay in cash or initiate cross reinvestment of dividends and capital gains (non-retirement accounts only).



CALL US TO REQUEST:



   o  Cancellation of your Systematic Withdrawal Plan (non-retirement accounts only);



   o  A stop payment on a dividend, redemption or money market draft check;



   o  Suspension (up to six (6) months) or cancellation of Money Line;



   o  A duplicate copy of a statement, cancelled check or tax form;



       CANCELLED CHECK FEE:      $10 fee for a copy of a cancelled dividend,

                                 liquidation, or investment check.

                                 $15 fee for a copy of a cancelled money market

                                 draft check.



       DUPLICATE TAX FORM FEES:  Current Year ... Free

                                 Prior Year(s) .. $7.50 per tax form per year.



   o  Cancellation of cross-reinvestment of dividends and capital gains; and



   o  A history of your account. Current year and the previous two-year histories are provided free of charge, however, there is a fee for prior periods. Account histories are not available prior to 1974.

Provided you have telephone privileges, you can also call us to:



   o  Increase your total Money Line payment by a maximum of $36,000 per customer per year using any frequency provided bank and FI Fund account registrations are the same and by a maximum of $1,200 per year using any frequency if the bank and FI Fund account registrations differ.



   o  Change the allocation of your Money Line or Automatic Payroll Investment payment.



   o  Change the amount of your Systematic Withdrawal payment on non-retirement accounts.



   o  Request a share certificate to be mailed to your address of record

      (non-retirement accounts only) provided your address has not changed within the past sixty (60) days.



   o  Request money market fund draft checks (non-retirement accounts only)

      provided your account balance is at least $1,000 and your address of record has not changed within the past sixty (60) days. Additional written documentation may be required for certain registrations.



o E-MAIL



You can e-mail our transfer agent, Administrative Data Management Corp., at

admcust@firstinvestors.com with general account and service-related inquiries such as requests for:



   o  Literature on our FI Funds and services;



   o  Prospectus, annual report, and Statements of Additional Information requests;



   o  Duplicate statements;



   o  Procedural information; and



   o  Account research.



E-mail cannot be used to place purchase, exchange, transfer, and/or redemption orders. First Inves tors will not honor trades or address change requests

e-mailed to admcust@firstinvestors.com, or any other e-mail address.



o WEB ACCESS



You can access your account and a wealth of other company information at your convenience - 24 hours a day, seven (7) days a week - through our web site at

www.firstinvestors.com. Our web site allows you to:



   o  Download FI Fund prospectuses and the current Shareholder Manual;



   o  Acquaint yourself with our range of client services and our security policy;



   o  Download educational articles on a variety of investment-related issues;



   o  Review FI Fund descriptions and top 10 portfolio holdings;



   o  Review FI Fund performance and portfolio management;



   o  Check FI Fund prices; and



   o  Access a direct link to "Sales Charges, Discounts and Waivers - Choosing

      Between Share Classes".



In addition, after you have obtained a password, our web site allows you to:



   o  Review your current account balance;



   o  View recent current and prior year transactions, such as investments and redemptions;



   o  Access your most recent Quarterly Master Account Statement;



   o  Verify that money market checks have cleared; and



   o  Obtain current year tax forms.



To begin using these benefits, follow the directions below:



   o  Visit us at www.firstinvestors.com or call us at 1 (800) 423-4026 to request web access.

   o  From our web site home page, select ACCOUNT ACCESS. Click on "ONLINE FORM"

      in the body of the text regarding account access. Enter your full

      "CUSTOMER NUMBER" or full "FUND ACCOUNT NUMBER" and the last four digits of your "TAXPAYER IDENTIFICATION NUMBER", then click on SUBMIT.



   o  Within three (3) to five (5) Business Days of your request, we will send a

      User Name and Password to the address of record. Safeguard this information carefully as it will allow access to your First Investors accounts.



   o  After receiving your User Name and Password, visit our web site and enter the User Name and Password that we provided under Customer Login on home page, or on Account Access page. Click on Submit. Next, enter a new

      Password that is meaningful to you and that you'll remember.



Keep your password confidential to safeguard your account. Contact us immediately if someone else has obtained your password or accessed your account.

First Investors' web site is a VeriSign Secure Site and we use state of the art encryption technology to keep your account information private. We recommend that you use 128-bit encryption when viewing your account information.



First Investors does not accept orders for transactions or address updates via our web site. For trusts, estates, attorney-in-fact, corporations, partnerships,

and other entities, additional documentation is required to permit web access.

Call Shareholder Services at 1 (800) 423-4026 for assistance.

                         [LOGO] First Investors



     PRINCIPAL UNDERWRITER                            TRANSFER AGENT

First Investors Corporation                 Administrative Data Management Corp.

95 Wall Street                              Raritan Plaza I, 8th Floor

New York, NY 10005                          Edison, NJ 08837-3620

1-212-858-8000                              1-800-423-4026



SHARMAN

as of June 1, 2006

                            PART C. OTHER INFORMATION
                            -------------------------

Item 23.          Exhibits
                  --------

     (a)(i)       Certificate of Trust(6)

     (a)(ii)      Trust Instrument(6)

     (b)          By-laws(6)

     (c) Shareholders rights are contained in Articles IV, V, VI, IX and X of the Registrant's Trust Instrument and Articles V, VI, VII and VIII of the Registrant's By-laws

     (d)(i) Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. ("FIMCO") with Amended Schedule A - filed herewith

     (d)(ii) Subadvisory Agreement among FIMCO, Registrant and Wellington Management Company LLP ("Wellington") - filed herewith

     (d)(iii) Subadvisory Agreement among FIMCO, Registrant and Paradigm Capital Management, Inc. ("Paradigm") - filed herewith

     (d)(iv) Subadvisory Agreement among FIMCO, Registrant and Vontobel Asset Management, Inc. ("Vontobel") - filed herewith


     (e)(i) Underwriting Agreement between Registrant and First Investors Corporation ("FIC")(6)

     (e)(ii) Amended Schedule A to Underwriting Agreement between Registrant and FIC - filed herewith

     (f)          Bonus, profit sharing or pension plans - none

     (g)(i) Custody Agreement between Registrant's predecessor funds and The Bank of New York ("BNY")(6)

     (g)(ii) Foreign Custody Manager Agreement between All-Cap Growth Fund, Focused Equity Fund, Growth and Income Fund, Mid-Cap Opportunity Fund, Value Fund and BNY(3)

     (g)(iii) Foreign Custody Manager Agreement between Blue Chip Fund, Special Situations Fund, Total Return Fund and BNY(5)

     (g)(iv) Addendum to Custody Agreement and Foreign Custody Manager Agreements with BNY(6)

     (g)(v) Custodian Agreement between Global Fund and Brown Brothers Harriman & Co.(1)

     (g)(vi) Amendment to Custodian Agreement between Global Fund and Brown Brothers Harriman & Co. and 17f-5 Delegation Schedule(4)

     (g)(vii) Addendum to Custodian Agreement and 17f-5 Delegation Schedule with Brown Brothers Harriman & Co.(6)

     (g)(viii) Appendix to Custodian Agreement with Brown Brothers Harriman & Co. with respect to International Fund - filed herewith

     (h) Transfer Agent Agreement between Registrant and Administrative Data Management Corp. ("ADM") with Amended Schedule A - filed herewith

     (i)          Opinion and Consent of Counsel - filed herewith

     (j) Consent of Independent Registered Public Accounting Firm - to be filed by subsequent amendment

     (k)          Financial statements omitted from prospectus - none

     (l)          Initial capital agreements - none

     (m)(i)       Class A Distribution Plan(6)

     (m)(ii) Amended Schedule A to Class A Distribution Plan - filed herewith

     (m)(iii)     Class B Distribution Plan(6)

     (m)(iv) Amended Schedule A to Class B Distribution Plan - filed herewith

     (n)(i)       Multiple Class Plan pursuant to Rule 18f-3(6)

     (n)(ii) Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-3 - filed herewith

     (o)          Reserved

     (p)(i) Code of Ethics of the First Investors family of mutual funds, their investment advisers and their underwriters(2)

     (p)(ii)      Code of Ethics of Wellington(2)

     (p)(iii)     Code of Ethics of Paradigm - filed herewith

     (p)(iv)      Code of Ethics of Vontobel - filed herewith


                  Other Exhibits
                  --------------

                  Powers of Attorney(6)

------------------
(1) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 21 to First Investors Global Fund Inc.'s Registration Statement (File No. 002-71911) filed on April 24, 1996.

(2) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 31 to Registrant's Registration Statement (File No. 033-46924) filed on October 11, 2000.
(3) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 35 to Registrant's Registration Statement (File No. 033-46924) filed on January 28, 2002.
(4) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 30 to First Investors Global Fund Inc.'s Registration Statement (File No. 002-71911) filed on January 28, 2002.
(5) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 33 to First Investors Series Fund's Registration Statement (File No. 033-25623) filed on January 28, 2002.
(6) Incorporated by reference to the corresponding exhibit of Post-Effective Amendment No. 42 to Registrant's Registration Statement (File No. 033-46924) filed on January 27, 2006.


Item 24.      Persons Controlled by or Under Common Control with the Fund
              -----------------------------------------------------------

     There are no persons controlled by or under common control with the Fund.

Item 25.      Indemnification
              ---------------

     ARTICLE IX OF THE TRUST INSTRUMENT OF THE REGISTRANT PROVIDES AS FOLLOWS:

     Section 1. LIMITATION OF LIABILITY. All persons contracting with or having any claim against the Trust or a particular Series shall look only to the assets of the Trust or Assets belonging to such Series, respectively, for payment under such contract or claim; and neither the Trustees nor any of the Trust's officers or employees, whether past, present or future, shall be personally liable therefor. Every written instrument or obligation on behalf of the Trust or any Series shall contain a statement to the foregoing effect, but the absence of such statement shall not operate to make any Trustee or officer of the Trust liable thereunder. Provided they have exercised reasonable care and have acted under the reasonable belief that their actions are in the best interest of the Trust, the Trustees and officers of the Trust shall not be responsible or liable for any act or omission or for neglect or wrongdoing of them or any officer, agent, employee, investment adviser, principal underwriter or independent contractor of the Trust, but nothing contained in this Trust Instrument or in the Delaware Act shall protect any Trustee or officer of the Trust against liability to the Trust or to Shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

     Section 2.   INDEMNIFICATION.

     (a) Subject to the exceptions and limitations contained in subsection (b) below:

          (i) every person who is, or has been, a Trustee or an officer or employee of the Trust ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof.

          (ii) as used herein, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

     (b)  No indemnification shall be provided hereunder to a Covered Person:

          (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or

          (ii) in the event of a settlement, if there has been a determination that such Covered Person engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

     (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

     (d) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section shall be paid by the Trust or applicable Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either (i) such Covered Person shall have provided appropriate security for such undertaking,
(ii) the Trust is insured against losses arising out of any such advance payments or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

     (e) Any repeal or modification of this Article IX by the Shareholders, or adoption or modification of any other provision of this Trust Instrument or the By-laws inconsistent with this Article, shall be prospective only, to the extent that such, repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.

     Section 3. INDEMNIFICATION OF SHAREHOLDERS. If any Shareholder or former Shareholder of any Series is held personally liable solely by reason of his being or having been a Shareholder and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of any entity, its general successor) shall be entitled out of the Assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by such Shareholder or former Shareholder, assume the defense of any claim made against him for any act or obligation of the Series and satisfy any judgment thereon from the Assets belonging to the Series.

     ARTICLE IX, SECTION 3 OF THE BY-LAWS OF THE REGISTRANT PROVIDES AS FOLLOWS:

     SECTION 3. ADVANCE PAYMENT OF INDEMNIFIABLE EXPENSES. Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

     NUMBER 7 OF THE REGISTRANT'S INVESTMENT ADVISORY AGREEMENT PROVIDES AS
FOLLOWS:

     7. LIMITATION OF LIABILITY OF THE MANAGER. The Manager shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Trust or any Series in connection with the matters to which this Agreement relate except a loss resulting from the willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under this Agreement. Any person, even though also an officer, partner, employee, or agent of the Manager, who may be or become an officer, Board member, employee or agent of the Trust shall be deemed, when rendering services to the Trust or acting in any business of the Trust, to be rendering such services to or acting solely for the Trust and not as an officer, partner, employee, or agent or one under the control or direction of the Manager even though paid by it.

     NUMBER 5 OF THE REGISTRANT'S SUBADVISORY AGREEMENTS PROVIDE AS FOLLOWS:

     5. LIABILITY OF THE SUBADVISER. The Subadviser agrees to perform faithfully the services required to be rendered to each Trust and each Series under this Agreement, but nothing herein contained shall make the Subadviser or any of its officers, partners or employees liable for any loss sustained by a Trust or its officers, Trustees or shareholders or any other person on account of the services which the Subadviser may render or fail to render under this Agreement; provided, however, that nothing herein shall protect the Subadviser against liability to a Trust, or to any of the Series' shareholders, to which the Subadviser would otherwise be subject, by reason of its willful misfeasance, bad faith or gross negligence in the performance of its duties, or by reason of its reckless disregard of its obligations and duties under this Agreement. Nothing in this Agreement shall protect the Subadviser from any liabilities which it may have under the 1933 Act or the 1940 Act.

     NUMBER 12 OF THE REGISTRANT'S UNDERWRITING AGREEMENT PROVIDES AS FOLLOWS:

     12. Limitation of Liability. The Underwriter agrees to use its best efforts in effecting the sale and public distribution of the Shares through dealers and in performing its duties in redeeming and repurchasing the Shares, but nothing contained in this Agreement shall make the Underwriter or any of its officers, directors or shareholders liable for any loss sustained by the Fund or any of its officers, trustees or shareholders, or by any other person on account of any act done or omitted to be done by the Underwriter under this Agreement, provided that nothing contained herein shall protect the Underwriter against any liability to the Fund of to any of its shareholders to which the Underwriter would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence in the performance of its duties as Underwriter or by reason of its reckless disregard of its obligations or duties as Underwriter under this Agreement. Nothing in this Agreement shall protect the Underwriter from any liabilities which it may have under the Securities Act of 1933, as amended ("1993 Act"), or the 1940 Act.

     The general effect of this Indemnification will be to indemnify the officers, trustees, employees and agents of the Registrant from costs and expenses arising from any action, suit or proceeding to which they may be made a party by reason of their being or having been a trustee, officer, employee or agent of the Registrant, except where such action is determined to have arisen out of the willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the trustee's, officer's, employee's or agent's office.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.      Business and Other Connections of the Investment Adviser and
              ------------------------------------------------------------
              Subadvisers
              -----------

     First Investors Management Company, Inc. ("FIMCO") is a registered investment adviser and provides investment management services to the Registrant. The description of FIMCO under the caption "Fund Management" in the Prospectus and under the caption "Management" in Part II of the Statement of Additional Information, constituting Parts A and B, respectively, of this Registration Statement are incorporated herein by reference. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of the adviser during the past two years is set forth in Part I of the Statement of Additional Information under the caption "Trustees and Officers" and in its Form ADV filed with the Securities and Exchange Commission (File No. 801-7885), both of which are incorporated herein by reference.

     Wellington Management Company, LLP ("Wellington") is a registered investment adviser and serves as an investment subadviser to the All-Cap Growth Fund, Focused Equity Fund and Global Fund, each a series of the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Wellington during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-15908).

     Paradigm Capital Management, Inc. ("Paradigm") is a registered investment adviser and serves as an investment subadviser to the Special Situations Fund, a series of the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Paradigm during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-47403).

     Vontobel Asset Management, Inc. ("Vontobel") is a registered investment adviser and serves as an investment subadviser to the International Fund, a series of the Registrant. Information as to any business, profession, vocation or employment of a substantial nature engaged in by the officers, directors and partners of Vontobel during the past two years is incorporated by reference to its Form ADV filed with the Securities and Exchange Commission (SEC File No. 801-21953).

Item 27.      Principal Underwriters
              ----------------------

     (a) First Investors Corporation, Underwriter of the Registrant, is also underwriter for:

          First Investors Income Funds
          First Investors Tax Exempt Funds
          First Investors Life Variable Annuity Fund A
          First Investors Life Variable Annuity Fund C
          First Investors Life Variable Annuity Fund D
          First Investors Life Level Premium Variable Life Insurance (Separate
              Account B)
          First Investors Life Modified Single Premium Variable Life Insurance
              (Separate Account E)

     (b)  The following persons are the officers and directors of the
Underwriter:

     The principal business address of each director and officer listed below is c/o First Investors Legal Department, 95 Wall Street, New York, New York 10005.

                       Position and                       Position and
                       Office with First                  Office with
Name                   Investors Corporation              Registrant
----                   ---------------------              ------------

Kathryn S. Head        Chairman of the Board,             President and Trustee
                       Chief Executive Officer
                       and Director

Lawrence A. Fauci      Director                           None

John T. Sullivan       Director                           Trustee

Larry R. Lavoie        Director, Secretary and            Chief Compliance
                       General Counsel                    Officer

Frederick Miller       Senior Vice President              None

Robert Flanagan        President                          None

William M. Lipkus      Chief Financial Officer            None
                       and Treasurer

Anne Condon            Vice President                     None

Elizabeth Reilly       Vice President                     None

Matthew Smith          Vice President                     None

Marjorie Soloway       Vice President                     None

Mark Segal             Assistant Vice President           None

William J. Vost        Assistant Vice President           None

Carol Lerner Brown     Assistant Secretary                Assistant Secretary

Conrad Charak          Assistant Secretary                None


     (c)  Not applicable

Item 28.      Location of Accounts and Records
              --------------------------------

     Physical possession of the books, accounts and records of the Registrant are held by First Investors Management Company, Inc. and its affiliated companies, First Investors Corporation and Administrative Data Management Corp., at their corporate headquarters, 95 Wall Street, New York, NY 10005, and at their administrative offices, Raritan Plaza 1, Edison, NJ 08837, except for those maintained by (i) the Registrant's Custodian (all funds except International Fund and Global Fund), The Bank of New York, 48 Wall Street, New York, NY 10286, at Vital Records, 563 New Center Road, Flagtown, NJ 08821 (electronic record storage) and at Archive Systems, 25 Commerce Road, Fairfield, NJ 07004 (archive records), and (ii) International Fund's and Global Fund's Custodian, Brown Brothers Harriman & Co., at 40 Water Street, Boston, MA 02109.

Item 29.      Management Services
              -------------------

     Not Applicable.

Item 30.      Undertakings
              ------------

     None.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended ("1933 Act"), and the Investment Company Act of 1940, as amended, the Registrant represents that this Amendment meets all the requirements for effectiveness pursuant to Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and the State of New York, on the 8th day of June 2006.

                                        FIRST INVESTORS EQUITY FUNDS


                                        By:  /s/ Kathryn S. Head
                                             -----------------------------------
                                             Kathryn S. Head
                                             President and Trustee

     Pursuant to the requirements of the 1933 Act, this Post-Effective Amendment No. 45 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Kathryn S. Head                    President and Trustee        June 8, 2006
-------------------------------
Kathryn S. Head


/s/ Joseph I. Benedek                  Treasurer and Principal      June 8, 2006
--------------------------------       Accounting Officer
Joseph I. Benedek


/s/ Charles R. Barton, III             Trustee                      June 8, 2006
--------------------------------
Charles R. Barton, III*


/s/ Stefan L. Geiringer                Trustee                      June 8, 2006
--------------------------------
Stefan L. Geiringer *


/s/ Robert M. Grohol                   Trustee                      June 8, 2006
--------------------------------
Robert M. Grohol*


/s/ Arthur M. Scutro, Jr.              Trustee                      June 8, 2006
--------------------------------
Arthur M. Scutro, Jr.*


/s/ James M. Srygley                   Chairman of the Board        June 8, 2006
--------------------------------       and Trustee
James M. Srygley*


/s/ John T. Sullivan                   Trustee                      June 8, 2006
--------------------------------
John T. Sullivan*


/s/ Robert F. Wentworth                Trustee                      June 8, 2006
--------------------------------
Robert F. Wentworth*


* By:  /s/ Larry R. Lavoie
       -------------------------
       Larry R. Lavoie
       (Attorney-in-Fact)

                                  EXHIBIT INDEX

Type           Description
----           -----------

EX-99.d Investment Advisory Agreement between Registrant and First Investors Management Company, Inc. ("FIMCO") with Amended Schedule A

EX-99.d Subadvisory Agreement among FIMCO, Registrant and Wellington Management Company LLP

EX-99.d Subadvisory Agreement among FIMCO, Registrant and Paradigm Capital Management, Inc. ("Paradigm")

EX-99.d Subadvisory Agreement among FIMCO, Registrant and Vontobel Asset Management, Inc. ("Vontobel")

EX-99.e Amended Schedule A to Underwriting Agreement between Registrant and First Investors Corporation

EX-99.g Appendix to Custodian Agreement with Brown Brothers Harriman & Co. with respect to International Fund

EX-99.h Transfer Agent Agreement between Registrant and Administrative Data Management Corp. with Amended Schedule A

EX-99.i        Opinion and Consent of Counsel

EX-99.m        Amended Schedule A to Class A Distribution Plan

EX-99.m        Amended Schedule A to Class B Distribution Plan

EX-99.n        Amended Schedule A to Multiple Class Plan pursuant to Rule 18f-3

EX-99.p        Code of Ethics of Paradigm

EX-99.p        Code of Ethics of Vontobel